REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Security Life of Denver Insurance Company and Policyholders of Security Life Separate Account L1

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities for each of the divisions of Security Life Separate Account L1 (the “Separate Account”) listed in Appendix A, as of December 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the divisions of the Separate Account as of December 31, 2024, and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the underlying mutual fund. We believe that our audits provide a reasonable basis for our opinion.

/s/Deloitte & Touche LLP

Chicago, Illinois
April 17, 2025

We have served as the auditor of Security Life Separate Account L1 since 2021.

Security Life Separate Account L1
APPENDIX A

Division	Statements of Assets and Liabilities as of	Statements of Operations for the Year ended	Statements Of Changes in Net Assets for the Two Years ended	Financial Highlights for Three Years Ended
Invesco V.I. Core Equity Fund - Series I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
American Funds Insurance Series® Growth Fund - Class 2	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
American Funds Insurance Series® Growth-Income Fund - Class 2	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
American Funds Insurance Series® International Fund - Class 2	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
BlackRock Global Allocation V.I. Fund - Class III	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Fidelity® VIP Contrafund® Portfolio - Service Class	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Fidelity® VIP Equity-Income Portfolio - Service Class	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
M Capital Appreciation Fund	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
M International Equity Fund	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
M Large Cap Growth Fund	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
M Large Cap Value Fund	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
VanEck VIP Global Resources Fund - Initial Class Shares	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Balanced Income Portfolio - Institutional Class *	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Intermediate Bond Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Global Perspectives® Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Government Liquid Assets Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Government Liquid Assets Portfolio - Class S	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya High Yield Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Large Cap Growth Portfolio – Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Large Cap Value Portfolio – Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Limited Maturity Bond Portfolio – Class S	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Retirement Growth Portfolio – Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Retirement Moderate Growth Portfolio – Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Retirement Moderate Portfolio – Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya U.S. Stock Index Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
VY® CBRE Global Real Estate Portfolio - Service Class	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
VY® Invesco Growth and Income Portfolio - Service Class	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
VY® JPMorgan Emerging Markets Equity Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
VY® JPMorgan Small Cap Core Equity Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
VY® T. Rowe Price Equity Income Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Global Bond Portfolio - Service Class	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya International High Dividend Low Volatility Port - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Solution Moderately Aggressive Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
VY® American Century Small-Mid Cap Value Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
VY® Baron Growth Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
VY® Columbia Small Cap Value II Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
VY® Invesco Comstock Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
VY® Invesco Equity and Income Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Global Insights Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
VY® JPMorgan Mid Cap Value Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Solution Aggressive Portfolio - Class I *	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Solution Balanced Portfolio - Class I *	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Growth and Income Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Global High Dividend Low Volatility Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Index Plus LargeCap Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Index Plus MidCap Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Index Plus SmallCap Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024

Division	Statements of Assets and Liabilities as of	Statements of Operations for the Year ended	Statements Of Changes in Net Assets for the Two Years ended	Financial Highlights for Three Years Ended
Voya International Index Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	For the period from July 8, 2022 to December 31, 2022, For the Year Ended December 31, 2023 and For the Year Ended December 31, 2024
Voya Russell™ Large Cap Growth Index Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Russell™ Large Cap Index Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Russell™ Large Cap Value Index Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Russell™ Small Cap Index Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya Small Company Portfolio - Class S	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya U.S. Bond Index Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya MidCap Opportunities Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Voya SmallCap Opportunities Portfolio - Class I	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024

* Division opened during the year.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2024
(Dollars in thousands, except number of shares)

	Invesco V.I. Core Equity Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III
Assets
Investments in mutual funds
at fair value	$5,091	$98,766	$58,870	$35,035	$12,941
Total assets	5,091	98,766	58,870	35,035	12,941
Net assets	$5,091	$98,766	$58,870	$35,035	$12,941

Total number of mutual fund shares	151,439	785,168	860,918	1,973,800	1,003,940

Cost of mutual fund shares	$4,573	$66,936	$43,125	$36,357	$14,059

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2024
(Dollars in thousands, except number of shares)

	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Service Class	M Capital Appreciation Fund	M International Equity Fund
Assets
Investments in mutual funds
at fair value	$35,698	$160	$5,898	$15,344	$10,485
Total assets	35,698	160	5,898	15,344	10,485
Net assets	$35,698	$160	$5,898	$15,344	$10,485

Total number of mutual fund shares	621,046	14,556	223,753	624,265	764,779

Cost of mutual fund shares	$25,934	$181	$5,428	$15,725	$9,733

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2024
(Dollars in thousands, except number of shares)

	M Large Cap Growth Fund	M Large Cap Value Fund	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I	VanEck VIP Global Resources Fund - Initial Class	Voya Intermediate Bond Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$4,038	$1,806	$1,860	$323	$67,265
Total assets	4,038	1,806	1,860	323	67,265
Net assets	$4,038	$1,806	$1,860	$323	$67,265

Total number of mutual fund shares	121,962	115,175	46,574	12,817	6,263,039

Cost of mutual fund shares	$3,618	$1,539	$1,283	$328	$76,154

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2024
(Dollars in thousands, except number of shares)

	Voya Balanced Income Portfolio - Class I*	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class S	Voya High Yield Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$11,704	$589	$18,927	$13,850	$17,974
Total assets	11,704	589	18,927	13,850	17,974
Net assets	$11,704	$589	$18,927	$13,850	$17,974

Total number of mutual fund shares	1,150,833	66,717	18,927,199	13,849,914	2,066,012

Cost of mutual fund shares	$11,433	$669	$18,927	$13,850	$19,360

*Fund Opened July 12, 2024

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2024
(Dollars in thousands, except number of shares)

	Voya Large Cap Growth Portfolio - Class I	Voya Large Cap Value Portfolio - Class I	Voya Limited Maturity Bond Portfolio - Class S	Voya Retirement Growth Portfolio - Class I	Voya Retirement Moderate Growth Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$68,659	$18,595	$20,487	$32,862	$14,250
Total assets	68,659	18,595	20,487	32,862	14,250
Net assets	$68,659	$18,595	$20,487	$32,862	$14,250

Total number of mutual fund shares	3,739,598	2,928,363	2,142,955	2,724,875	1,331,796

Cost of mutual fund shares	$56,725	$18,911	$21,203	$33,352	$15,124

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2024
(Dollars in thousands, except number of shares)

	Voya Retirement Moderate Portfolio - Class I	Voya U.S. Stock Index Portfolio - Class I	VY® CBRE Global Real Estate Portfolio - Class S	VY® Invesco Growth and Income Portfolio - Class S	VY® JPMorgan Emerging Markets Equity Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$10,197	$218,424	$8,073	$11,463	$30,769
Total assets	10,197	218,424	8,073	11,463	30,769
Net assets	$10,197	$218,424	$8,073	$11,463	$30,769

Total number of mutual fund shares	1,013,652	10,775,717	810,517	508,096	2,420,827

Cost of mutual fund shares	$11,195	$176,048	$8,697	$11,086	$40,209

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2024
(Dollars in thousands, except number of shares)

	VY® JPMorgan Small Cap Core Equity Portfolio - Class I	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	VY® T. Rowe Price Equity Income Portfolio - Class I	Voya Global Bond Portfolio - Class S	Voya International High Dividend Low Volatility Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$35,293	$117,317	$31,026	$10,391	$10,927
Total assets	35,293	117,317	31,026	10,391	10,927
Net assets	$35,293	$117,317	$31,026	$10,391	$10,927

Total number of mutual fund shares	2,140,272	4,155,756	2,963,357	1,308,659	1,075,456

Cost of mutual fund shares	$35,863	$114,659	$30,375	$12,689	$10,193

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2024
(Dollars in thousands, except number of shares)

	Voya Solution Aggressive Portfolio - Class I*	Voya Solution Balanced Portfolio - Class I*	Voya Solution Moderately Aggressive Portfolio - Class I	VY® American Century Small-Mid Cap Value Portfolio - Class I	VY® Baron Growth Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$156	$103	$3,176	$55	$12,399
Total assets	156	103	3,176	55	12,399
Net assets	$156	$103	$3,176	$55	$12,399

Total number of mutual fund shares	10,392	10,433	252,704	4,722	463,500

Cost of mutual fund shares	$151	$100	$3,115	$55	$12,196

*Fund Opened July 12, 2024

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2024
(Dollars in thousands, except number of shares)

	VY® Columbia Small Cap Value II Portfolio - Class I	VY® Invesco Comstock Portfolio - Class I	VY® Invesco Equity and Income Portfolio - Class I	Voya Global Insights Portfolio - Class I	VY® JPMorgan Mid Cap Value Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$8,268	$13,575	$9,912	$16,216	$13,225
Total assets	8,268	13,575	9,912	16,216	13,225
Net assets	$8,268	$13,575	$9,912	$16,216	$13,225

Total number of mutual fund shares	488,096	655,480	235,373	1,728,801	815,838

Cost of mutual fund shares	$8,077	$12,447	$10,191	$24,112	$14,022

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2024
(Dollars in thousands, except number of shares)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$48,015	$14,047	$10,457	$39,464	$13,933
Total assets	48,015	14,047	10,457	39,464	13,933
Net assets	$48,015	$14,047	$10,457	$39,464	$13,933

Total number of mutual fund shares	4,200,777	672,119	896,853	1,305,460	654,743

Cost of mutual fund shares	$47,963	$15,619	$9,098	$32,405	$13,256

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2024
(Dollars in thousands, except number of shares)

	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$8,174	$49,452	$80,415	$23,108	$8,695
Total assets	8,174	49,452	80,415	23,108	8,695
Net assets	$8,174	$49,452	$80,415	$23,108	$8,695

Total number of mutual fund shares	358,832	4,447,134	979,357	549,012	275,780

Cost of mutual fund shares	$7,168	$43,548	$41,680	$15,521	$7,026

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2024
(Dollars in thousands, except number of shares)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$6,692	$9,045	$9,812	$20,593	$20,545
Total assets	6,692	9,045	9,812	20,593	20,545
Net assets	$6,692	$9,045	$9,812	$20,593	$20,545

Total number of mutual fund shares	140,875	638,769	644,230	2,303,497	3,482,183

Cost of mutual fund shares	$5,619	$8,635	$9,476	$22,064	$19,583

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2024
(Dollars in thousands, except number of shares)

Voya SmallCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$6,646
Total assets	6,646
Net assets	$6,646

Total number of mutual fund shares	284,866

Cost of mutual fund shares	$6,108

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2024
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III
Net investment income (loss)
Investment income:
Dividends	$34	$309	$625	$430	$188
Expenses:
Mortality and expense risk charges	32	203	102	87	21
Total expenses	32	203	102	87	21
Net investment income (loss)	2	106	523	343	167

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	32	3,190	1,586	71	(77)
Capital gains distributions	410	2,131	2,565	—	1,018
Total realized gain (loss) on investments
and capital gains distributions	442	5,321	4,151	71	941
Net change in unrealized appreciation
(depreciation) of investments	609	19,675	7,428	806	(31)
Net realized and unrealized gain (loss)
on investments	1,051	24,996	11,579	877	910
Net increase (decrease) in net assets
resulting from operations	$1,053	$25,102	$12,102	$1,220	$1,077

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2024
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Service Class	M Capital Appreciation Fund	M International Equity Fund
Net investment income (loss)
Investment income:
Dividends	$31	$6	$98	$303	$305
Expenses:
Mortality and expense risk charges	87	1	18	109	67
Total expenses	87	1	18	109	67
Net investment income (loss)	(56)	5	80	194	238

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,485	(1)	92	(5)	144
Capital gains distributions	4,109	—	338	995	—
Total realized gain (loss) on investments
and capital gains distributions	5,594	(1)	430	990	144
Net change in unrealized appreciation
(depreciation) of investments	3,913	(2)	272	94	(179)
Net realized and unrealized gain (loss)
on investments	9,507	(3)	702	1,084	(35)
Net increase (decrease) in net assets
resulting from operations	$9,451	$2	$782	$1,278	$203

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2024
(Dollars in thousands)

	M Large Cap Growth Fund	M Large Cap Value Fund	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I	VanEck VIP Global Resources Fund - Initial Class	Voya Intermediate Bond Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$33	$4	$9	$3,157
Expenses:
Mortality and expense risk charges	19	9	6	2	264
Total expenses	19	9	6	2	264
Net investment income (loss)	(19)	24	(2)	7	2,893

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	75	55	52	—	(1,259)
Capital gains distributions	382	145	85	—	—
Total realized gain (loss) on investments
and capital gains distributions	457	200	137	—	(1,259)
Net change in unrealized appreciation
(depreciation) of investments	402	71	258	(20)	(16)
Net realized and unrealized gain (loss)
on investments	859	271	395	(20)	(1,275)
Net increase (decrease) in net assets
resulting from operations	$840	$295	$393	$(13)	$1,618

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2024
(Dollars in thousands)

	Voya Balanced Income Portfolio - Class I*	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class S	Voya High Yield Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$164	$17	$920	$716	$1,210
Expenses:
Mortality and expense risk charges	17	—	141	—	62
Total expenses	17	—	141	—	62
Net investment income (loss)	147	17	779	716	1,148

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	(7)	—	—	(335)
Capital gains distributions	—	—	7	5	—
Total realized gain (loss) on investments
and capital gains distributions	6	(7)	7	5	(335)
Net change in unrealized appreciation
(depreciation) of investments	271	28	—	—	405
Net realized and unrealized gain (loss)
on investments	277	21	7	5	70
Net increase (decrease) in net assets
resulting from operations	$424	$38	$786	$721	$1,218

*Fund Opened July 12, 2024

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2024
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Class I	Voya Large Cap Value Portfolio - Class I	Voya Limited Maturity Bond Portfolio - Class S	Voya Retirement Growth Portfolio - Class I	Voya Retirement Moderate Growth Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$312	$1,054	$769	$378
Expenses:
Mortality and expense risk charges	283	69	71	43	31
Total expenses	283	69	71	43	31
Net investment income (loss)	(283)	243	983	726	347

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	547	(95)	(444)	(73)	(346)
Capital gains distributions	—	922	—	1,880	715
Total realized gain (loss) on investments
and capital gains distributions	547	827	(444)	1,807	369
Net change in unrealized appreciation
(depreciation) of investments	18,184	1,848	462	1,887	1,107
Net realized and unrealized gain (loss)
on investments	18,731	2,675	18	3,694	1,476
Net increase (decrease) in net assets
resulting from operations	$18,448	$2,918	$1,001	$4,420	$1,823

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2024
(Dollars in thousands)

	Voya Retirement Moderate Portfolio - Class I	Voya U.S. Stock Index Portfolio - Class I	VY® CBRE Global Real Estate Portfolio - Class S	VY® Invesco Growth and Income Portfolio - Class S	VY® JPMorgan Emerging Markets Equity Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$311	$2,680	$240	$151	$330
Expenses:
Mortality and expense risk charges	57	1,157	30	42	147
Total expenses	57	1,157	30	42	147
Net investment income (loss)	254	1,523	210	109	183

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(131)	3,343	(47)	64	(957)
Capital gains distributions	265	16,141	—	1,198	—
Total realized gain (loss) on investments
and capital gains distributions	134	19,484	(47)	1,262	(957)
Net change in unrealized appreciation
(depreciation) of investments	348	22,378	(165)	296	1,275
Net realized and unrealized gain (loss)
on investments	482	41,862	(212)	1,558	318
Net increase (decrease) in net assets
resulting from operations	$736	$43,385	$(2)	$1,667	$501

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2024
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Class I	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	VY® T. Rowe Price Equity Income Portfolio - Class I	Voya Global Bond Portfolio - Class S	Voya International High Dividend Low Volatility Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$181	$3,400	$621	$442	$519
Expenses:
Mortality and expense risk charges	190	268	109	39	51
Total expenses	190	268	109	39	51
Net investment income (loss)	(9)	3,132	512	403	468

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(153)	49	120	(816)	115
Capital gains distributions	—	1,401	1,463	—	—
Total realized gain (loss) on investments
and capital gains distributions	(153)	1,450	1,583	(816)	115
Net change in unrealized appreciation
(depreciation) of investments	3,588	8,894	1,153	259	148
Net realized and unrealized gain (loss)
on investments	3,435	10,344	2,736	(557)	263
Net increase (decrease) in net assets
resulting from operations	$3,426	$13,476	$3,248	$(154)	$731

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2024
(Dollars in thousands)

	Voya Solution Aggressive Portfolio - Class I*	Voya Solution Balanced Portfolio - Class I*	Voya Solution Moderately Aggressive Portfolio - Class I	VY® American Century Small-Mid Cap Value Portfolio - Class I	VY® Baron Growth Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$1	$47	$1	$—
Expenses:
Mortality and expense risk charges	—	—	3	—	38
Total expenses	—	—	3	—	38
Net investment income (loss)	—	1	44	1	(38)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	—	(11)	—	12
Capital gains distributions	1	—	28	1	503
Total realized gain (loss) on investments
and capital gains distributions	—	—	17	1	515
Net change in unrealized appreciation
(depreciation) of investments	5	2	368	2	72
Net realized and unrealized gain (loss)
on investments	5	2	385	3	587
Net increase (decrease) in net assets
resulting from operations	$5	$3	$429	$4	$549

*Fund opened July 12, 2024

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2024
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Class I	VY® Invesco Comstock Portfolio - Class I	VY® Invesco Equity and Income Portfolio - Class I	Voya Global Insights Portfolio - Class I	VY® JPMorgan Mid Cap Value Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$159	$241	$332	$—	$140
Expenses:
Mortality and expense risk charges	23	39	23	41	59
Total expenses	23	39	23	41	59
Net investment income (loss)	136	202	309	(41)	81

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	127	3	(341)	(124)
Capital gains distributions	683	1,199	672	9,081	637
Total realized gain (loss) on investments
and capital gains distributions	718	1,326	675	8,740	513
Net change in unrealized appreciation
(depreciation) of investments	(8)	257	106	(7,314)	1,084
Net realized and unrealized gain (loss)
on investments	710	1,583	781	1,426	1,597
Net increase (decrease) in net assets
resulting from operations	$846	$1,785	$1,090	$1,385	$1,678

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2024
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$117	$287	$319	$127
Expenses:
Mortality and expense risk charges	234	32	29	170	43
Total expenses	234	32	29	170	43
Net investment income (loss)	(234)	85	258	149	84

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(294)	(76)	133	365	(23)
Capital gains distributions	4,480	1,796	345	1,698	388
Total realized gain (loss) on investments
and capital gains distributions	4,186	1,720	478	2,063	365
Net change in unrealized appreciation
(depreciation) of investments	5,381	949	473	5,912	1,303
Net realized and unrealized gain (loss)
on investments	9,567	2,669	951	7,975	1,668
Net increase (decrease) in net assets
resulting from operations	$9,333	$2,754	$1,209	$8,124	$1,752

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2024
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$92	$1,330	$286	$214	$143
Expenses:
Mortality and expense risk charges	27	289	412	75	35
Total expenses	27	289	412	75	35
Net investment income (loss)	65	1,041	(126)	139	108

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	95	569	2,577	304	188
Capital gains distributions	243	—	2,507	—	113
Total realized gain (loss) on investments
and capital gains distributions	338	569	5,084	304	301
Net change in unrealized appreciation
(depreciation) of investments	255	(595)	15,559	4,326	613
Net realized and unrealized gain (loss)
on investments	593	(26)	20,643	4,630	914
Net increase (decrease) in net assets
resulting from operations	$658	$1,015	$20,517	$4,769	$1,022

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2024
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$25	$93	$66	$693	$—
Expenses:
Mortality and expense risk charges	21	29	48	89	74
Total expenses	21	29	48	89	74
Net investment income (loss)	4	64	18	604	(74)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	89	27	(16)	(793)	(62)
Capital gains distributions	—	479	295	—	—
Total realized gain (loss) on investments
and capital gains distributions	89	506	279	(793)	(62)
Net change in unrealized appreciation
(depreciation) of investments	1,023	306	608	292	2,973
Net realized and unrealized gain (loss)
on investments	1,112	812	887	(501)	2,911
Net increase (decrease) in net assets
resulting from operations	$1,116	$876	$905	$103	$2,837

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2024
(Dollars in thousands)

Voya SmallCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$43
Expenses:
Mortality and expense risk charges	24
Total expenses	24
Net investment income (loss)	19

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	69
Capital gains distributions	—
Total realized gain (loss) on investments
and capital gains distributions	69
Net change in unrealized appreciation
(depreciation) of investments	872
Net realized and unrealized gain (loss)
on investments	941
Net increase (decrease) in net assets
resulting from operations	$960

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2
Net assets at January 1, 2023	$4,656	$67,650	$44,805	$33,763

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	105	571	373
Total realized gain (loss) on investments
and capital gains distributions	134	7,044	3,412	(649)
Net change in unrealized appreciation
(depreciation) of investments	799	17,700	7,330	5,376
Net increase (decrease) in net assets resulting from operations	932	24,849	11,313	5,100
Changes from principal transactions:
Premiums	—	1,879	1,358	1,123
Surrenders & withdrawals	(74)	(2,047)	(1,122)	(1,062)
Cost of insurance & administrative charges	(162)	(2,430)	(1,588)	(1,129)
Benefit payments	(172)	(1,011)	(387)	(729)
Transfers between Divisions (including fixed account), net	(856)	(4,244)	(1,943)	(575)
Increase (decrease) in net assets
derived from principal transactions	(1,264)	(7,853)	(3,682)	(2,372)
Total increase (decrease) in net assets	(332)	16,996	7,631	2,728
Net assets at December 31, 2023	4,324	84,646	52,436	36,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	106	523	343
Total realized gain (loss) on investments
and capital gains distributions	442	5,321	4,151	71
Net change in unrealized appreciation
(depreciation) of investments	609	19,675	7,428	806
Net increase (decrease) in net assets resulting from operations	1,053	25,102	12,102	1,220
Changes from principal transactions:
Premiums	—	2,076	1,575	1,352
Surrenders & withdrawals	(14)	(4,610)	(1,674)	(1,706)
Cost of insurance & administrative charges	(146)	(2,468)	(1,526)	(1,005)
Benefit payments	(104)	(444)	(339)	(232)
Transfers between Divisions (including fixed account), net	(22)	(5,536)	(3,704)	(1,085)
Increase (decrease) in net assets
derived from principal transactions	(286)	(10,982)	(5,668)	(2,676)
Total increase (decrease) in net assets	767	14,120	6,434	(1,456)
Net assets at December 31, 2024	$5,091	$98,766	$58,870	$35,035

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023
(Dollars in thousands)

	BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Service Class
Net assets at January 1, 2023	$11,175	$23,597	$158	$5,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	293	36	3	74
Total realized gain (loss) on investments
and capital gains distributions	(50)	1,965	(1)	216
Net change in unrealized appreciation
(depreciation) of investments	1,170	5,505	6	192
Net increase (decrease) in net assets resulting from operations	1,413	7,506	8	482
Changes from principal transactions:
Premiums	430	818	—	117
Surrenders & withdrawals	(426)	(1,152)	—	(272)
Cost of insurance & administrative charges	(338)	(1,068)	(5)	(257)
Benefit payments	(63)	(47)	—	(11)
Transfers between Divisions (including fixed account), net	835	(601)	1	52
Increase (decrease) in net assets
derived from principal transactions	438	(2,050)	(4)	(371)
Total increase (decrease) in net assets	1,851	5,456	4	111
Net assets at December 31, 2023	13,026	29,053	162	5,191

Increase (decrease) in net assets
Operations:
Net investment income (loss)	167	(56)	5	80
Total realized gain (loss) on investments
and capital gains distributions	941	5,594	(1)	430
Net change in unrealized appreciation
(depreciation) of investments	(31)	3,913	(2)	272
Net increase (decrease) in net assets resulting from operations	1,077	9,451	2	782
Changes from principal transactions:
Premiums	379	774	—	116
Surrenders & withdrawals	(804)	(1,277)	—	(362)
Cost of insurance & administrative charges	(314)	(1,092)	(4)	(270)
Benefit payments	(106)	(379)	—	—
Transfers between Divisions (including fixed account), net	(317)	(832)	—	441
Increase (decrease) in net assets
derived from principal transactions	(1,162)	(2,806)	(4)	(75)
Total increase (decrease) in net assets	(85)	6,645	(2)	707
Net assets at December 31, 2024	$12,941	$35,698	$160	$5,898

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023
(Dollars in thousands)

	M Capital Appreciation Fund	M International Equity Fund	M Large Cap Growth Fund	M Large Cap Value Fund
Net assets at January 1, 2023	$12,477	$9,069	$2,944	$1,670

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(39)	178	(16)	29
Total realized gain (loss) on investments
and capital gains distributions	432	37	308	46
Net change in unrealized appreciation
(depreciation) of investments	2,418	958	612	42
Net increase (decrease) in net assets resulting from operations	2,811	1,173	904	117
Changes from principal transactions:
Premiums	31	34	52	32
Surrenders & withdrawals	—	(1,312)	—	—
Cost of insurance & administrative charges	(138)	(168)	(146)	(94)
Benefit payments	(52)	(135)	(105)	(50)
Transfers between Divisions (including fixed account), net	(807)	(261)	(180)	53
Increase (decrease) in net assets
derived from principal transactions	(966)	(1,842)	(379)	(59)
Total increase (decrease) in net assets	1,845	(669)	525	58
Net assets at December 31, 2023	14,322	8,400	3,469	1,728

Increase (decrease) in net assets
Operations:
Net investment income (loss)	194	238	(19)	24
Total realized gain (loss) on investments
and capital gains distributions	990	144	457	200
Net change in unrealized appreciation
(depreciation) of investments	94	(179)	402	71
Net increase (decrease) in net assets resulting from operations	1,278	203	840	295
Changes from principal transactions:
Premiums	35	37	55	36
Surrenders & withdrawals	(67)	(34)	(4)	(54)
Cost of insurance & administrative charges	(126)	(156)	(148)	(94)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	(98)	2,035	(174)	(105)
Increase (decrease) in net assets
derived from principal transactions	(256)	1,882	(271)	(217)
Total increase (decrease) in net assets	1,022	2,085	569	78
Net assets at December 31, 2024	$15,344	$10,485	$4,038	$1,806
The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023
(Dollars in thousands)

	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I	VanEck VIP Global Resources Fund - Initial Class	Voya Intermediate Bond Portfolio - Class I	Voya Balanced Income Portfolio - Class I*
Net assets at January 1, 2023	$1,439	$424	$62,537	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	9	2,466	—
Total realized gain (loss) on investments
and capital gains distributions	39	(6)	(1,034)	—
Net change in unrealized appreciation
(depreciation) of investments	304	(21)	2,935	—
Net increase (decrease) in net assets resulting from operations	343	(18)	4,367	—
Changes from principal transactions:
Premiums	22	—	1,873	—
Surrenders & withdrawals	(115)	(4)	(1,667)	—
Cost of insurance & administrative charges	(38)	(13)	(2,572)	—
Benefit payments	—	(9)	(1,004)	—
Transfers between Divisions (including fixed account), net	(51)	(10)	6,504	—
Increase (decrease) in net assets
derived from principal transactions	(182)	(36)	3,134	—
Total increase (decrease) in net assets	161	(54)	7,501	—
Net assets at December 31, 2023	1,600	370	70,038	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	7	2,893	147
Total realized gain (loss) on investments
and capital gains distributions	137	—	(1,259)	6
Net change in unrealized appreciation
(depreciation) of investments	258	(20)	(16)	271
Net increase (decrease) in net assets resulting from operations	393	(13)	1,618	424
Changes from principal transactions:
Premiums	27	—	2,588	214
Surrenders & withdrawals	(56)	(18)	(1,538)	(57)
Cost of insurance & administrative charges	(37)	(8)	(2,339)	(157)
Benefit payments	(16)	(7)	(355)	(93)
Transfers between Divisions (including fixed account), net	(51)	(1)	(2,747)	11,373
Increase (decrease) in net assets
derived from principal transactions	(133)	(34)	(4,391)	11,280
Total increase (decrease) in net assets	260	(47)	(2,773)	11,704
Net assets at December 31, 2024	$1,860	$323	$67,265	$11,704

*Fund opened July 12, 2024

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023
(Dollars in thousands)

	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class S	Voya High Yield Portfolio - Class I
Net assets at January 1, 2023	$559	$16,343	$17,928	$17,887

Increase (decrease) in net assets
Operations:
Net investment income (loss)	38	651	780	1,133
Total realized gain (loss) on investments
and capital gains distributions	(5)	—	—	(480)
Net change in unrealized appreciation
(depreciation) of investments	24	—	—	1,356
Net increase (decrease) in net assets resulting from operations	57	651	780	2,009
Changes from principal transactions:
Premiums	53	1,402	1,730	864
Surrenders & withdrawals	(13)	(565)	(2,034)	(475)
Cost of insurance & administrative charges	(30)	(1,804)	(1,811)	(847)
Benefit payments	—	(407)	(397)	(360)
Transfers between Divisions (including fixed account), net	(107)	1,810	(858)	(668)
Increase (decrease) in net assets
derived from principal transactions	(97)	436	(3,370)	(1,486)
Total increase (decrease) in net assets	(40)	1,087	(2,590)	523
Net assets at December 31, 2023	519	17,430	15,338	18,410

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	779	716	1,148
Total realized gain (loss) on investments
and capital gains distributions	(7)	7	5	(335)
Net change in unrealized appreciation
(depreciation) of investments	28	—	—	405
Net increase (decrease) in net assets resulting from operations	38	786	721	1,218
Changes from principal transactions:
Premiums	55	1,288	1,101	922
Surrenders & withdrawals	(12)	(769)	(1,945)	(562)
Cost of insurance & administrative charges	(30)	(1,877)	(1,266)	(944)
Benefit payments	(6)	(208)	(17)	(270)
Transfers between Divisions (including fixed account), net	25	2,277	(82)	(800)
Increase (decrease) in net assets
derived from principal transactions	32	711	(2,209)	(1,654)
Total increase (decrease) in net assets	70	1,497	(1,488)	(436)
Net assets at December 31, 2024	$589	$18,927	$13,850	$17,974

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Class I	Voya Large Cap Value Portfolio - Class I	Voya Limited Maturity Bond Portfolio - Class S	Voya Retirement Growth Portfolio - Class I
Net assets at January 1, 2023	$43,809	$17,264	$23,517	$27,901

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(222)	183	820	510
Total realized gain (loss) on investments
and capital gains distributions	(4,198)	(2,099)	(247)	1,437
Net change in unrealized appreciation
(depreciation) of investments	20,388	4,097	427	2,881
Net increase (decrease) in net assets resulting from operations	15,968	2,181	1,000	4,828
Changes from principal transactions:
Premiums	1,261	396	609	1,117
Surrenders & withdrawals	(1,173)	(420)	(1,971)	(1,112)
Cost of insurance & administrative charges	(1,975)	(646)	(909)	(1,048)
Benefit payments	(429)	(321)	(90)	(917)
Transfers between Divisions (including fixed account), net	(1,032)	(141)	4,499	(78)
Increase (decrease) in net assets
derived from principal transactions	(3,348)	(1,132)	2,138	(2,038)
Total increase (decrease) in net assets	12,620	1,049	3,138	2,790
Net assets at December 31, 2023	56,429	18,313	26,655	30,691

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(283)	243	983	726
Total realized gain (loss) on investments
and capital gains distributions	547	827	(444)	1,807
Net change in unrealized appreciation
(depreciation) of investments	18,184	1,848	462	1,887
Net increase (decrease) in net assets resulting from operations	18,448	2,918	1,001	4,420
Changes from principal transactions:
Premiums	1,070	504	1,108	1,150
Surrenders & withdrawals	(2,494)	(401)	(640)	(2,011)
Cost of insurance & administrative charges	(2,060)	(573)	(874)	(912)
Benefit payments	(804)	(674)	(504)	(107)
Transfers between Divisions (including fixed account), net	(1,930)	(1,492)	(6,259)	(369)
Increase (decrease) in net assets
derived from principal transactions	(6,218)	(2,636)	(7,169)	(2,249)
Total increase (decrease) in net assets	12,230	282	(6,168)	2,171
Net assets at December 31, 2024	$68,659	$18,595	$20,487	$32,862

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023
(Dollars in thousands)

	Voya Retirement Moderate Growth Portfolio - Class I	Voya Retirement Moderate Portfolio - Class I	Voya U.S. Stock Index Portfolio - Class I	VY® CBRE Global Real Estate Portfolio - Class S
Net assets at January 1, 2023	$15,340	$10,273	$162,565	$9,354

Increase (decrease) in net assets
Operations:
Net investment income (loss)	264	151	1,719	135
Total realized gain (loss) on investments
and capital gains distributions	836	215	19,761	(482)
Net change in unrealized appreciation
(depreciation) of investments	1,202	716	17,848	1,295
Net increase (decrease) in net assets resulting from operations	2,302	1,082	39,328	948
Changes from principal transactions:
Premiums	333	198	2,632	234
Surrenders & withdrawals	(115)	(319)	(6,131)	(418)
Cost of insurance & administrative charges	(403)	(334)	(5,419)	(331)
Benefit payments	—	(14)	(1,426)	(136)
Transfers between Divisions (including fixed account), net	(860)	(524)	(4,559)	(971)
Increase (decrease) in net assets
derived from principal transactions	(1,045)	(993)	(14,903)	(1,622)
Total increase (decrease) in net assets	1,257	89	24,425	(674)
Net assets at December 31, 2023	16,597	10,362	186,990	8,680

Increase (decrease) in net assets
Operations:
Net investment income (loss)	347	254	1,523	210
Total realized gain (loss) on investments
and capital gains distributions	369	134	19,484	(47)
Net change in unrealized appreciation
(depreciation) of investments	1,107	348	22,378	(165)
Net increase (decrease) in net assets resulting from operations	1,823	736	43,385	(2)
Changes from principal transactions:
Premiums	338	198	2,640	177
Surrenders & withdrawals	(886)	(778)	(3,043)	(353)
Cost of insurance & administrative charges	(390)	(268)	(5,052)	(261)
Benefit payments	(3,341)	(113)	(4,251)	(100)
Transfers between Divisions (including fixed account), net	109	60	(2,245)	(68)
Increase (decrease) in net assets
derived from principal transactions	(4,170)	(901)	(11,951)	(605)
Total increase (decrease) in net assets	(2,347)	(165)	31,434	(607)
Net assets at December 31, 2024	$14,250	$10,197	$218,424	$8,073

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Class S	VY® JPMorgan Emerging Markets Equity Portfolio - Class I	VY® JPMorgan Small Cap Core Equity Portfolio - Class I	VY® T. Rowe Price Capital Appreciation Portfolio - Class I
Net assets at January 1, 2023	$10,244	$28,337	$31,244	$104,026

Increase (decrease) in net assets
Operations:
Net investment income (loss)	152	431	(54)	2,161
Total realized gain (loss) on investments
and capital gains distributions	545	(2,780)	1,043	10,457
Net change in unrealized appreciation
(depreciation) of investments	491	4,363	2,594	5,782
Net increase (decrease) in net assets resulting from operations	1,188	2,014	3,583	18,400
Changes from principal transactions:
Premiums	181	790	786	3,836
Surrenders & withdrawals	(256)	(818)	(823)	(5,805)
Cost of insurance & administrative charges	(425)	(810)	(995)	(4,280)
Benefit payments	(117)	(297)	(295)	(1,719)
Transfers between Divisions (including fixed account), net	219	2,134	(249)	(3,865)
Increase (decrease) in net assets
derived from principal transactions	(398)	999	(1,576)	(11,833)
Total increase (decrease) in net assets	790	3,013	2,007	6,567
Net assets at December 31, 2023	11,034	31,350	33,251	110,593

Increase (decrease) in net assets
Operations:
Net investment income (loss)	109	183	(9)	3,132
Total realized gain (loss) on investments
and capital gains distributions	1,262	(957)	(153)	1,450
Net change in unrealized appreciation
(depreciation) of investments	296	1,275	3,588	8,894
Net increase (decrease) in net assets resulting from operations	1,667	501	3,426	13,476
Changes from principal transactions:
Premiums	171	799	750	3,433
Surrenders & withdrawals	(892)	(1,455)	(1,174)	(3,611)
Cost of insurance & administrative charges	(321)	(670)	(876)	(3,880)
Benefit payments	(8)	(154)	(127)	(675)
Transfers between Divisions (including fixed account), net	(188)	398	43	(2,019)
Increase (decrease) in net assets
derived from principal transactions	(1,238)	(1,082)	(1,384)	(6,752)
Total increase (decrease) in net assets	429	(581)	2,042	6,724
Net assets at December 31, 2024	$11,463	$30,769	$35,293	$117,317

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Class I	Voya Global Bond Portfolio - Class S	Voya International High Dividend Low Volatility Portfolio - Class I	Voya Solution Aggressive Portfolio - Class I*
Net assets at January 1, 2023	$29,015	$10,413	$10,593	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	526	323	424	—
Total realized gain (loss) on investments
and capital gains distributions	425	(276)	(200)	—
Net change in unrealized appreciation
(depreciation) of investments	1,506	527	1,198	—
Net increase (decrease) in net assets resulting from operations	2,457	574	1,422	—
Changes from principal transactions:
Premiums	510	394	344	—
Surrenders & withdrawals	(1,180)	(185)	(673)	—
Cost of insurance & administrative charges	(832)	(377)	(525)	—
Benefit payments	(728)	(37)	(34)	—
Transfers between Divisions (including fixed account), net	(41)	426	(106)	—
Increase (decrease) in net assets
derived from principal transactions	(2,271)	221	(994)	—
Total increase (decrease) in net assets	186	795	428	—
Net assets at December 31, 2023	29,201	11,208	11,021	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	512	403	468	—
Total realized gain (loss) on investments
and capital gains distributions	1,583	(816)	115	—
Net change in unrealized appreciation
(depreciation) of investments	1,153	259	148	5
Net increase (decrease) in net assets resulting from operations	3,248	(154)	731	5
Changes from principal transactions:
Premiums	548	969	317	—
Surrenders & withdrawals	(1,036)	(183)	(786)	—
Cost of insurance & administrative charges	(782)	(362)	(499)	(1)
Benefit payments	(189)	(36)	—	—
Transfers between Divisions (including fixed account), net	36	(1,051)	143	152
Increase (decrease) in net assets
derived from principal transactions	(1,423)	(663)	(825)	151
Total increase (decrease) in net assets	1,825	(817)	(94)	156
Net assets at December 31, 2024	$31,026	$10,391	$10,927	$156

*Fund opened July 12, 2024

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023
(Dollars in thousands)

	Voya Solution Balanced Portfolio - Class I*	Voya Solution Moderately Aggressive Portfolio - Class I	VY® American Century Small-Mid Cap Value Portfolio - Class I	VY® Baron Growth Portfolio - Class I
Net assets at January 1, 2023	$—	$2,545	$53	$12,423

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	95	1	(38)
Total realized gain (loss) on investments
and capital gains distributions	—	148	6	487
Net change in unrealized appreciation
(depreciation) of investments	—	232	(2)	1,310
Net increase (decrease) in net assets resulting from operations	—	475	5	1,759
Changes from principal transactions:
Premiums	—	93	—	409
Surrenders & withdrawals	—	(8)	—	(522)
Cost of insurance & administrative charges	—	(77)	(2)	(487)
Benefit payments	—	(4)	—	(348)
Transfers between Divisions (including fixed account), net	—	(22)	(1)	(589)
Increase (decrease) in net assets
derived from principal transactions	—	(18)	(3)	(1,537)
Total increase (decrease) in net assets	—	457	2	222
Net assets at December 31, 2023	—	3,002	55	12,645

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	44	1	(38)
Total realized gain (loss) on investments
and capital gains distributions	—	17	1	515
Net change in unrealized appreciation
(depreciation) of investments	2	368	2	72
Net increase (decrease) in net assets resulting from operations	3	429	4	549
Changes from principal transactions:
Premiums	—	72	—	361
Surrenders & withdrawals	—	(223)	(3)	(609)
Cost of insurance & administrative charges	(2)	(77)	(1)	(444)
Benefit payments	—	(9)	—	—
Transfers between Divisions (including fixed account), net	102	(18)	—	(103)
Increase (decrease) in net assets
derived from principal transactions	100	(255)	(4)	(795)
Total increase (decrease) in net assets	103	174	—	(246)
Net assets at December 31, 2024	$103	$3,176	$55	$12,399

*Fund opened July 12, 2024

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Class I	VY® Invesco Comstock Portfolio - Class I	VY® Invesco Equity and Income Portfolio - Class I	Voya Global Insights Portfolio - Class I
Net assets at January 1, 2023	$7,565	$11,542	$9,173	$11,754

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	205	180	(30)
Total realized gain (loss) on investments
and capital gains distributions	583	1,834	432	593
Net change in unrealized appreciation
(depreciation) of investments	394	(697)	233	3,292
Net increase (decrease) in net assets resulting from operations	1,021	1,342	845	3,855
Changes from principal transactions:
Premiums	179	424	318	532
Surrenders & withdrawals	(171)	(335)	(274)	(384)
Cost of insurance & administrative charges	(345)	(463)	(379)	(611)
Benefit payments	(46)	(337)	(371)	(350)
Transfers between Divisions (including fixed account), net	51	247	(76)	688
Increase (decrease) in net assets
derived from principal transactions	(332)	(464)	(782)	(125)
Total increase (decrease) in net assets	689	878	63	3,730
Net assets at December 31, 2023	8,254	12,420	9,236	15,484

Increase (decrease) in net assets
Operations:
Net investment income (loss)	136	202	309	(41)
Total realized gain (loss) on investments
and capital gains distributions	718	1,326	675	8,740
Net change in unrealized appreciation
(depreciation) of investments	(8)	257	106	(7,314)
Net increase (decrease) in net assets resulting from operations	846	1,785	1,090	1,385
Changes from principal transactions:
Premiums	217	407	275	544
Surrenders & withdrawals	(430)	(626)	(209)	(576)
Cost of insurance & administrative charges	(326)	(422)	(344)	(592)
Benefit payments	(22)	—	(246)	(97)
Transfers between Divisions (including fixed account), net	(271)	11	110	68
Increase (decrease) in net assets
derived from principal transactions	(832)	(630)	(414)	(653)
Total increase (decrease) in net assets	14	1,155	676	732
Net assets at December 31, 2024	$8,268	$13,575	$9,912	$16,216

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Class I	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I
Net assets at January 1, 2023	$12,922	$39,419	$9,883	$10,288

Increase (decrease) in net assets
Operations:
Net investment income (loss)	104	(211)	100	263
Total realized gain (loss) on investments
and capital gains distributions	603	(906)	411	366
Net change in unrealized appreciation
(depreciation) of investments	501	8,586	2,061	(38)
Net increase (decrease) in net assets resulting from operations	1,208	7,469	2,572	591
Changes from principal transactions:
Premiums	—	814	136	441
Surrenders & withdrawals	(180)	(1,548)	(30)	(586)
Cost of insurance & administrative charges	(210)	(1,368)	(447)	(460)
Benefit payments	(51)	(643)	(167)	(97)
Transfers between Divisions (including fixed account), net	(865)	(2,325)	(88)	(375)
Increase (decrease) in net assets
derived from principal transactions	(1,306)	(5,070)	(596)	(1,077)
Total increase (decrease) in net assets	(98)	2,399	1,976	(486)
Net assets at December 31, 2023	12,824	41,818	11,859	9,802

Increase (decrease) in net assets
Operations:
Net investment income (loss)	81	(234)	85	258
Total realized gain (loss) on investments
and capital gains distributions	513	4,186	1,720	478
Net change in unrealized appreciation
(depreciation) of investments	1,084	5,381	949	473
Net increase (decrease) in net assets resulting from operations	1,678	9,333	2,754	1,209
Changes from principal transactions:
Premiums	—	727	119	368
Surrenders & withdrawals	(928)	(909)	(175)	(453)
Cost of insurance & administrative charges	(166)	(1,190)	(484)	(418)
Benefit payments	(60)	(748)	(230)	(166)
Transfers between Divisions (including fixed account), net	(123)	(1,016)	204	115
Increase (decrease) in net assets
derived from principal transactions	(1,277)	(3,136)	(566)	(554)
Total increase (decrease) in net assets	401	6,197	2,188	655
Net assets at December 31, 2024	$13,225	$48,015	$14,047	$10,457

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I
Net assets at January 1, 2023	$28,591	$10,732	$7,955	$39,027

Increase (decrease) in net assets
Operations:
Net investment income (loss)	153	90	53	1,798
Total realized gain (loss) on investments
and capital gains distributions	785	510	141	501
Net change in unrealized appreciation
(depreciation) of investments	6,177	1,225	1,042	4,256
Net increase (decrease) in net assets resulting from operations	7,115	1,825	1,236	6,555
Changes from principal transactions:
Premiums	211	355	188	713
Surrenders & withdrawals	(277)	(316)	(313)	(1,112)
Cost of insurance & administrative charges	(685)	(473)	(315)	(1,076)
Benefit payments	(77)	(295)	(208)	(213)
Transfers between Divisions (including fixed account), net	(830)	470	(1,085)	257
Increase (decrease) in net assets
derived from principal transactions	(1,658)	(259)	(1,733)	(1,431)
Total increase (decrease) in net assets	5,457	1,566	(497)	5,124
Net assets at December 31, 2023	34,048	12,298	7,458	44,151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	149	84	65	1,041
Total realized gain (loss) on investments
and capital gains distributions	2,063	365	338	569
Net change in unrealized appreciation
(depreciation) of investments	5,912	1,303	255	(595)
Net increase (decrease) in net assets resulting from operations	8,124	1,752	658	1,015
Changes from principal transactions:
Premiums	216	289	178	661
Surrenders & withdrawals	(250)	(601)	(141)	(1,046)
Cost of insurance & administrative charges	(768)	(426)	(297)	(924)
Benefit payments	(36)	(13)	(23)	(387)
Transfers between Divisions (including fixed account), net	(1,870)	634	341	5,982
Increase (decrease) in net assets
derived from principal transactions	(2,708)	(117)	58	4,286
Total increase (decrease) in net assets	5,416	1,635	716	5,301
Net assets at December 31, 2024	$39,464	$13,933	$8,174	$49,452

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I
Net assets at January 1, 2023	$43,892	$12,056	$6,704	$5,402

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(52)	117	109	7
Total realized gain (loss) on investments
and capital gains distributions	4,961	192	328	73
Net change in unrealized appreciation
(depreciation) of investments	14,486	3,298	185	1,168
Net increase (decrease) in net assets resulting from operations	19,395	3,607	622	1,248
Changes from principal transactions:
Premiums	1,264	288	165	179
Surrenders & withdrawals	(1,182)	(159)	(322)	(388)
Cost of insurance & administrative charges	(2,317)	(362)	(267)	(184)
Benefit payments	(212)	—	(1)	(15)
Transfers between Divisions (including fixed account), net	1,494	2,372	(225)	(398)
Increase (decrease) in net assets
derived from principal transactions	(953)	2,139	(650)	(806)
Total increase (decrease) in net assets	18,442	5,746	(28)	442
Net assets at December 31, 2023	62,334	17,802	6,676	5,844

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(126)	139	108	4
Total realized gain (loss) on investments
and capital gains distributions	5,084	304	301	89
Net change in unrealized appreciation
(depreciation) of investments	15,559	4,326	613	1,023
Net increase (decrease) in net assets resulting from operations	20,517	4,769	1,022	1,116
Changes from principal transactions:
Premiums	1,322	399	153	293
Surrenders & withdrawals	(1,350)	(197)	(139)	(141)
Cost of insurance & administrative charges	(2,313)	(447)	(263)	(176)
Benefit payments	(753)	(11)	(99)	(11)
Transfers between Divisions (including fixed account), net	658	793	1,345	(233)
Increase (decrease) in net assets
derived from principal transactions	(2,436)	537	997	(268)
Total increase (decrease) in net assets	18,081	5,306	2,019	848
Net assets at December 31, 2024	$80,415	$23,108	$8,695	$6,692

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net assets at January 1, 2023	$6,425	$8,478	$13,541	$17,133

Increase (decrease) in net assets
Operations:
Net investment income (loss)	105	(25)	492	(66)
Total realized gain (loss) on investments
and capital gains distributions	157	(435)	(840)	(4,533)
Net change in unrealized appreciation
(depreciation) of investments	761	1,887	869	8,248
Net increase (decrease) in net assets resulting from operations	1,023	1,427	521	3,649
Changes from principal transactions:
Premiums	131	175	239	423
Surrenders & withdrawals	(241)	(86)	(608)	(408)
Cost of insurance & administrative charges	(188)	(313)	(394)	(636)
Benefit payments	—	(77)	(43)	(124)
Transfers between Divisions (including fixed account), net	203	(124)	1,248	(1,196)
Increase (decrease) in net assets
derived from principal transactions	(95)	(425)	442	(1,941)
Total increase (decrease) in net assets	928	1,002	963	1,708
Net assets at December 31, 2023	7,353	9,480	14,504	18,841

Increase (decrease) in net assets
Operations:
Net investment income (loss)	64	18	604	(74)
Total realized gain (loss) on investments
and capital gains distributions	506	279	(793)	(62)
Net change in unrealized appreciation
(depreciation) of investments	306	608	292	2,973
Net increase (decrease) in net assets resulting from operations	876	905	103	2,837
Changes from principal transactions:
Premiums	109	163	207	336
Surrenders & withdrawals	(297)	(247)	(88)	(670)
Cost of insurance & administrative charges	(192)	(294)	(481)	(632)
Benefit payments	(38)	(103)	(279)	(184)
Transfers between Divisions (including fixed account), net	1,234	(92)	6,627	17
Increase (decrease) in net assets
derived from principal transactions	816	(573)	5,986	(1,133)
Total increase (decrease) in net assets	1,692	332	6,089	1,704
Net assets at December 31, 2024	$9,045	$9,812	$20,593	$20,545

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023
(Dollars in thousands)

Voya SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2023	$6,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)
Total realized gain (loss) on investments
and capital gains distributions	(374)
Net change in unrealized appreciation
(depreciation) of investments	1,486
Net increase (decrease) in net assets resulting from operations	1,090
Changes from principal transactions:
Premiums	179
Surrenders & withdrawals	(472)
Cost of insurance & administrative charges	(229)
Benefit payments	(25)
Transfers between Divisions (including fixed account), net	(1,041)
Increase (decrease) in net assets
derived from principal transactions	(1,588)
Total increase (decrease) in net assets	(498)
Net assets at December 31, 2023	5,816

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19
Total realized gain (loss) on investments
and capital gains distributions	69
Net change in unrealized appreciation
(depreciation) of investments	872
Net increase (decrease) in net assets resulting from operations	960
Changes from principal transactions:
Premiums	150
Surrenders & withdrawals	(180)
Cost of insurance & administrative charges	(214)
Benefit payments	(134)
Transfers between Divisions (including fixed account), net	248
Increase (decrease) in net assets
derived from principal transactions	(130)
Total increase (decrease) in net assets	830
Net assets at December 31, 2024	$6,646

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

1.Organization
Security Life of Denver Insurance Company Security Life Separate Account L1 (the “Account”) was established on November 3, 1993, by Security Life of Denver Insurance Company (“SLD” or the “Company”) to support the operations of variable universal life policies (“Policies”). The Company is an indirect, wholly owned subsidiary of Resolution Life U.S. Holdings, Inc. ("Resolution Life US"), a Delaware corporation.

Prior to January 4, 2021, the Company was an indirect, wholly owned subsidiary of Voya Financial, Inc. ("Voya Financial"). On January 4, 2021, Voya Financial consummated a series of transactions pursuant to a Master Transaction Agreement entered into on December 18, 2019 with Resolution Life US, pursuant to which Resolution Life US acquired all of the shares of the capital stock of several subsidiaries of Voya Financial.

The Account supports the operations of the FirstLine Variable Universal Life, FirstLine II Variable Universal Life, Variable Survivorship Universal Life, Corporate Benefits Variable Universal Life, Strategic Investor Variable Universal Life, Asset Portfolio Manager Variable Universal Life, Estate Designer Variable Universal Life, Asset Accumulator Variable Universal Life, Voya Corporate Advantage Variable Universal Life, Voya Corporate Variable Universal Life, Voya VUL-CV, Voya VUL-ECV, Voya SVUL-CV, and Voya VUL-DB policies (collectively, “Policies”) offered by the Company. The Account also includes Strategic Advantage, which is discontinued.

The Account is engaged in a single line of business and is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. SLD provides for variable accumulation and benefits under the Policies by crediting premiums to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the policyholders. The portion of the Account’s assets applicable to Policies will not be charged with liabilities arising out of any other business SLD may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of SLD. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of SLD.

At December 31, 2024, the Account had 61 investment divisions (the “Divisions”) which invest in independently managed mutual funds. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”). Each Division of the Account constitutes a single operating segment and therefore, a single reportable segment because the chief operating decision maker ("CODM") manages the activities of the Account using information of each Division. The Account's policies of the segments are the same as those described in the summary of significant accounting policies (see Note 2).

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

The Divisions with asset balances at December 31, 2024 and related Trusts are as follows:

AIM Variable Insurance Funds:	Voya Investors Trust: (continued)
Invesco V.I. Core Equity Fund - Series I	VY® Invesco Growth and Income Portfolio - Class S
American Funds Insurance Series®:	VY® JPMorgan Emerging Markets Equity Portfolio - Class I
American Funds Insurance Series® Growth Fund - Class 2	VY® JPMorgan Small Cap Core Equity Portfolio - Class I
American Funds Insurance Series® Growth-Income Fund - Class 2	VY® T. Rowe Price Capital Appreciation Portfolio - Class I
American Funds Insurance Series® International Fund - Class 2	VY® T. Rowe Price Equity Income Portfolio - Class I
BlackRock Variable Series Funds, Inc.:	Voya Partners, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	Voya Global Bond Portfolio - Class S
Fidelity® Variable Insurance Products II:	Voya International High Dividend Low Volatility Portfolio - Class I
Fidelity® VIP Contrafund® Portfolio - Service Class	Voya Solution Aggressive Portfolio - Class I
Fidelity® Variable Insurance Products V:	Voya Solution Balanced Portfolio - Class I
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Voya Solution Moderately Aggressive Portfolio - Class I
Fidelity® Variable Insurance Products:	VY® American Century Small-Mid Cap Value Portfolio - Class I
Fidelity® VIP Equity-Income Portfolio - Service Class	VY® Baron Growth Portfolio - Class I
M Fund, Inc.:	VY® Columbia Small Cap Value II Portfolio - Class I
M Capital Appreciation Fund	VY® Invesco Comstock Portfolio - Class I
M International Equity Fund	VY® Invesco Equity and Income Portfolio - Class I
M Large Cap Growth Fund	Voya Global Insights Portfolio - Class I
M Large Cap Value Fund	VY® JPMorgan Mid Cap Value Portfolio - Class I
Neuberger Berman Advisers Management Trust®:	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I	Voya Variable Funds:
VanEck VIP Trust:	Voya Growth and Income Portfolio - Class I
VanEck VIP Global Resources Fund - Initial Class	Voya Variable Portfolios, Inc.:
Voya Intermediate Bond Portfolio:	Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Intermediate Bond Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I
Voya Investors Trust:	Voya Index Plus MidCap Portfolio - Class I
Voya Balanced Income Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Voya Global Perspectives® Portfolio - Class I	Voya International Index Portfolio - Class I
Voya Government Liquid Assets Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Government Liquid Assets Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I
Voya High Yield Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Large Cap Growth Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I
Voya Large Cap Value Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I
Voya Limited Maturity Bond Portfolio - Class S	Voya Small Company Portfolio - Class S
Voya Retirement Growth Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I
Voya Retirement Moderate Growth Portfolio - Class I	Voya Variable Products Trust:
Voya Retirement Moderate Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Voya U.S. Stock Index Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
VY® CBRE Global Real Estate Portfolio - Class S

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

During 2024, the following Divisions were closed to policyholders:

Voya Balanced Portfolio, Inc.:	Fund Closure Date
Voya Balanced Portfolio - Class I	7/12/2024
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Growth Portfolio - Class I	7/12/2024
Voya Strategic Allocation Moderate Portfolio - Class I	7/12/2024
Voya Strategic Allocation Conservative Portfolio - Class I	7/12/2024

During 2024, the following Divisions were opened to policyholders:

Voya Investors Trust:	Fund Open Date
Voya Balanced Income Portfolio - Class I	7/12/2024
Voya Partners, Inc.:
Voya Solution Aggressive Portfolio - Class I	7/12/2024
Voya Solution Balanced Portfolio - Class I	7/12/2024

Basis of Presentation

The Account's financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("US GAAP"). The principal accounting policies applied in the preparation of these financial statements are set out in Note 2.

2.    Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments made in shares of the respective Funds within each Division are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions are recorded on the trade date. Distributions of net investment income and capital gains are recognized on the ex-distribution date. Realized gains and losses on redemptions of shares are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of SLD, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to policyholders. Accordingly, earnings and realized capital gains of the Account attributable to the policyholders are excluded in the determination of the federal income tax liability of SLD, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Account.

Policyholder Reserves

Policyholder reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the policyholders invested in the Divisions. To the extent that benefits to be paid to the policyholders exceed their account values, SLD will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to SLD.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to policyholder activity, including premiums, surrenders and withdrawals, cost of insurance and administrative charges and benefit payments. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) SLD related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by SLD).

Segment Reporting

The Divisions CODM are the President, Chief Legal Officer and Chief Compliance Officer as the Account does not have employees and is not a separate legal entity. The CODM uses Increase (decrease) in net assets resulting from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the Divisions within the Account. The measure of segment assets is reported on the Statements of Assets and Liabilities as Net Assets. Refer to the Statements of Operations and Changes in Net Assets for each Division's operating segment and related footnotes. All assets and revenue is generated in the US and there is no customer greater than 10% of the results for all periods presented.

Subsequent Events

The Account has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Account is not aware of any subsequent events that would have a material effect on the financial statements of the Account.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

3.    Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.
The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2024 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2024. The Account had no liabilities as of December 31, 2024.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own judgments about the assumptions that market participants would use in valuing the asset or liability.

4.    Charges and Fees
Under the terms of the Policies, certain charges and fees are incurred by the Policies to cover SLD’s expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges and fees:

Premium Expense Charge

SLD deducts a premium charge for certain Policies ranging from 3.00% to 15.00% of each premium payment as defined in the Policies. These charges are assessed through the redemption of units.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

Mortality and Expense Risk Charges

For FirstLine, FirstLine II, Strategic Advantage, Variable Survivorship, Estate Designer, and Strategic Investor Policies (collectively, Class A Policies), charges are made directly against the assets of the Account Divisions and are reflected daily in the computation of the unit values of the Divisions. A daily deduction, at an annual rate of up to 0.75% of the average daily net asset value of each Division of the Account, is charged to cover these risks, as specified in the Policies. These charges are assessed through a reduction in unit values.

For the Corporate Benefits, Asset Accumulator, Corporate VUL, VUL-CV, VUL-ECV, SVUL-CV, and VUL-DB Policies (collectively, Class B Policies) and Corporate Advantage VUL, a monthly deduction, at an annual rate of up to 0.60% of the policyholder account value, is charged. For Asset Portfolio Manager, a monthly deduction at an annual rate of up to 0.90% is charged. These charges are assessed through the redemption of units.

Other Policy Charges

The monthly cost of insurance charge varies based on the insured’s sex, issue age, policy year, rate class, and the face amount of policies. The monthly amount charged for optional insurance benefits varies based on a number of factors and is defined in the Policies. These charges are assessed through the redemption of units.

The monthly administrative charge is based on an established amount per $1,000 of base insurance coverage or an established per month charge, as defined in the Policies. These charges are assessed through the redemption of units.

Other Policy Deductions

The Variable Universal Life Policies provide for certain deductions for sales and tax loads from premium payments received from the policyholders and for surrender charges and taxes from amounts paid to policyholders. Such deductions are taken after the redemption of units in the Account and are not included in the Account financial statements. These charges are assessed through the redemption of units.

Fees Waived by SLD

Certain charges and fees for various types of Policies may be waived by SLD. SLD reserves the right to discontinue these waivers at its discretion or to conform with the changes in the law.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

5. Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 follows:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. Core Equity Fund - Series I	$444	$318
American Funds Insurance Series®:
American Funds Insurance Series® Growth Fund - Class 2	3,926	12,671
American Funds Insurance Series® Growth-Income Fund - Class 2	4,048	6,629
American Funds Insurance Series® International Fund - Class 2	2,695	5,028
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	1,576	1,552
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class	5,736	4,489
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	6	5
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class	1,199	856
M Fund, Inc.:
M Capital Appreciation Fund	1,494	561
M International Equity Fund	2,990	870
M Large Cap Growth Fund	650	558
M Large Cap Value Fund	232	280
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I	126	176
VanEck VIP Trust:
VanEck VIP Global Resources Fund - Initial Class	9	36
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	7,604	9,102
Voya Investors Trust:
Voya Balanced Income Portfolio - Class I*	11,749	322
Voya Global Perspectives® Portfolio - Class I	93	44
Voya Government Liquid Assets Portfolio - Class I	7,069	5,572
Voya Government Liquid Assets Portfolio - Class S	4,331	5,818
Voya High Yield Portfolio - Class I	2,858	3,364
Voya Large Cap Growth Portfolio - Class I	1,980	8,482
Voya Large Cap Value Portfolio - Class I	1,716	3,188
Voya Limited Maturity Bond Portfolio - Class S	3,442	9,629
Voya Retirement Growth Portfolio - Class I	3,287	2,930
Voya Retirement Moderate Growth Portfolio - Class I	1,526	4,634
Voya Retirement Moderate Portfolio - Class I	809	1,191
Voya U.S. Stock Index Portfolio - Class I	24,047	18,339
VY® CBRE Global Real Estate Portfolio - Class S	545	941
VY® Invesco Growth and Income Portfolio - Class S	1,544	1,476
VY® JPMorgan Emerging Markets Equity Portfolio - Class I	2,070	2,969
VY® JPMorgan Small Cap Core Equity Portfolio - Class I	1,059	2,452
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	6,418	8,638
VY® T. Rowe Price Equity Income Portfolio - Class I	3,574	3,023

*This fund was opened on July 12, 2024.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Class S	$2,721	$2,982
Voya International High Dividend Low Volatility Portfolio - Class I	945	1,303
Voya Solution Aggressive Portfolio - Class I*	256	104
Voya Solution Balanced Portfolio - Class I*	102	2
Voya Solution Moderately Aggressive Portfolio - Class I	117	299
VY® American Century Small-Mid Cap Value Portfolio - Class I	2	5
VY® Baron Growth Portfolio - Class I	1,024	1,355
VY® Columbia Small Cap Value II Portfolio - Class I	1,250	1,263
VY® Invesco Comstock Portfolio - Class I	1,890	1,118
VY® Invesco Equity and Income Portfolio - Class I	1,376	810
Voya Global Insights Portfolio - Class I	9,533	1,145
VY® JPMorgan Mid Cap Value Portfolio - Class I	778	1,338
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	5,433	4,325
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	2,537	1,221
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	1,036	987
Voya Index Plus LargeCap Portfolio - Class I	2,169	3,031
Voya Index Plus MidCap Portfolio - Class I	2,226	1,871
Voya Index Plus SmallCap Portfolio - Class I	1,177	811
Voya International Index Portfolio - Class I	8,794	3,468
Voya Russell™ Large Cap Growth Index Portfolio - Class I	5,692	5,749
Voya Russell™ Large Cap Index Portfolio - Class I	1,726	1,051
Voya Russell™ Large Cap Value Index Portfolio - Class I	2,073	855
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	916	1,182
Voya Russell™ Small Cap Index Portfolio - Class I	2,682	1,323
Voya Small Company Portfolio - Class S	651	912
Voya U.S. Bond Index Portfolio - Class I	12,233	5,642
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	657	1,865
Voya SmallCap Opportunities Portfolio - Class I	1,133	1,244

*This fund was opened on July 12, 2024.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

6.    Changes in Units
The net changes in units outstanding follow:

	Year ended December 31
	2024			2023
	Units Issued	Units Redeemed	Net Increase/(Decrease)	Units Issued	Units Redeemed	Net Increase/(Decrease)

AIM Variable Insurance Funds:
Invesco V.I. Core Equity Fund - Series I	1	7,540	(7,539)	769	44,075	(43,306)
American Funds Insurance Series®:
American Funds Insurance Series® Growth Fund - Class 2	13,040	105,928	(92,888)	38,210	122,234	(84,024)
American Funds Insurance Series® Growth-Income Fund - Class 2	11,605	87,061	(75,455)	57,778	114,780	(57,002)
American Funds Insurance Series® International Fund - Class 2	51,672	115,006	(63,334)	60,718	120,488	(59,770)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	14,512	60,522	(46,010)	71,606	48,958	22,648
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class	21,458	58,969	(37,511)	31,480	69,644	(38,164)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	—	208	(208)	52	357	(305)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class	18,248	21,529	(3,281)	9,414	20,613	(11,199)
M Fund, Inc.:
M Capital Appreciation Fund	2,868	6,674	(3,806)	26,006	40,812	(14,806)
M International Equity Fund	109,159	32,825	76,334	21,399	108,983	(87,584)
M Large Cap Growth Fund	3,356	7,247	(3,890)	2,482	8,959	(6,477)
M Large Cap Value Fund	1,245	6,441	(5,196)	3,268	4,956	(1,688)
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I	622	2,866	(2,244)	809	5,227	(4,418)
VanEck VIP Trust:
VanEck VIP Global Resources Fund - Initial Class	—	935	(935)	49	1,008	(959)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	217,788	439,429	(221,640)	515,301	368,867	146,434
Voya Investors Trust:
Voya Balanced Income Portfolio - Class I*	1,148,767	29,718	1,119,049	—	—	—

*This fund was opened on July 12, 2024.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Year ended December 31
	2024			2023
	Units Issued	Units Redeemed	Net Increase/(Decrease)	Units Issued	Units Redeemed	Net Increase/(Decrease)

Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	4,601	2,629	1,972	3,814	9,897	(6,083)
Voya Government Liquid Assets Portfolio - Class I	527,799	464,812	62,987	367,597	331,968	35,629
Voya Government Liquid Assets Portfolio - Class S	236,865	379,771	(142,906)	636,175	871,590	(235,415)
Voya High Yield Portfolio - Class I	139,362	284,218	(144,856)	167,950	307,142	(139,192)
Voya Large Cap Growth Portfolio - Class I	21,047	90,618	(69,571)	77,667	126,630	(48,963)
Voya Large Cap Value Portfolio - Class I	13,159	83,488	(70,330)	34,479	70,884	(36,405)
Voya Limited Maturity Bond Portfolio - Class S	158,916	688,035	(529,119)	344,093	226,832	117,261
Voya Retirement Growth Portfolio - Class I	21,760	97,728	(75,968)	97,180	180,607	(83,427)
Voya Retirement Moderate Growth Portfolio - Class I	15,898	169,426	(153,528)	16,605	62,955	(46,350)
Voya Retirement Moderate Portfolio - Class I	10,987	52,463	(41,476)	17,430	65,180	(47,750)
Voya U.S. Stock Index Portfolio - Class I	84,109	274,593	(190,484)	98,245	405,959	(307,714)
VY® CBRE Global Real Estate Portfolio - Class S	19,188	56,720	(37,532)	44,179	154,353	(110,174)
VY® Invesco Growth and Income Portfolio - Class S	4,621	32,156	(27,536)	16,221	26,891	(10,670)
VY® JPMorgan Emerging Markets Equity Portfolio - Class I	85,472	138,744	(53,272)	336,306	260,668	75,638
VY® JPMorgan Small Cap Core Equity Portfolio - Class I	16,338	41,103	(24,766)	46,044	76,000	(29,956)
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	18,014	92,673	(74,658)	73,325	225,394	(152,069)
VY® T. Rowe Price Equity Income Portfolio - Class I	26,212	52,384	(26,172)	42,088	89,794	(47,706)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Class S	161,048	214,437	(53,389)	91,201	76,135	15,066
Voya International High Dividend Low Volatility Portfolio - Class I	25,194	73,146	(47,951)	81,323	149,138	(67,815)
Voya Solution Aggressive Portfolio - Class I*	25,149	10,312	14,837	—	—	—
Voya Solution Balanced Portfolio - Class I*	10,020	161	9,859	—	—	—
Voya Solution Moderately Aggressive Portfolio - Class I	2,176	15,858	(13,682)	9,193	10,407	(1,214)
VY® American Century Small-Mid Cap Value Portfolio - Class I	—	91	(91)	—	41	(41)
VY® Baron Growth Portfolio - Class I	8,920	22,282	(13,362)	15,248	42,280	(27,032)
VY® Columbia Small Cap Value II Portfolio - Class I	11,897	37,051	(25,154)	14,772	25,715	(10,943)
VY® Invesco Comstock Portfolio - Class I	7,837	19,026	(11,189)	32,769	42,170	(9,401)
VY® Invesco Equity and Income Portfolio - Class I	9,450	19,394	(9,944)	17,417	38,637	(21,220)
Voya Global Insights Portfolio - Class I	9,980	23,303	(13,322)	98,731	101,870	(3,139)
VY® JPMorgan Mid Cap Value Portfolio - Class I	59	17,726	(17,666)	644	21,068	(20,424)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	14,388	62,276	(47,888)	30,687	123,975	(93,288)
*This fund was opened on July 12, 2024.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Year ended December 31
	2024			2023
	Units Issued	Units Redeemed	Net Increase/(Decrease)	Units Issued	Units Redeemed	Net Increase/(Decrease)

Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	13,653	26,979	(13,326)	24,087	41,500	(17,413)
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	22,564	54,101	(31,536)	45,381	115,418	(70,037)
Voya Index Plus LargeCap Portfolio - Class I	2,665	51,047	(48,382)	25,065	61,688	(36,623)
Voya Index Plus MidCap Portfolio - Class I	31,535	33,650	(2,115)	30,428	33,500	(3,072)
Voya Index Plus SmallCap Portfolio - Class I	17,700	14,833	2,867	14,368	54,202	(39,834)
Voya International Index Portfolio - Class I	599,947	258,646	341,301	333,001	458,321	(125,320)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	26,386	51,490	(25,104)	62,246	79,776	(17,530)
Voya Russell™ Large Cap Index Portfolio - Class I	18,826	12,331	6,494	53,957	22,005	31,952
Voya Russell™ Large Cap Value Index Portfolio - Class I	38,420	16,695	21,725	14,542	29,789	(15,247)
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	11,981	17,764	(5,783)	7,408	21,211	(13,803)
Voya Russell™ Small Cap Index Portfolio - Class I	67,156	39,289	27,867	35,557	39,560	(4,003)
Voya Small Company Portfolio - Class S	10,273	28,364	(18,091)	21,899	37,010	(15,111)
Voya U.S. Bond Index Portfolio - Class I	867,261	410,930	456,332	258,353	235,262	23,091
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	10,336	26,703	(16,367)	12,612	49,987	(37,375)
Voya SmallCap Opportunities Portfolio - Class I	24,065	30,011	(5,946)	13,559	67,188	(53,629)

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

7.    Financial Highlights
A summary of unit values, units outstanding, and net assets for Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. Core Equity Fund - Series I
2024		127	$39.59	to	$45.55	$5,091	0.73%	0.00%	to	0.75%	24.65%	to	25.59%
2023		135	$31.76	to	$36.27	$4,324	0.66%	0.00%	to	0.75%	22.44%	to	23.37%
2022		178	$25.94	to	$29.40	$4,656	0.86%	0.00%	to	0.75%	-21.13%	to	-20.54%
2021		188	$32.89	to	$37.00	$6,258	0.66%	0.00%	to	0.75%	26.79%	to	27.72%
2020		200	$25.94	to	$28.97	$5,240	1.23%	0.00%	to	0.75%	12.98%	to	13.88%
American Funds Insurance Series® Growth Fund - Class 2
2024		723	$121.99	to	$143.56	$98,766	0.34%	0.00%	to	0.75%	30.64%	to	31.63%
2023		816	$93.38	to	$109.06	$84,646	0.37%	0.00%	to	0.75%	37.44%	to	38.47%
2022		900	$67.94	to	$78.76	$67,650	0.30%	0.00%	to	0.75%	-30.45%	to	-29.94%
2021		918	$79.38	to	$112.41	$98,666	0.22%	0.00%	to	0.75%	21.07%	to	21.99%
2020		997	$65.07	to	$92.15	$88,173	0.30%	0.00%	to	0.75%	50.94%	to	52.09%
American Funds Insurance Series® Growth-Income Fund - Class 2
2024		682	$76.33	to	$89.83	$58,870	1.12%	0.00%	to	0.75%	23.29%	to	24.23%
2023		757	$61.91	to	$72.31	$52,436	1.37%	0.00%	to	0.75%	25.20%	to	26.13%
2022		814	$41.31	to	$57.33	$44,805	1.19%	0.00%	to	0.75%	-17.11%	to	-16.48%
2021		873	$49.46	to	$68.65	$57,550	1.13%	0.00%	to	0.75%	23.16%	to	24.10%
2020		937	$39.86	to	$55.32	$49,936	1.27%	0.00%	to	0.75%	12.70%	to	13.56%
American Funds Insurance Series® International Fund - Class 2
2024		809	$38.73	to	$45.57	$35,035	1.20%	0.00%	to	0.75%	2.41%	to	3.15%
2023		872	$37.82	to	$44.18	$36,491	1.31%	0.00%	to	0.75%	14.95%	to	15.84%
2022		932	$23.35	to	$38.14	$33,763	1.63%	0.00%	to	0.75%	-21.37%	to	-20.77%
2021		940	$29.47	to	$48.14	$43,138	2.50%	0.00%	to	0.75%	-2.22%	to	-1.49%
2020		933	$29.92	to	$48.87	$43,465	0.58%	0.00%	to	0.75%	13.11%	to	13.98%

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Global Allocation V.I. Fund - Class III
2024		476	$24.83	to	$27.92	$12,941	1.45%	0.00%	to	0.75%	8.14%	to	8.89%
2023		522	$22.96	to	$25.64	$13,026	2.60%	0.00%	to	0.75%	11.62%	to	12.51%
2022		499	$20.57	to	$22.79	$11,175	0.00%	0.00%	to	0.75%	-16.69%	to	-16.06%
2021		497	$24.69	to	$27.15	$13,298	0.83%	0.00%	to	0.75%	5.60%	to	6.39%
2020		514	$23.38	to	$25.52	$12,948	1.23%	0.00%	to	0.75%	19.84%	to	20.72%
Fidelity® VIP Contrafund® Portfolio - Service Class
2024		441	$73.65	to	$85.39	$35,698	0.10%	0.00%	to	0.75%	32.63%	to	33.64%
2023		479	$55.53	to	$63.90	$29,053	0.40%	0.00%	to	0.75%	32.34%	to	33.35%
2022		517	$41.96	to	$47.92	$23,597	0.36%	0.00%	to	0.75%	-26.92%	to	-26.38%
2021		556	$57.42	to	$65.09	$34,452	0.05%	0.00%	to	0.75%	26.75%	to	27.72%
2020		604	$45.30	to	$50.97	$29,479	0.14%	0.00%	to	0.75%	29.47%	to	30.43%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2024		10	$16.54	to	$19.18	$160	3.49%	0.00%	to	0.75%	1.04%	to	1.80%
2023		10	$16.37	to	$18.84	$162	2.56%	0.00%	to	0.75%	5.41%	to	6.20%
2022		10	$15.53	to	$17.74	$158	2.18%	0.00%	to	0.75%	-13.63%	to	-12.95%
2021		10	$17.98	to	$20.38	$188	2.09%	0.00%	to	0.75%	-1.37%	to	-0.63%
2020		11	$18.23	to	$20.51	$195	2.11%	0.00%	to	0.75%	8.58%	to	9.39%
Fidelity® VIP Equity-Income Portfolio - Service Class
2024		137	$39.53	to	$45.83	$5,898	1.78%	0.00%	to	0.75%	14.38%	to	15.24%
2023		140	$34.56	to	$39.77	$5,191	1.80%	0.00%	to	0.75%	9.71%	to	10.53%
2022		151	$31.50	to	$35.98	$5,080	1.73%	0.00%	to	0.75%	-5.80%	to	-5.09%
2021		164	$33.44	to	$37.91	$5,810	1.99%	0.00%	to	0.75%	23.90%	to	24.84%
2020		138	$26.99	to	$30.37	$3,962	1.62%	0.00%	to	0.75%	5.76%	to	6.56%
M Capital Appreciation Fund
2024		211	$72.22	to	$86.31	$15,344	2.04%	0.00%	to	0.75%	9.13%	to	9.94%
2023		215	$66.18	to	$78.51	$14,322	0.43%	0.00%	to	0.75%	22.62%	to	23.56%
2022		230	$53.97	to	$63.54	$12,477	0.00%	0.00%	to	0.75%	-18.74%	to	-18.14%
2021		230	$66.42	to	$77.62	$15,330	0.00%	0.00%	to	0.75%	16.85%	to	17.73%
2020		240	$56.84	to	$65.93	$13,702	0.00%	0.00%	to	0.75%	16.83%	to	17.73%

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
M International Equity Fund
2024		438	$23.70	to	$28.33	$10,485	3.23%	0.00%	to	0.75%	3.18%	to	3.96%
2023		362	$22.97	to	$27.25	$8,400	2.76%	0.00%	to	0.75%	15.14%	to	16.01%
2022		450	$19.95	to	$23.49	$9,069	2.55%	0.00%	to	0.75%	-14.82%	to	-14.14%
2021		456	$23.42	to	$27.36	$10,759	2.46%	0.00%	to	0.75%	10.21%	to	11.04%
2020		469	$21.25	to	$24.64	$10,036	1.51%	0.00%	to	0.75%	8.09%	to	8.88%
M Large Cap Growth Fund
2024		51	$74.58	to	$89.13	$4,038	0.00%	0.00%	to	0.75%	24.57%	to	25.50%
2023		55	$59.87	to	$71.02	$3,469	0.00%	0.00%	to	0.75%	31.04%	to	32.03%
2022		61	$45.69	to	$53.79	$2,944	0.00%	0.00%	to	0.75%	-25.96%	to	-25.41%
2021		60	$61.71	to	$72.11	$3,905	0.00%	0.00%	to	0.75%	20.60%	to	21.48%
2020		65	$51.17	to	$59.36	$3,485	0.00%	0.00%	to	0.75%	27.92%	to	28.90%
M Large Cap Value Fund
2024		41	$41.46	to	$49.18	$1,806	1.91%	0.00%	to	0.75%	17.72%	to	18.62%
2023		46	$35.22	to	$41.46	$1,728	2.20%	0.00%	to	0.75%	6.82%	to	7.60%
2022		48	$32.97	to	$38.53	$1,670	1.99%	0.00%	to	0.75%	-2.20%	to	-1.43%
2021		50	$33.71	to	$39.09	$1,788	1.63%	0.00%	to	0.75%	29.06%	to	30.00%
2020		56	$26.12	to	$30.07	$1,523	1.64%	0.00%	to	0.75%	-3.90%	to	-3.16%
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I
2024		31	$56.98	to	$66.06	$1,860	0.23%	0.00%	to	0.75%	24.90%	to	25.85%
2023		33	$45.62	to	$52.49	$1,600	0.33%	0.00%	to	0.75%	25.95%	to	26.88%
2022		37	$36.22	to	$41.37	$1,439	0.41%	0.00%	to	0.75%	-19.06%	to	-18.45%
2021		38	$44.75	to	$50.73	$1,838	0.40%	0.00%	to	0.75%	22.57%	to	23.49%
2020		42	$36.51	to	$41.08	$1,641	0.51%	0.00%	to	0.75%	18.65%	to	19.56%
VanEck VIP Global Resources Fund - Initial Class
2024		9	$35.49	to	$39.32	$323	2.60%	0.00%	to	0.75%	-3.56%	to	-2.82%
2023		10	$36.80	to	$40.46	$370	2.80%	0.00%	to	0.75%	-4.29%	to	-3.57%
2022		11	$38.45	to	$41.96	$424	1.72%	0.00%	to	0.75%	7.58%	to	8.37%
2021		12	$35.74	to	$38.72	$425	0.50%	0.00%	to	0.75%	18.03%	to	18.92%
2020		12	$30.28	to	$32.56	$383	0.83%	0.00%	to	0.75%	18.24%	to	19.14%

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Intermediate Bond Portfolio - Class I
2024		3,130	$19.80	to	$23.49	$67,265	4.60%	0.00%	to	0.75%	2.06%	to	2.85%
2023		3,352	$19.40	to	$22.84	$70,038	4.12%	0.00%	to	0.75%	6.48%	to	7.28%
2022		3,206	$18.22	to	$21.29	$62,537	2.69%	0.00%	to	0.75%	-15.10%	to	-14.46%
2021		3,645	$21.46	to	$24.89	$83,390	2.97%	0.00%	to	0.75%	-1.60%	to	-0.88%
2020		3,612	$20.88	to	$25.11	$83,652	3.46%	0.00%	to	0.75%	6.96%	to	7.81%
Voya Balanced Income Portfolio - Class I
2024	7/12/2024	1,119	$10.44	to	$10.47	$11,704	(b)	0.00%	to	0.75%	3.57%	to	3.87%
2023		(b)		(b)		(b)	(b)		(b)			(b)
2022		(b)		(b)		(b)	(b)		(b)			(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
2020		(b)		(b)		(b)	(b)		(b)			(b)
Voya Global Perspectives® Portfolio - Class I
2024		35	$15.82	to	$17.27	$589	3.16%	0.00%	to	0.75%	6.53%	to	7.33%
2023		33	$14.85	to	$16.09	$519	7.09%	0.00%	to	0.75%	9.68%	to	10.51%
2022		39	$13.54	to	$14.56	$559	3.09%	0.00%	to	0.75%	-18.14%	to	-17.51%
2021		35	$16.54	to	$17.65	$618	3.66%	0.00%	to	0.75%	5.28%	to	6.07%
2020		35	$15.71	to	$16.64	$584	2.76%	0.00%	to	0.75%	15.26%	to	16.12%
Voya Government Liquid Assets Portfolio - Class I
2024		1,585		$11.94		$18,927	5.06%		0.75%			4.28%
2023		1,522		$11.45		$17,430	4.57%		0.75%			4.09%
2022		1,486		$11.00		$16,343	1.57%		0.75%			0.82%
2021		1,436		$10.91		$15,673	0.00%		0.75%			-0.73%
2020		1,918		$10.99		$21,084	0.25%		0.75%			-0.45%
Voya Government Liquid Assets Portfolio - Class S
2024		890		$15.56		$13,850	4.90%		0.00%			4.78
2023		1,033		$14.85		$15,338	4.69%		0.00%			4.65
2022		1,268	$12.17	to	$14.19	$17,928	1.60%		0.00%		1.33%	to	1.36%
2021		942	$12.01	to	$14.00	$13,116	0.00%		0.00%		0.00%	to	0.07%
2020		1,048	$12.01	to	$13.99	$14,600	0.24%		0.00%		0.21%	to	0.25%

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya High Yield Portfolio - Class I
2024		1,467	$11.96	to	$12.49	$17,974	6.65%	0.00%	to	0.75%	6.60%	to	7.49%
2023		1,612	$11.22	to	$11.62	$18,410	6.60%	0.00%	to	0.75%	11.42%	to	12.27%
2022		1,751	$10.07	to	$10.35	$17,887	5.47%	0.00%	to	0.75%	-12.96%	to	-12.29%
2021		1,966	$11.57	to	$11.80	$22,988	5.35%	0.00%	to	0.75%	4.52%	to	5.26%
2020		1,950	$11.07	to	$11.21	$21,723	5.17%	0.00%	to	0.75%	5.23%	to	5.95%
Voya Large Cap Growth Portfolio - Class I
2024		679	$95.42	to	$110.64	$68,659	0.00%	0.00%	to	0.75%	33.79%	to	34.81%
2023		749	$71.32	to	$82.07	$56,429	0.00%	0.00%	to	0.75%	36.81%	to	37.84%
2022		798	$52.13	to	$59.54	$43,809	0.00%	0.00%	to	0.75%	-31.02%	to	-30.49%
2021		835	$75.57	to	$85.66	$66,211	0.00%	0.00%	to	0.75%	18.65%	to	19.55%
2020		925	$63.69	to	$71.66	$61,600	0.46%	0.00%	to	0.75%	29.90%	to	30.90%
Voya Large Cap Value Portfolio - Class I
2024		469	$37.67	to	$41.82	$18,595	1.69%	0.00%	to	0.75%	16.19%	to	17.04%
2023		539	$32.42	to	$35.73	$18,313	1.38%	0.00%	to	0.75%	12.88%	to	13.72%
2022		575	$28.72	to	$31.42	$17,264	1.45%	0.00%	to	0.75%	-3.95%	to	-3.20%
2021		625	$29.90	to	$32.46	$19,428	2.52%	0.00%	to	0.75%	26.05%	to	27.00%
2020		680	$23.72	to	$25.56	$16,725	2.11%	0.00%	to	0.75%	5.47%	to	6.28%
Voya Limited Maturity Bond Portfolio - Class S
2024		1,259	$12.81	to	$19.77	$20,487	4.47%	0.00%	to	0.75%	4.06%	to	4.88%
2023		1,788	$12.31	to	$18.85	$26,655	3.66%	0.00%	to	0.75%	3.71%	to	4.55%
2022		1,671	$11.87	to	$18.03	$23,517	1.49%	0.00%	to	0.75%	-5.64%	to	-4.95%
2021		2,036	$12.58	to	$18.97	$29,531	1.42%	0.00%	to	0.75%	-0.87%	to	-0.14%
2020		1,852	$12.69	to	$19.00	$27,367	2.08%	0.00%	to	0.75%	2.42%	to	3.20%
Voya Retirement Growth Portfolio - Class I
2024		1,055	$28.40	to	$31.83	$32,862	2.42%	0.00%	to	0.75%	14.10%	to	14.95%
2023		1,131	$24.89	to	$27.69	$30,691	1.87%	0.00%	to	0.75%	17.52%	to	18.38%
2022		1,214	$21.18	to	$23.39	$27,901	1.55%	0.00%	to	0.75%	-16.97%	to	-16.31%
2021		1,229	$25.51	to	$27.95	$33,793	2.08%	0.00%	to	0.75%	15.12%	to	15.98%
2020		1,406	$22.16	to	$24.10	$33,460	2.56%	0.00%	to	0.75%	13.23%	to	14.11%

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Retirement Moderate Growth Portfolio - Class I
2024		504	$26.10	to	$29.25	$14,250	2.45%	0.00%	to	0.75%	12.07%	to	12.89%
2023		658	$23.29	to	$25.91	$16,597	1.84%	0.00%	to	0.75%	14.90%	to	15.77%
2022		704	$20.27	to	$22.38	$15,340	1.73%	0.00%	to	0.75%	-16.62%	to	-15.99%
2021		726	$24.31	to	$26.64	$18,867	2.18%	0.00%	to	0.75%	13.55%	to	14.38%
2020		725	$21.41	to	$23.29	$16,507	2.50%	0.00%	to	0.75%	12.74%	to	13.61%
Voya Retirement Moderate Portfolio - Class I
2024		458	$21.65	to	$24.26	$10,197	3.02%	0.00%	to	0.75%	7.39%	to	8.21%
2023		499	$20.16	to	$22.42	$10,362	1.99%	0.00%	to	0.75%	10.77%	to	11.60%
2022		547	$18.20	to	$20.09	$10,273	2.02%	0.00%	to	0.75%	-15.51%	to	-14.87%
2021		568	$21.54	to	$23.60	$12,604	2.30%	0.00%	to	0.75%	9.23%	to	10.02%
2020		521	$19.72	to	$21.45	$10,605	2.45%	0.00%	to	0.75%	11.66%	to	12.54%
Voya U.S. Stock Index Portfolio - Class I
2024		3,271	$64.48	to	$75.30	$218,424	1.32%	0.00%	to	0.75%	23.74%	to	24.67%
2023		3,461	$52.11	to	$60.40	$186,990	1.55%	0.00%	to	0.75%	24.99%	to	25.94%
2022		3,769	$41.69	to	$47.96	$162,565	1.23%	0.00%	to	0.75%	-18.95%	to	-18.35%
2021		4,021	$51.44	to	$58.74	$213,507	1.11%	0.00%	to	0.75%	27.42%	to	28.37%
2020		4,375	$40.37	to	$45.76	$182,255	1.77%	0.00%	to	0.75%	17.22%	to	18.12%
VY® CBRE Global Real Estate Portfolio - Class S
2024		517	$14.65	to	$16.61	$8,073	2.86%	0.00%	to	0.75%	-0.61%	to	0.12%
2023		555	$14.74	to	$16.59	$8,680	1.83%	0.00%	to	0.75%	11.41%	to	12.32%
2022		665	$13.23	to	$14.77	$9,354	2.80%	0.00%	to	0.75%	-25.67%	to	-25.10%
2021		704	$17.80	to	$19.72	$13,254	2.64%	0.00%	to	0.75%	33.13%	to	34.15%
2020		753	$13.37	to	$14.70	$10,625	4.97%	0.00%	to	0.75%	-5.71%	to	-5.04%
VY® Invesco Growth and Income Portfolio - Class S
2024		254	$41.96	to	$48.65	$11,463	1.34%	0.00%	to	0.75%	15.27%	to	16.17%
2023		282	$36.40	to	$41.88	$11,034	1.77%	0.00%	to	0.75%	11.52%	to	12.34%
2022		293	$32.64	to	$37.28	$10,244	1.26%	0.00%	to	0.75%	-6.56%	to	-5.84%
2021		318	$34.93	to	$39.60	$11,851	1.34%	0.00%	to	0.75%	28.00%	to	28.99%
2020		305	$27.29	to	$30.70	$8,906	1.81%	0.00%	to	0.75%	2.13%	to	2.90%

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Emerging Markets Equity Portfolio - Class I
2024		1,514	$19.35	to	$22.38	$30,769	1.06%	0.00%	to	0.75%	1.36%	to	2.15%
2023		1,567	$19.09	to	$21.91	$31,350	1.88%	0.00%	to	0.75%	6.06%	to	6.83%
2022		1,491	$18.00	to	$20.51	$28,337	0.00%	0.00%	to	0.75%	-26.47%	to	-25.89%
2021		1,511	$24.48	to	$27.68	$38,888	0.00%	0.00%	to	0.75%	-10.49%	to	-9.82%
2020		1,535	$27.35	to	$30.70	$43,900	0.54%	0.00%	to	0.75%	32.70%	to	33.71%
VY® JPMorgan Small Cap Core Equity Portfolio - Class I
2024		611	$55.53	to	$64.85	$35,293	0.53%	0.00%	to	0.75%	10.27%	to	11.10%
2023		636	$50.36	to	$58.37	$33,251	0.36%	0.00%	to	0.75%	11.61%	to	12.47%
2022		666	$45.12	to	$51.90	$31,244	0.01%	0.00%	to	0.75%	-18.17%	to	-17.57%
2021		704	$55.14	to	$62.97	$40,262	0.39%	0.00%	to	0.75%	17.82%	to	18.72%
2020		749	$46.80	to	$53.04	$36,302	0.00%	0.00%	to	0.75%	15.64%	to	16.52%
VY® T. Rowe Price Capital Appreciation Portfolio - Class I
2024		1,227	$84.80	to	$101.34	$117,317	2.98%	0.00%	to	0.75%	11.90%	to	12.74%
2023		1,302	$75.78	to	$89.89	$110,593	2.26%	0.00%	to	0.75%	18.04%	to	18.92%
2022		1,454	$48.83	to	$75.59	$104,026	1.45%	0.00%	to	0.75%	-12.62%	to	-11.95%
2021		1,548	$55.46	to	$85.86	$126,122	1.10%	0.00%	to	0.75%	17.78%	to	18.68%
2020		1,519	$46.73	to	$72.35	$104,489	1.47%	0.00%	to	0.75%	17.39%	to	18.28%
VY® T. Rowe Price Equity Income Portfolio - Class I
2024		543	$54.92	to	$59.32	$31,026	2.06%	0.00%	to	0.75%	10.90%	to	11.76%
2023		569	$49.52	to	$53.08	$29,201	2.15%	0.00%	to	0.75%	8.76%	to	9.58%
2022		617	$36.65	to	$48.44	$29,015	2.12%	0.00%	to	0.75%	-3.95%	to	-3.22%
2021		664	$37.87	to	$50.05	$32,379	1.88%	0.00%	to	0.75%	24.74%	to	25.66%
2020		744	$30.14	to	$39.83	$28,934	4.78%	0.00%	to	0.75%	0.50%	to	1.28%
Voya Global Bond Portfolio - Class S
2024		716	$13.40	to	$15.63	$10,391	4.09%	0.00%	to	0.75%	-1.98%	to	-1.21%
2023		769	$13.67	to	$15.83	$11,208	3.37%	0.00%	to	0.75%	5.15%	to	5.96%
2022		754	$13.00	to	$14.94	$10,413	2.46%	0.00%	to	0.75%	-19.10%	to	-18.45%
2021		779	$16.07	to	$18.32	$13,250	2.60%	0.00%	to	0.75%	-5.75%	to	-5.06%
2020		791	$17.05	to	$19.30	$14,252	2.55%	0.00%	to	0.75%	8.05%	to	8.86%

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International High Dividend Low Volatility Portfolio - Class I
2024		614	$17.15	to	$18.86	$10,927	4.72%	0.00%	to	0.75%	6.46%	to	7.22%
2023		662	$16.11	to	$17.59	$11,021	4.39%	0.00%	to	0.75%	14.01%	to	14.89%
2022		730	$14.13	to	$15.31	$10,593	4.26%	0.00%	to	0.75%	-9.60%	to	-8.92%
2021		805	$15.63	to	$16.81	$12,906	2.35%	0.00%	to	0.75%	11.25%	to	12.14%
2020		776	$14.05	to	$14.99	$11,165	3.08%	0.00%	to	0.75%	-1.47%	to	-0.73%
Voya Solution Aggressive Portfolio - Class I
2024	7/12/2024	15	$10.48	to	$10.52	$156	(b)	0.00%	to	0.75%	3.35%	to	3.75%
2023		(b)		(b)		(b)	(b)		(b)			(b)
2022		(b)		(b)		(b)	(b)		(b)			(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
2020		(b)		(b)		(b)	(b)		(b)			(b)
Voya Solution Balanced Portfolio - Class I
2024	7/12/2024	10		$10.41		$103	(b)		0.00%			2.97%
2023		(b)		(b)		(b)	(b)		(b)			(b)
2022		(b)		(b)		(b)	(b)		(b)			(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
2020		(b)		(b)		(b)	(b)		(b)			(b)
Voya Solution Moderately Aggressive Portfolio - Class I
2024		158	$18.95	to	$20.33	$3,176	1.52%	0.00%	to	0.75%	14.29%	to	15.12%
2023		172	$16.58	to	$17.66	$3,002	3.52%	0.00%	to	0.75%	17.92%	to	18.84%
2022		173	$14.06	to	$14.86	$2,545	3.51%	0.00%	to	0.75%	-19.20%	to	-18.58%
2021		175	$17.40	to	$18.25	$3,176	1.90%	0.00%	to	0.75%	16.54%	to	17.36%
2020		169	$14.93	to	$15.55	$2,609	2.01%	0.00%	to	0.75%	13.36%	to	14.25%
VY® American Century Small-Mid Cap Value Portfolio - Class I
2024		1	$52.13	to	$60.44	$55	1.64%	0.00%	to	0.75%	7.40%	to	8.20%
2023		1	$48.54	to	$55.86	$55	2.20%	0.00%	to	0.75%	8.28%	to	9.10%
2022		1	$44.83	to	$51.20	$53	1.37%	0.00%	to	0.75%	-6.10%	to	-5.38%
2021		1	$47.74	to	$54.11	$57	1.94%	0.00%	to	0.75%	26.63%	to	27.56%
2020		1	$37.70	to	$42.42	$46	2.17%	0.00%	to	0.75%	3.06%	to	3.84%

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Baron Growth Portfolio - Class I
2024		203	$56.23	to	$65.20	$12,399	0.00%	0.00%	to	0.75%	4.09%	to	4.89%
2023		216	$54.02	to	$62.16	$12,645	0.00%	0.00%	to	0.75%	14.26%	to	15.09%
2022		243	$47.28	to	$54.01	$12,423	0.00%	0.00%	to	0.75%	-24.08%	to	-23.50%
2021		267	$62.28	to	$70.60	$17,890	0.00%	0.00%	to	0.75%	19.84%	to	20.73%
2020		291	$51.97	to	$58.48	$16,144	0.00%	0.00%	to	0.75%	32.54%	to	33.55%
VY® Columbia Small Cap Value II Portfolio - Class I
2024		226	$33.62	to	$38.68	$8,268	1.93%	0.00%	to	0.75%	10.74%	to	11.57%
2023		251	$30.36	to	$34.67	$8,254	0.83%	0.00%	to	0.75%	13.28%	to	14.12%
2022		262	$26.80	to	$30.38	$7,565	0.26%	0.00%	to	0.75%	-14.32%	to	-13.67%
2021		290	$31.28	to	$35.19	$9,711	0.49%	0.00%	to	0.75%	33.50%	to	34.52%
2020		335	$23.43	to	$26.16	$8,340	0.79%	0.00%	to	0.75%	9.08%	to	9.87%
VY® Invesco Comstock Portfolio - Class I
2024		237	$52.04	to	$61.70	$13,575	1.86%	0.00%	to	0.75%	14.17%	to	15.05%
2023		248	$45.58	to	$53.63	$12,420	2.00%	0.00%	to	0.75%	11.42%	to	12.27%
2022		257	$38.55	to	$47.77	$11,542	1.82%	0.00%	to	0.75%	-0.12%	to	0.63%
2021		265	$38.31	to	$47.48	$11,934	1.79%	0.00%	to	0.75%	32.34%	to	33.34%
2020		301	$28.73	to	$35.61	$10,201	2.29%	0.00%	to	0.75%	-0.96%	to	-0.21%
VY® Invesco Equity and Income Portfolio - Class I
2024		231	$38.27	to	$45.39	$9,912	3.47%	0.00%	to	0.75%	11.15%	to	11.99%
2023		241	$34.43	to	$40.53	$9,236	2.19%	0.00%	to	0.75%	9.44%	to	10.26%
2022		262	$31.46	to	$36.76	$9,173	1.67%	0.00%	to	0.75%	-8.31%	to	-7.59%
2021		280	$34.31	to	$39.78	$10,623	1.48%	0.00%	to	0.75%	17.94%	to	18.82%
2020		294	$29.09	to	$33.48	$9,396	1.73%	0.00%	to	0.75%	9.16%	to	9.95%
Voya Global Insights Portfolio - Class I
2024		338	$43.75	to	$50.72	$16,216	0.00%	0.00%	to	0.75%	8.51%	to	9.31%
2023		351	$40.32	to	$46.40	$15,484	0.06%	0.00%	to	0.75%	31.68%	to	32.69%
2022		354	$30.62	to	$34.97	$11,754	0.00%	0.00%	to	0.75%	-32.42%	to	-31.93%
2021		367	$45.31	to	$51.37	$17,952	0.00%	0.00%	to	0.75%	14.51%	to	15.36%
2020		393	$39.57	to	$44.53	$16,772	1.04%	0.00%	to	0.75%	26.83%	to	27.78%

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Mid Cap Value Portfolio - Class I
2024		174	$71.66	to	$84.33	$13,225	1.08%	0.00%	to	0.75%	13.44%	to	14.30%
2023		192	$63.17	to	$73.78	$12,824	1.23%	0.00%	to	0.75%	9.99%	to	10.81%
2022		212	$57.43	to	$66.58	$12,922	1.12%	0.00%	to	0.75%	-9.03%	to	-8.33%
2021		225	$47.03	to	$72.63	$15,071	0.93%	0.00%	to	0.75%	28.84%	to	29.81%
2020		242	$36.23	to	$55.96	$12,560	1.18%	0.00%	to	0.75%	-0.20%	to	0.54%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I
2024		655	$70.37	to	$81.59	$48,015	0.00%	0.00%	to	0.75%	23.00%	to	23.92%
2023		703	$57.21	to	$65.84	$41,818	0.00%	0.00%	to	0.75%	20.06%	to	20.96%
2022		796	$47.65	to	$54.43	$39,419	0.00%	0.00%	to	0.75%	-24.91%	to	-24.34%
2021		811	$63.46	to	$71.94	$53,378	0.00%	0.00%	to	0.75%	12.96%	to	13.79%
2020		857	$56.18	to	$63.22	$49,858	0.09%	0.00%	to	0.75%	30.83%	to	31.86%
Voya Growth and Income Portfolio - Class I
2024		291	$44.35	to	$50.45	$14,047	0.90%	0.00%	to	0.75%	22.92%	to	23.86%
2023		304	$36.08	to	$40.73	$11,859	1.16%	0.00%	to	0.75%	26.42%	to	27.40%
2022		321	$28.54	to	$50.96	$9,883	1.05%	0.00%	to	0.75%	-15.34%	to	-14.71%
2021		358	$33.71	to	$59.75	$12,911	1.03%	0.00%	to	0.75%	28.03%	to	29.01%
2020		367	$26.33	to	$46.32	$10,293	1.31%	0.00%	to	0.75%	16.40%	to	17.27%
Voya Global High Dividend Low Volatility Portfolio - Class I
2024		569	$17.55	to	$18.90	$10,457	2.84%	0.00%	to	0.75%	12.07%	to	12.97%
2023		601	$15.66	to	$16.73	$9,802	2.89%	0.00%	to	0.75%	5.95%	to	6.70%
2022		671	$14.78	to	$15.68	$10,288	2.46%	0.00%	to	0.75%	-5.62%	to	-4.91%
2021		884	$15.66	to	$16.49	$14,320	2.63%	0.00%	to	0.75%	20.00%	to	20.89%
2020		944	$13.05	to	$13.64	$12,694	2.18%	0.00%	to	0.75%	-1.58%	to	-0.80%
Voya Index Plus LargeCap Portfolio - Class I
2024		633	$58.47	to	$69.35	$39,464	0.87%	0.00%	to	0.75%	24.27%	to	25.20%
2023		681	$47.05	to	$55.39	$34,048	0.95%	0.00%	to	0.75%	25.13%	to	26.06%
2022		718	$37.60	to	$43.94	$28,591	0.77%	0.00%	to	0.75%	-19.66%	to	-19.03%
2021		789	$46.80	to	$54.27	$39,183	1.02%	0.00%	to	0.75%	28.29%	to	29.25%
2020		817	$36.48	to	$41.99	$31,505	1.15%	0.00%	to	0.75%	15.04%	to	15.90%

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus MidCap Portfolio - Class I
2024		233	$54.95	to	$65.18	$13,933	0.97%	0.00%	to	0.75%	14.31%	to	15.18%
2023		235	$48.07	to	$56.59	$12,298	1.11%	0.00%	to	0.75%	16.65%	to	17.53%
2022		238	$41.21	to	$48.15	$10,732	0.92%	0.00%	to	0.75%	-14.93%	to	-14.29%
2021		267	$48.44	to	$56.18	$14,042	1.00%	0.00%	to	0.75%	26.77%	to	27.74%
2020		270	$38.21	to	$43.98	$11,317	1.33%	0.00%	to	0.75%	7.45%	to	8.25%
Voya Index Plus SmallCap Portfolio - Class I
2024		154	$48.94	to	$58.05	$8,174	1.18%	0.00%	to	0.75%	7.87%	to	8.69%
2023		151	$45.37	to	$53.41	$7,458	1.00%	0.00%	to	0.75%	17.33%	to	18.22%
2022		191	$34.22	to	$45.18	$7,955	0.84%	0.00%	to	0.75%	-14.64%	to	-14.00%
2021		177	$39.79	to	$52.54	$8,711	0.75%	0.00%	to	0.75%	27.50%	to	28.46%
2020		198	$30.98	to	$40.90	$7,601	0.97%	0.00%	to	0.75%	4.59%	to	5.41%
Voya International Index Portfolio - Class I
2024		3,976	$12.39	to	$12.63	$49,452	2.84%	0.00%	to	0.75%	2.23%	to	3.02%
2023		3,635	$12.12	to	$12.26	$44,151	4.90%	0.00%	to	0.75%	16.88%	to	17.77%
2022	7/8/2022	3,760	$10.37	to	$10.62	$39,027	(a)	0.00%	to	0.75%	5.71%	to	6.12%
2021		(a)		(a)		(a)	(a)		(a)			(a)
2020		(a)		(a)		(a)	(a)		(a)			(a)
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2024		677	$115.54	to	$129.95	$80,415	0.40%	0.00%	to	0.75%	33.59%	to	34.61%
2023		702	$86.49	to	$96.54	$62,334	0.49%	0.00%	to	0.75%	44.90%	to	45.99%
2022		720	$59.69	to	$66.13	$43,892	0.40%	0.00%	to	0.75%	-30.54%	to	-30.03%
2021		812	$85.94	to	$94.51	$71,166	0.50%	0.00%	to	0.75%	29.68%	to	30.67%
2020		867	$66.27	to	$72.33	$58,477	0.57%	0.00%	to	0.75%	37.43%	to	38.46%
Voya Russell™ Large Cap Index Portfolio - Class I
2024		267	$81.44	to	$91.60	$23,108	1.05%	0.00%	to	0.75%	25.99%	to	26.94%
2023		261	$64.64	to	$72.16	$17,802	1.16%	0.00%	to	0.75%	28.43%	to	29.41%
2022		229	$50.33	to	$55.76	$12,056	0.65%	0.00%	to	0.75%	-20.65%	to	-20.07%
2021		294	$63.43	to	$69.76	$19,603	1.07%	0.00%	to	0.75%	26.46%	to	27.39%
2020		338	$50.16	to	$54.76	$17,861	1.48%	0.00%	to	0.75%	20.93%	to	21.88%

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Value Index Portfolio - Class I
2024		173	$48.46	to	$54.51	$8,695	1.86%	0.00%	to	0.75%	14.13%	to	15.00%
2023		151	$42.46	to	$47.40	$6,676	2.06%	0.00%	to	0.75%	9.43%	to	10.26%
2022		166	$38.80	to	$42.99	$6,704	1.33%	0.00%	to	0.75%	-6.19%	to	-5.47%
2021		183	$41.36	to	$45.48	$7,871	2.35%	0.00%	to	0.75%	22.08%	to	22.99%
2020		227	$33.88	to	$36.98	$7,990	0.98%	0.00%	to	0.75%	0.71%	to	1.48%
Voya Russell™ Mid Cap Growth Index Portfolio - Class I
2024		86	$72.10	to	$81.10	$6,692	0.39%	0.00%	to	0.75%	20.63%	to	21.55%
2023		92	$59.77	to	$66.72	$5,844	0.46%	0.00%	to	0.75%	24.42%	to	25.34%
2022		106	$48.04	to	$53.23	$5,402	0.00%	0.00%	to	0.75%	-27.52%	to	-26.97%
2021		112	$66.28	to	$72.89	$7,802	0.23%	0.00%	to	0.75%	11.45%	to	12.29%
2020		116	$59.47	to	$64.91	$7,271	0.26%	0.00%	to	0.75%	33.82%	to	34.84%
Voya Russell™ Small Cap Index Portfolio - Class I
2024		256	$33.23	to	$37.66	$9,045	1.14%	0.00%	to	0.75%	10.29%	to	11.12%
2023		228	$30.13	to	$33.89	$7,353	1.82%	0.00%	to	0.75%	15.80%	to	16.66%
2022		232	$26.02	to	$29.05	$6,425	0.74%	0.00%	to	0.75%	-21.27%	to	-20.69%
2021		216	$33.05	to	$36.63	$7,593	0.63%	0.00%	to	0.75%	13.50%	to	14.36%
2020		208	$29.12	to	$32.03	$6,416	0.91%	0.00%	to	0.75%	18.66%	to	19.56%
Voya Small Company Portfolio - Class S
2024		305	$31.09	to	$34.71	$9,812	0.68%	0.00%	to	0.75%	9.51%	to	10.33%
2023		323	$28.39	to	$31.46	$9,480	0.21%	0.00%	to	0.75%	16.83%	to	17.70%
2022		338	$24.30	to	$26.73	$8,478	0.00%	0.00%	to	0.75%	-17.49%	to	-16.88%
2021		370	$29.45	to	$32.16	$11,229	0.00%	0.00%	to	0.75%	13.62%	to	14.49%
2020		398	$25.92	to	$28.09	$10,605	0.30%	0.00%	to	0.75%	11.20%	to	12.05%
Voya U.S. Bond Index Portfolio - Class I
2024		1,525	$13.03	to	$14.77	$20,593	3.95%	0.00%	to	0.75%	0.08%	to	0.82%
2023		1,069	$13.02	to	$14.65	$14,504	3.99%	0.00%	to	0.75%	4.24%	to	5.02%
2022		1,046	$12.49	to	$13.95	$13,541	2.41%	0.00%	to	0.75%	-13.80%	to	-13.08%
2021		833	$14.49	to	$16.05	$12,596	2.06%	0.00%	to	0.75%	-2.56%	to	-1.89%
2020		889	$14.87	to	$16.36	$13,697	2.80%	0.00%	to	0.75%	6.37%	to	7.21%

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya MidCap Opportunities Portfolio - Class I
2024		284	$66.78	to	$79.82	$20,545	0.00%	0.00%	to	0.75%	15.04%	to	15.92%
2023		300	$58.05	to	$68.86	$18,841	0.00%	0.00%	to	0.75%	22.62%	to	23.54%
2022		337	$47.34	to	$55.74	$17,133	0.00%	0.00%	to	0.75%	-25.62%	to	-25.07%
2021		323	$63.65	to	$74.39	$22,164	0.00%	0.00%	to	0.75%	11.22%	to	12.07%
2020		348	$57.23	to	$66.38	$21,366	0.11%	0.00%	to	0.75%	40.10%	to	41.14%
Voya SmallCap Opportunities Portfolio - Class I
2024		160	$37.96	to	$57.92	$6,646	0.70%	0.00%	to	0.75%	18.03%	to	18.89%
2023		166	$32.16	to	$48.72	$5,816	0.00%	0.00%	to	0.75%	20.00%	to	20.95%
2022		220	$26.80	to	$40.28	$6,314	0.00%	0.00%	to	0.75%	-23.67%	to	-23.10%
2021		187	$35.11	to	$52.38	$7,075	0.00%	0.00%	to	0.75%	3.91%	to	4.68%
2020		229	$33.79	to	$50.04	$8,210	0.00%	0.00%	to	0.75%	25.38%	to	26.37%

(a)	As investment Division had no investments until 2022, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2024, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of declaration of dividends by the underlying fund in which the Division invests. Investment Income Ratio reflects precise calculations using actual unrounded numbers.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense risks, administrative, and other charges, as defined in the Charges and Fees note.
D	These amounts represent the total return for the periods indicated, including changes in the value of the Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

69

INDEPENDENT AUDITOR'S REPORT

To the Members of the Audit Committee of Resolution Life U.S. Holdings Inc.

Opinions

We have audited the statutory basis financial statements of Security Life of Denver Insurance Company (the “Company”), which comprise the statutory basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, and the related statutory basis statements of operations, statements of changes in capital and surplus, and statements of cash flows for each of the three years ended December 31, 2024, and the related notes to the statutory basis financial statements (collectively referred to as the “statutory basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory basis financial statements present fairly, in all material respects, the statements of admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the Colorado Division of Insurance described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Colorado Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Colorado Division of Insurance. The effects on the statutory basis financial statements of the
1

variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Colorado Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory basis financial statements are issued.

Auditors' Responsibilities for the Audit of the Statutory Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory basis financial statements.

In performing an audit in accordance with GAAS, we:

• Exercise professional judgment and maintain professional skepticism throughout the audit.
• Identify and assess the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory basis financial statements.
• Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
• Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory basis financial statements.
• Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

2

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2024 audit was conducted for the purpose of forming an opinion on the 2024 statutory basis financial statements as a whole. The supplemental schedule of selected statutory basis financial data, supplemental schedule of life and health reinsurance disclosures, investment risks interrogatories, and summary investment schedule as of and for the year ended December 31, 2024, are presented for purposes of additional analysis and are not a required part of the 2024 statutory basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2024 statutory basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory basis financial statements or to the statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2024 statutory basis financial statements as a whole.

/s/ Deloitte & Touche LLP

April 11, 2025

3

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Admitted Assets, Liabilities and Capital and Surplus - Statutory Basis
($’s in thousands, except par value and share amounts)

	December 31
	2024	2023
Admitted Assets
Cash and invested assets:
Bonds	$22,566,919	$23,501,612
Preferred stocks	5,026	5,160
Common stocks - unaffiliated	112,271	90,584
Common stocks - affiliated	175,673	166,690
Mortgage loans	4,606,527	3,725,381
Contract loans	1,871,474	1,853,620
Derivatives	533,099	472,555
Other invested assets	1,436,925	1,255,141
Cash, cash equivalents and short-term investments	332,676	944,801
Total cash and invested assets	31,640,590	32,015,544

Deferred and uncollected premiums	(6,286)	(34,456)
Accrued investment income	226,408	226,925
Reinsurance balances recoverable	626,356	642,413
Federal income tax recoverable	17,077	29,366
Indebtedness from related parties	412	34
Net deferred tax asset	168,724	192,664
Other assets	86,063	56,210
Separate account assets	1,679,424	1,523,311
Total admitted assets	$34,438,768	$34,652,011

See Notes to Statutory Basis Financial Statements.
4

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Admitted Assets, Liabilities and Capital and Surplus - Statutory Basis
($’s in thousands, except par value and share amounts)

	December 31
	2024	2023
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$17,501,694	$17,884,629
Deposit type contracts	2,936,502	2,545,171
Policy and contract claims	401,825	373,365
Dividends payable	18,443	22,068
Total policy and contract liabilities	20,858,464	20,825,233

Interest maintenance reserve	269,156	670,793
Accounts payable and accrued expenses	41,916	16,483
Liabilities withheld for reinsurance counterparties	8,585,588	8,651,999
Payables under reinsurance contracts	423,497	396,089
Indebtedness to related parties	99,685	81,540
Asset valuation reserve	395,990	335,111
Net transfers from separate accounts due or accrued	1,931	8
Derivatives	59,026	80,259
Borrowed money and interest thereon	3,058	3,058
Other liabilities	727,482	591,040
Separate account liabilities	1,679,424	1,523,311
Total liabilities	33,145,217	33,174,924

Capital and surplus:
Common stock: authorized 149 shares of $20,000 par value; 144 shares
issued and outstanding	2,880	2,880
Aggregate write-ins for other than special surplus funds	335,601	361,417
Surplus notes	123,000	123,000
Paid in and contributed surplus	1,387,808	1,587,808
Unassigned surplus	(555,738)	(598,018)
Total capital and surplus	1,293,551	1,477,087
Total liabilities and capital and surplus	$34,438,768	$34,652,011

See Notes to Statutory Basis Financial Statements.
5

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Operations – Statutory Basis
($’s in thousands, except par value and share amounts)

	Years ended December 31
	2024	2023	2022
Premiums and other revenues:
Life, annuity, and accident and health premiums	$393,313	$1,602,756	$478,488
Net investment income	1,385,099	1,199,275	1,191,984
Amortization of interest maintenance reserve	49,293	79,235	99,738
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	370,272	3,358,563	86,772
Other revenue	185,337	210,048	160,130
Total premiums and other revenues	2,383,314	6,449,877	2,017,112

Benefits and other expenses:
Death benefits	821,526	934,464	813,925
Annuity benefits	289,187	286,702	292,715
Surrender benefits and withdrawals	1,043,345	900,342	831,595
Interest and adjustments on contract or deposit-type contract funds	156,374	118,232	133,653
Other benefits	19,178	11,635	12,044
Increase (decrease) in life and annuity reserves	(382,935)	(146,435)	(585,196)
Total benefits and other expenses	1,946,675	2,104,940	1,498,736

Insurance expenses and other deductions:
Commissions and expense allowances	218,894	3,571,955	79,851
General expenses	349,367	315,308	268,640
Insurance taxes, licenses and fees	18,785	18,089	13,495
Assumed modified coinsurance reserves	(510,836)	594,134	(439,013)
Net interest maintenance reserve transfers under reinsurance	136,601	93,643	66,498
Net transfers from separate accounts	(42,957)	(51,721)	(45,761)
Other deductions	207,556	272,143	226,813
Total insurance expenses and other deductions	377,410	4,813,551	170,523
Income/(Loss) from operations before policyholder dividends,
federal income taxes and net realized capital gains	59,229	(468,614)	347,853

Dividends to policyholders	12,785	15,621	17,133
Income/(Loss) from operations before federal income taxes
and net realized capital gains	46,444	(484,235)	330,720

Federal income tax expense (benefit)	4,219	3,997	(5,622)
Income/(Loss) from operations before net realized capital gains	42,225	(488,232)	336,342
Net realized capital (losses) gains	(12,486)	(152,449)	(133,974)
Net income (loss)	$29,739	$(640,681)	$202,368
See Notes to Statutory Basis Financial Statements.
6

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis
($’s in thousands, except par value and share amounts)

	Common Stock
	Shares	Amount	Aggregate Write-Ins For Other Than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total
December 31, 2021	144	$2,880	$413,048	$123,000	$882,808	$(208,132)	$1,213,604
Net income (loss)	—	—	—	—	—	202,368	202,368
Change in net unrealized capital gains (losses) less capital gains tax	—	—	—	—	—	(202,692)	(202,692)
Change in net deferred income tax	—	—	—	—	—	(57,635)	(57,635)
Change in nonadmitted assets	—	—	—	—	—	32,096	32,096
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	—	53	53
Change in asset valuation reserve	—	—	—	—	—	(23,738)	(23,738)
Capital contribution	—	—		—	90,000	—	90,000
Amortization of gain on reinsurance	—	—	(32,270)	—	—	—	(32,270)
Stockholder distribution	—	—	—	—	(50,000)	—	(50,000)
Prior period adjustments	—	—	—	—	—	94,539	94,539

December 31, 2022	144	2,880	380,778	123,000	922,808	(163,141)	1,266,325
Net income (loss)	—	—	—	—	—	(640,681)	(640,681)
Change in net unrealized capital gains (losses) less capital gains tax	—	—	—	—	—	155,891	155,891
Change in net unrealized foreign exchange capital gain (loss)	—	—	—	—	—	(508)	(508)
Change in net deferred income tax	—	—	—	—	—	115,686	115,686
Change in nonadmitted assets	—	—	—	—	—	(30,191)	(30,191)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	—	(120)	(120)
Change in asset valuation reserve	—	—	—	—	—	(34,954)	(34,954)
Capital contribution	—	—	—	—	665,000	—	665,000
Amortization of gain on reinsurance	—	—	(19,361)	—	—	—	(19,361)

December 31, 2023	144	2,880	361,417	123,000	1,587,808	(598,018)	1,477,087
Net income (loss)	—	—	—	—	—	29,739	29,739
Change in net unrealized capital gains (losses) less capital gains tax	—	—	—	—	—	90,649	90,649
Change in net unrealized foreign exchange capital gain (loss)	—	—	—	—	—	(4,877)	(4,877)
Change in net deferred income tax	—	—	—	—	—	(30,382)	(30,382)
Change in nonadmitted assets	—	—	—	—	—	17,910	17,910
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	—	120	120
Change in asset valuation reserve	—	—	—	—	—	(60,879)	(60,879)
Stockholder distribution	—	—	—	—	(200,000)	—	(200,000)
Amortization of gain on reinsurance	—	—	(25,816)	—	—	—	(25,816)

December 31, 2024	144	$2,880	$335,601	$123,000	$1,387,808	$(555,738)	$1,293,551
See Notes to Statutory Basis Financial Statements.
7

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis
($’s in thousands, except par value and share amounts)

	Year ended December 31
	2024	2023	2022
Operating activities:
Premiums, policy proceeds and other considerations received,
net of reinsurance paid	$489,530	$544,790	$525,382
Net investment income received	1,395,365	1,259,850	1,246,120
Commissions and expenses paid	(262,858)	(342,812)	(171,171)
Benefits paid	(2,323,164)	(2,351,864)	(2,016,202)
Net transfers from separate accounts	44,879	49,334	51,839
Dividends paid to policyholders	(16,409)	(16,628)	(17,837)
Federal income taxes recovered (paid)	12,289	—	(29,482)
Miscellaneous income	558,473	433,280	227,420
Net cash provided by (used in) operations	(101,895)	(424,050)	(183,931)

Investment activities:
Proceeds from sales, maturities or repayments of investments:
Bonds	3,979,250	5,613,639	5,838,449
Stocks	20,742	23,709	55,182
Mortgage loans	413,417	287,027	317,153
Other invested assets	271,113	350,266	85,384
Net gain (loss) on cash and short-term investments	(561)	224	31
Miscellaneous proceeds	280,394	83,135	125,598
Total proceeds from sales, maturities or repayments of investments	4,964,355	6,358,000	6,421,797

Cost of investments acquired:
Bonds	3,435,710	4,117,415	5,200,850
Stocks	40,940	30,725	29,678
Mortgage loans	1,325,437	1,393,651	513,110
Other invested assets	581,161	517,846	229,581
Miscellaneous applications	186,753	171,881	127,128
Total cost of investments acquired	5,570,001	6,231,518	6,100,348

Net increase/(decrease) in contract loans	(17,672)	(59,227)	7,452
Net cash provided by (used in) investment activities	(623,318)	67,255	328,901

Financing and miscellaneous activities:
Other cash provided (applied):
Borrowed money	—	—	(235,000)
Net deposits on deposit type contracts	391,331	14,582	288,122
Net capital and surplus paid in	(200,000)	665,000	40,000
Other cash (applied) provided	(78,243)	202,872	(185,797)
Net cash (used) provided in financing and miscellaneous activities	113,088	882,454	(92,675)
Net (decrease) increase in cash, cash equivalents and short-term investments	(612,125)	525,659	52,295

Cash, cash equivalents and short-term investments:
Beginning of year	944,801	419,142	366,847
End of year	$332,676	$944,801	$419,142

See Notes to Statutory Basis Financial Statements.
8

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis
($’s in thousands, except par value and share amounts)

	Year ended December 31
	2024	2023	2022

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Bonds received in exchange for other invested assets	$213,781	$—	$—
Interest capitalization	27,086	27,858	25,251
Investment exchange	3,714	165,916	217,113
Bonds received on reinsurance assumed	—	1,244,385	—
Transfers of bonds to other invested assets	—	29,175	—
LP stock distribution	—	—	894

See Notes to Statutory Basis Financial Statements.
9

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

1.Organization and Significant Accounting Policies
Business
Security Life of Denver Insurance Company (the “Company”) is domiciled in Colorado and is a wholly owned subsidiary of Resolution Life Colorado Inc.
On January 4, 2021, the Company's then ultimate parent, Voya Financial, Inc., consummated a series of transactions (collectively, the “Individual Life Transaction”) pursuant to a Master Transaction Agreement dated December 18, 2019 (the “Resolution MTA”) with Resolution Life U.S. Holdings Inc. (“Resolution Life US”), pursuant to which Resolution Life US through its wholly owned Colorado life insurance subsidiary, Resolution Life Colorado Inc. (“RLCO”) acquired all of the shares of the capital stock of the Company, Security Life of Denver International Limited (“SLDI”), Roaring River II, Inc. (“RRII”) as well as several subsidiaries of the Company. The Company also contributed Roaring River IV Holding, LLC (“RR4H”), a former subsidiary, to another Voya Financial, Inc. affiliate. As part of the Individual Life Transaction, Voya Financial, Inc. reinsured to the Company certain in scope individual life insurance and annuities business of several of the Company’s former affiliates.

Effective with the Individual Life Transaction, the Company began focusing on the acquisition and management of closed blocks of life insurance policies and annuity contracts. In addition, the Company continues to administer business previously sold. Currently the Company is licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, the U.S. Virgin Islands and Puerto Rico. The Company ceased issuing new direct business in 2018.

On October 12, 2022, the Company’s then ultimate parent, Resolution Life Group Holdings L.P., entered into an agreement to, among other things, sell the shares of Resolution Life Group Holdings Ltd. and its subsidiaries, including the Company, to a Bermuda-domiciled partnership, Blackstone ISG Investment Partners - R(BMU) L.P. (the “New Partnership”). As part of this transaction (the “Transaction”), Nippon Life Insurance Company (“Nippon Life”) acquired a stake in the New Partnership and increased its indirect investment in Resolution Life Group Holdings Ltd. Following receipt of necessary regulatory approvals, the Transaction closed on October 2, 2023, and the New Partnership, through a committee of its shareholders, is now considered to be the controlling person of the Company.

On December 11, 2024 it was announced that Nippon Life has agreed to acquire 100% of the Company’s indirect parent, Resolution Life Group Holdings Ltd. Nippon Life will consolidate its ownership interest by acquiring the remaining shares from the New Partnership. The transaction is subject to customary regulatory approvals and anticipated to be completed in the latter half of 2025.
10

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

Use of Estimates
The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.
Recently Adopted Accounting Principles
The Company considers the applicability and impact of all SSAP updates. Except as noted below, the SSAPs adopted by the Company did not have a material impact on the Company's financial statements.

In September 2023, the National Association of Insurance Commissioners (“NAIC”) adopted INT 23-03, Inflation Reduction Act - Corporate Alternative Minimum Tax, that provides guidance for Corporate Alternative Minimum Tax (“CAMT”) reporting on or after year-end 2023 and addresses accounting, statutory valuation allowance, admissibility, disclosures, and year end transition. The Company has provided all required disclosures.

In August 2023, the NAIC adopted revisions to Statement of Statutory Accounting Principles (“SSAP”) No. 34, Investment Income Due and Accrued, to clarify and incorporate a practical expedient to the paid-in-kind (“PIK”) interest aggregate disclosure requirements. The Company has provided all required disclosures.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance, which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The Colorado Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Colorado for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Colorado Insurance Laws (“CO SAP”). The NAIC Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Colorado. The Colorado Commissioner of Insurance (“Commissioner”) has the right to permit other specific practices that deviate from NAIC SAP.

The Company is required to identify accounting practices where CO SAP departs from NAIC SAP. For the years ended December 31, 2024, 2023, and 2022, the Company had no such accounting practices.
11

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

Below are descriptions of the significant differences between CO SAP and U.S. GAAP:
Investments: Investments in bonds and redeemable preferred stocks are reported at amortized cost or fair value based on a designation assigned by the NAIC.
The Company periodically reviews the value of its investments in bonds and redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary-impairment (“OTTI”). To make this determination for each security, the following are some of the factors considered:
•The length of time and the extent to which the fair value has been below cost.
•The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•The Company's intent to sell the security prior to its maturity at an amount below its carrying value.
•The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other-than-temporary. When an OTTI is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve (“IMR”) and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC.  Losses resulting from OTTI charges, net of transfers to IMR and federal income tax, are recorded within net realized capital gains (losses) in the statements of operations.
The Company invests in structured securities, including residential mortgage backed securities, commercial mortgage backed securities and other asset backed securities. Structured securities are reported at the lower of amortized cost or fair value based on a designation assigned by the NAIC.
Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.
Under U.S. GAAP, fixed maturities are designated at purchase as held to maturity, trading or available-for-sale, except for those accounted for using the fair value option (“FVO”). Held to maturity investments are reported at amortized cost and the remaining fixed maturity investments are reported at fair value. For those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. Using the FVO, securities are reported at fair value with changes in fair value reported in the statements of operations.
12

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

Estimated credit losses on fixed maturities classified as available for sale are recorded through an allowance for credit losses subject to future reversals if expected cash flows increase.
Asset Valuation Reserve: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus. Under currently effective U.S. GAAP guidance, no such reserve is required.
Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR gains as a liability on the accompanying statements of admitted assets, liabilities and capital and surplus. Under U.S GAAP, gains and losses on disposal of fixed-income investments are reported in the period that the assets are sold.
Cash, Cash Equivalents and Short-Term Investments: Cash includes cash on deposit with banks. Cash equivalents includes short-term highly liquid investments with original maturities of three months or less at the date of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase, excluding those investments classified as cash equivalents.
Under U.S. GAAP, the corresponding caption of cash and cash equivalents does not include short-term investments.
Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”), for derivative transactions entered into or modified on or after January 1, 2003. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. For derivatives that are deemed replication (synthetic asset) transactions, if the replication (synthetic asset) transaction would be carried at amortized cost and the cash instrument used is carried at amortized cost, then the derivative used should be carried at amortized cost. If the replication (synthetic asset) transaction would be carried at fair value, and/or the cash instrument used is carried at fair value, then the derivative used should be carried at fair value. Any premium paid or received to enter into the derivative is carried as an asset or liability on the balance sheet. Premiums paid or received on the replication (synthetic asset) derivative are amortized into investment income until the exercise, termination or maturity date of the derivative. Embedded derivatives are not accounted for separately from the host contract.
13

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

Under U.S. GAAP, for cash flow hedges, the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized capital gains (losses). For derivative instruments that are not designated in a hedge relationship, the gain or loss on the derivative instrument is recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).
Under U.S. GAAP, the Company reports mortgage loans at amortized cost, net of an estimated valuation allowance. The valuation allowance is established for expected credit losses and is based on historical experience, current economic conditions and reasonable and supportable forecasts.
Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. A valuation allowance is required if based on the available evidence; it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.
After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101, Income Taxes (“SSAP No. 101”). These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future
14

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.
SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.
U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.
Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.
Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.
Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.
Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.
Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.
15

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.
Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation method (“CRVM”) using statutory rates for mortality and interest. Similarly, the Commissioners' Annuity Reserve Valuation method (“CARVM”) is used for annuity reserve calculations.
Under U.S. GAAP, policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the policies were sold, including a provision for adverse deviation. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policyholder account balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.
Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.
Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for credit losses, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.
Nonadmitted Assets: Certain assets designated as “nonadmitted”, principally deferred tax assets that are not admissible under SSAP No. 101 and other assets not specifically identified as an admitted asset within the NAIC SSAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.
Under U.S. GAAP, the concept of nonadmitted assets is not recognized.
Consolidation: The accounts and operations of the Company's subsidiaries are not consolidated. Certain affiliated investments for which audited U.S. GAAP statements are not available, or expected to be available, are nonadmitted.
16

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

Under U.S. GAAP, the accounts and operations of the Company’s wholly owned subsidiaries are consolidated. Intercompany transactions and balances are eliminated.
Limited partnerships: Limited partnerships are reported at the underlying audited U.S. GAAP equity of the investee. Changes in the value of the partnership are recorded in unassigned surplus. Capital contributions and distributions of capital are reflected in the carry value of the partnership. Distributions of income are reported in investment income up to the amount of net investment income earned in the partnership and otherwise as return of capital.
Under U.S. GAAP, limited partnerships are reported at the underlying audited U.S. GAAP equity of the investee. Changes in the value of the partnership are recorded in the statements of operations. Capital contributions and distributions of capital are reflected in the carry value of the partnership.
Surplus Notes: Surplus notes issued are reported as a component of surplus on the statements of admitted assets, liabilities and capital and surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Colorado Division of Insurance.
Under U.S. GAAP, surplus notes are reported as long-term debt, and the related interest is reported as a change to earnings over the term of the notes.
Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.
Other significant accounting practices are as follows:
Investments: Investments are stated at values prescribed by the NAIC, as follows:
Bonds not backed by other loans are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the constant yield or yield to worst method.
The Company does not have any NAIC’s Securities Valuation Office (“SVO”)-Identified investments as defined in SSAP No. 26, Bonds.
Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. Residual interests of loan-backed and structured securities, which are included in other invested assets on the statements of admitted assets, liabilities, and capital and surplus, are reported at lower of amortized cost or fair value, with changes in fair value recorded as unrealized gains and losses in Surplus.
17

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

Redeemable preferred stocks rated as highest quality, high quality or medium quality are reported at amortized cost. All other redeemable preferred stocks are reported at the lower of amortized cost or fair value and perpetual preferred stocks are reported at fair value not to exceed any currently effective call price.
Common stocks are reported at fair value, and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes. Federal Home Loan Bank (“FHLB”) common stock is priced at par value.
The Company participates in short-term bilateral repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company sells bonds and receives cash in the amount generally equal to 95% of the estimated fair value of bonds sold at the inception of the transaction, with a simultaneous agreement to repurchase such bonds at a future date or on demand in an amount equal to the cash initially received plus interest. The ratio of cash held to the estimated fair value of the bonds sold is monitored throughout the duration of the transaction and additional cash or securities are obtained as necessary. Bonds sold under such transactions may be sold or re-pledged by the transferee. Income and expense associated with repurchase agreements are recorded in net investment income. As of December 31, 2024 and 2023 the Company did not have any open repurchase agreements.
Short-term investments are reported at amortized cost which approximates fair value.
Partnership interests, which are included in other invested assets, are reported at the underlying audited U.S. GAAP equity of the investee. Changes in surplus from distributions are reported in investment income. Impairments on joint venture, partnerships and limited liability company holdings are taken when the market value is less than 90% of book value, and it is determined that the decline below book value is not recoverable. The fair value of these investments is based upon the Company's overall proportional ownership interest in the underlying partnership.
Surplus notes acquired, which are included in other invested assets on the statements of admitted assets, liabilities and capital and surplus, are reported at amortized cost using the effective interest method.
Realized capital gains and losses are generally determined using the first in first out method. Specific lot identification may be used occasionally when executing a particular investment objective.
Investment income from bonds primarily consists of interest and is recognized on an accrual basis using the effective yield method giving effect to amortization of premium and accretion of discount. Income from prepayment premiums and bond tenders are also recorded in net investment income. Included within bonds are structured securities, including residential mortgage backed securities, commercial mortgage backed securities and other asset backed securities. Amortization of the premium or discount from the purchase of these securities
18

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

considers the estimated timing and amount of prepayments of the underlying collateral. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for structured securities are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For structured securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other structured securities, the effective yield is recalculated on a retrospective basis.
For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, foreign exchange risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated in effective hedging relationships are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR. Cash flows from derivatives are presented within investment miscellaneous proceeds and miscellaneous applications on the statement of cash flows.
Credit Contracts:
Credit default swap indices: Credit default swap indices are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication transactions.
19

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

Equity Contracts:
Options: The Company uses options to hedge against changes in the value of the benefit contained in the indexed universal life and indexed annuity products. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.
Futures: The Company uses equity futures contracts to hedge against equity index movement. Changes in the general level of index value can result in adverse changes in the portfolio. The Company enters into exchange traded futures and pays or receives futures commissions that are set by members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.
Foreign Exchange Contracts:
Currency Forwards: The Company uses currency forward contracts to hedge currency exposure related to its invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.
Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.
Interest Rate Contracts:
Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.
Total Return Swaps: The Company uses Total Return Swaps to to hedge interest rate risk associated with the Company's universal life insurance products. The Company utilizes these contracts in a non-qualifying hedging relationship. The Company's Total Return Swaps program ended in 2023.
20

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

Investments in Subsidiary: SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”), applies to the Company’s subsidiaries, controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying audited statutory equity modified to remove the impact of any permitted or prescribed accounting practices that depart from the NAIC SAP, and the Company’s non-insurance subsidiaries are reported at the underlying audited U.S. GAAP equity amount, adjusted to a limited statutory accounting basis as promulgated by NAIC SAP. Dividends from subsidiaries are included in net investment income. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCAs to determine if an other-than-temporary impairment has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.
Contract Loans: Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value.
Aggregate Reserve for Life Policies and Contracts: Life, annuity and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 1.75% to 7.50% for 2024 and 1.75% to 8.00% for 2023.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues. A reserve has been established of $1,223,975 and $1,280,029 for any surrender value promised in excess of the legally computed reserves at December 31, 2024 and 2023, respectively.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.
21

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Colorado Division of Insurance, is $9,718,294 and $8,209,754 at December 31, 2024 and 2023, respectively.

The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $505,957 and $578,699 at December 31, 2024 and 2023, respectively.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group under Internal Revenue Code (“IRC”) Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.
The Company has various blocks of life insurance business subject to Valuation Manual 20: Requirements for Principle Based Reserves (“PBR”) for Life Products (“VM-20”):
•Variable universal life COLI business issued after January 1, 2020
•Term conversions (universal life contracts) issued after January 1, 2021 as a result of a conversion from acquired term insurance not subject to PBR
•Indexed Universal Life business issued after January 1, 2020
•Non-COLI Variable Universal Life business issued after January 1, 2020
•Universal Life business issued after January 1, 2020
•Whole Life business issued after January 1, 2020
•Term Life business issued after January 1, 2017

The Company was exempt from PBR VM-20 with respect to individual life term conversion policies issued in 2020. The domiciliary regulator had determined that, given the insignificant effect on reserves, a Life PBR exemption is appropriate.
Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.
Participating Insurance: Participating business approximates less than 50% of the Company’s ordinary life insurance in force and less than 1% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the
22

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Policyholder dividends are recognized when declared.
Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2024. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2024.
Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under U.S. GAAP.
Other Assets: As part of the Company's retained asset program, the Company records a receivable for amount due from other insurance companies that has not been collected. Amounts are generally collected within 90 days of notification that the policyholder has entered the Company's retained asset program.
The Company is also the owner and beneficiary of life insurance policies included in other assets at their cash surrender values. The following table shows assets that could be realized from an investment vehicle on these policies as of December 31, 2024 and 2023:

	2024	2023
Amount of admitted balance that could be realized from an investment vehicle	$14,073	$12,921
Percentage Bonds	40%	40%
Percentage Stocks	60%	60%

23

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

2.    Investments
Bonds, Preferred Stocks and Common Stocks
The book/adjusted carrying value or cost and fair value of bonds, preferred stocks and common stocks are as follows:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
At December 31, 2024
Bonds
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1,326,583	$1,030	$148,402	$1,179,211
States, municipalities, and political subdivisions	267,911	5	76,072	191,844
Foreign other	2,447,028	4,643	340,358	2,111,313
Foreign government	202,368	—	47,919	154,449
Corporate securities	8,885,185	12,305	1,855,519	7,041,971
Residential mortgage backed securities	1,414,252	16,080	414,799	1,015,533
Commercial mortgage backed securities	3,018,809	9,001	552,247	2,475,563
Other asset backed securities	5,004,783	74,176	29,744	5,049,215
Total bonds	$22,566,919	$117,240	$3,465,060	$19,219,099
Preferred stocks
Preferred stocks - unaffiliated	$5,026	$—	$367	$4,659

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Common Stocks
Common stocks - unaffiliated	$116,626	$975	$5,330	$112,271

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
At December 31, 2023
Bonds
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$815,818	$13,778	$49,350	$780,246
States, municipalities, and political subdivisions	454,302	14	103,526	350,790
Foreign other	2,735,683	7,683	400,833	2,342,533
Foreign government	206,346	1,827	38,590	169,583
Corporate securities	10,615,608	26,358	2,068,501	8,573,465
Residential mortgage backed securities	1,755,421	19,068	437,467	1,337,022
Commercial mortgage backed securities	3,362,316	4,108	596,034	2,770,390
Other asset backed securities	3,556,118	19,700	48,234	3,527,584
Total bonds	$23,501,612	$92,536	$3,742,535	$19,851,613
Preferred stocks
Preferred stocks - unaffiliated	$5,160	$—	$394	$4,766

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Common stocks
Common stocks - unaffiliated	$96,428	$576	$6,420	$90,584

24

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

The aggregate fair value of bonds, preferred stocks, and common stocks with unrealized losses and the time period that book/adjusted carrying value exceeded fair value are as follows:

	Less than 12 Months		Greater than 12 Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
At December 31, 2024
Bonds	$2,819,564	$133,293	$10,229,349	$3,331,767	$13,048,913	$3,465,060
Preferred stocks	—	—	3,078	367	3,078	367
Common stocks	—	—	6,157	5,330	6,157	5,330

At December 31, 2023
Bonds	14,210,728	3,692,795	1,492,205	49,740	15,702,933	3,742,535
Preferred stocks	—	—	3,051	394	3,051	394
Common stocks	—	—	5,067	6,420	5,067	6,420

The book/adjusted carrying value and fair value of investments in bonds at December 31, 2024, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Book/Adjusted Carrying Value	Fair Value
Maturity:
Due in 1 year or less	$109,646	$107,684
Due after 1 year through 5 years	1,285,860	1,230,765
Due after 5 years through 10 years	2,288,920	2,057,030
Due after 10 years	9,444,649	7,283,309
	13,129,075	10,678,788
Residential mortgage backed securities	1,414,252	1,015,533
Commercial mortgage backed securities	3,018,809	2,475,563
Other asset backed securities	5,004,783	5,049,215
Total	$22,566,919	$19,219,099
The cumulative amount of paid-in-kind interest included in the current principal balance of bonds is $109,220 and $128,819 at December 31, 2024 and 2023, respectively.
The following table shows prepayment penalty and acceleration fees for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
General Account
Number of CUSIPs	70	21	53
Aggregate Amount of Investment Income	$3,030	$(5,806)	$29,343
25

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

The following table shows 5GI securities at December 31, 2024 and 2023:

Investment	Number of 5GI Securities		Aggregate Book/Adjusted Carrying Value (BACV)		Aggregate Fair Value
	2024	2023	2024	2023	2024	2023
Bonds - AC	10	12	$386	$1,923	$387	$3,414
LB&SS- AC	8	8	1,287	1,248	1,742	1,719
Total	18	20	$1,673	$3,171	$2,129	$5,133

AC- Amortized Cost LB- Loan-backed Securities SS- Structured Securities
Mortgage Loans
All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system.

The maximum and minimum lending rates for mortgage loans initiated during 2024 were: Commercial loans - 8.79% and 5.00%; Mezzanine Loans - 8.24% and 4.61%; Residential Loans - 10.99% and 3.38%.

There were no taxes, assessments or any amounts advanced and not included in the mortgage loan total as of December 31, 2024 and 2023.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

During 2024, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 80.00% on commercial properties.

26

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

The following table shows an age analysis of mortgage loans by type and mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2024 and 2023:

	Residential	Commercial
	All Other	All Other	Mezzanine	Total
December 31, 2024
Recorded investment (all)
Current	$1,825,525	$2,540,919	$163,609	$4,530,053
30-59 Days Past Due	11,759	—	—	11,759
60-89 Days Past Due	5,704	—	—	5,704
90-179 Days Past Due	726	—	—	726
180+ Days Past Due	37,539	20,746	—	58,285
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$2,174,498	$163,609	$2,338,107

December 31, 2023
Recorded investment (all)
Current	$1,042,582	$2,517,733	$156,125	$3,716,440
60-89 Days Past Due	—	8,941	—	8,941
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$1,042,582	$2,115,125	$156,125	$3,313,832
The following table shows investments in impaired mortgage loans with or without an allowance for credit losses and in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2024 and 2023:

	2024			2023
	Residential	Commercial		Residential	Commercial
	All Other	All Other	Total	All Other	All Other	Total
No allowance for credit losses	$37,539	$24,251	$61,790	$—	$—	$—
Total	$37,539	$24,251	$61,790	$—	$—	$—
Subject to a participant or co-lender mortgage loan agreement for which the reporting entity is restricted from unilaterally foreclosing on the mortgage loan	$37,539	$24,251	$61,790	$—	$—	$—
The Company has no allowances for credit losses as of December 31, 2024 and 2023.
27

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of December 31, 2024, 2023 and 2022:

	2024	2023	2022
	Commercial	Commercial	Commercial
	All Other	All Other	All Other
Average recorded investment	$36,214	$9,653	$—
Interest income recognized	544	536	—
Amount of interest income recognized using a cash-basis method of accounting	—	29	—
The Company recognizes interest income on its impaired loans upon receipt.

The following table shows the mortgage loans held by The Company derecognized as a result of foreclosure as of December 31, 2024 and 2023.

	2024	2023
Aggregate amount of mortgage loans derecognized	$3,714	$19,630
Real estate collateral recognized	$—	$—
Other collateral recognized	$3,714	$17,486
Receivables recognized from a government guarantee of the foreclosed mortgage loan	$—	$—
Net Realized Capital Gains and Losses
Realized capital gains (losses) are reported net of amounts transferred to the IMR and federal income taxes are as follows:

	December 31
	2024	2023	2022
Bonds	$(622,546)	$(666,338)	$(510,906)
Preferred stocks	—	(5,500)	—
Mortgage loans	(19,689)	(3,096)	—
Derivatives	127,006	(14,612)	(16,644)
Other invested assets	10,141	(3,086)	(2,480)
Other	(561)	224	(287)
Realized capital gains (losses) before transfers to IMR and tax	(505,649)	(692,408)	$(530,317)
Amount transferred to IMR (net of related taxes)	488,944	527,677	386,645
Federal income tax benefit (expense)	4,219	12,282	9,699
Net realized capital gains (losses)	$(12,486)	$(152,449)	$(133,973)
28

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

OTTI, included in the preceding table, are as follows:

	December 31
	2024	2023	2022
Bonds	$15,168	$24,998	$72,944
Preferred stocks	—	5,500	—
Mortgage loans	19,696	3,096	—
Other invested assets	—	231	—
Total	$34,864	$33,825	$72,944
The Company did not have any impairments on joint venture, partnerships and limited liability company holdings for the years ended December 31, 2024, 2023 and 2022.
Information related to the sales of bonds are as follows:

	December 31
	2024	2023	2022
Proceeds	$4,003,022	$5,802,924	$5,143,407
Gross gains	5,782	53,370	156,891
Gross losses	613,160	694,710	594,443
The Company does not have any OTTI's recognized in accordance with structured securities subject to SSAP No. 43, Loan-backed and Structured Securities ("SSAP No. 43") during 2024, 2023, and 2022 due to intent to sell or inability or lack of intent to hold to recovery.

The following table discloses in detail the OTTI’s recognized by the Company on structured securities subject to SSAP No. 43 due to the difference between amortized cost and the estimated present value of projected cash flows in 2024:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
36257CAJ6	$260	$—	$260	$—	$100	9/30/2024
92914QAJ3	29	26	3	26	27	9/30/2024
31394FJ30	202	201	1	201	283	9/30/2024
31396LMF4	156	155	1	155	205	9/30/2024
31396Q5E5	155	154	1	154	216	9/30/2024
3136ATEW0	2,135	2,135	1	2,135	2,069	9/30/2024
38377UL97	1,654	1,654	1	1,654	1,469	9/30/2024
3137BBPE4	78	78	—	78	105	9/30/2024
31394FBL8	160	160	—	160	220	9/30/2024
383742J61	105	105	—	105	304	9/30/2024
31397USA8	60	59	—	59	88	9/30/2024
31396H2E8	40	39	—	39	51	9/30/2024
38377WGK4	35	35	—	35	63	9/30/2024
3137AXTU7	229	229	—	229	227	9/30/2024
3128HUA50	17	17	—	17	26	9/30/2024
31398SF40	4	4	—	4	5	9/30/2024
29

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
31394EJL3	114	114	—	114	112	9/30/2024
38374M7D5	6	6	—	6	11	9/30/2024
31393WVQ9	41	41	—	41	39	9/30/2024
05493AAL4	1,915	958	958	958	374	6/30/2024
12652FAL6	1,750	875	875	875	1,840	6/30/2024
3136ATEW0	1,335	973	361	973	973	6/30/2024
38377UL97	1,060	773	287	773	773	6/30/2024
3136ATFX7	1,251	975	276	975	975	6/30/2024
3137BSHH9	534	382	152	382	382	6/30/2024
38377QGM3	480	339	142	339	339	6/30/2024
3136A1LJ2	433	292	141	292	292	6/30/2024
31394FJ30	280	211	69	211	211	6/30/2024
31396Q5E5	223	160	64	160	160	6/30/2024
3137AXTU7	279	226	54	226	226	6/30/2024
31396LMF4	214	162	52	162	162	6/30/2024
38377TQ53	153	107	46	107	107	6/30/2024
38374FTV6	187	156	30	156	156	6/30/2024
31396PZF1	66	37	29	37	37	6/30/2024
383742J61	85	59	26	59	59	6/30/2024
31394FBL8	136	112	24	112	112	6/30/2024
31397USA8	85	63	22	63	63	6/30/2024
3137BBPE4	104	82	21	82	82	6/30/2024
31395PE40	111	89	21	89	89	6/30/2024
38377WGK4	56	36	20	36	36	6/30/2024
31396RKW6	67	50	17	50	50	6/30/2024
3128HUA84	37	22	14	22	22	6/30/2024
31397YSN2	35	23	13	23	23	6/30/2024
3128HUA50	29	18	11	18	18	6/30/2024
31394EJL3	68	59	9	59	59	6/30/2024
38375Y5R9	65	58	7	58	58	6/30/2024
31398QRT6	28	21	7	21	21	6/30/2024
31396H2E8	49	42	7	42	42	6/30/2024
38374M7D5	10	6	4	6	6	6/30/2024
31393WVQ9	19	15	4	15	15	6/30/2024
38375Y5R9	13	12	1	12	12	6/30/2024
31398SF40	5	4	1	4	4	6/30/2024
31395BGL1	3	2	1	2	2	6/30/2024
31395TCB8	10	10	1	10	10	6/30/2024
38378UB89	1	1	1	1	1	6/30/2024
31392CRB2	2	2	1	2	2	6/30/2024
38377F2Z3	—	—	1	—	—	6/30/2024
36257CAJ6	1,499	260	1,239	260	234	3/31/2024
3132HUCJ0	3,758	2,528	1,231	2,528	2,528	3/31/2024
05493AAL4	2,873	1,915	958	1,915	1,546	3/31/2024
12652FAL6	2,627	1,750	877	1,750	1,382	3/31/2024
3137B1HX3	1,203	432	771	432	432	3/31/2024
3137AYZG9	1,574	1,206	368	1,206	1,206	3/31/2024
3136ANRY5	463	280	183	280	280	3/31/2024
31396K5P3	388	226	162	226	226	3/31/2024
3137BW5X8	699	551	148	551	551	3/31/2024
3137B2EV8	516	386	130	386	386	3/31/2024
30

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
3137B5SC8	399	301	99	301	301	3/31/2024
3136AU4G3	360	265	95	265	265	3/31/2024
31397T3F7	221	135	86	135	134	3/31/2024
3137B1HX3	133	48	85	48	48	3/31/2024
38374EP35	114	44	70	44	44	3/31/2024
31396JPN9	297	232	65	232	232	3/31/2024
31398GYX1	225	160	64	160	160	3/31/2024
38374NH34	188	129	58	129	129	3/31/2024
31398KCB4	159	113	46	113	113	3/31/2024
3137B5SC8	172	129	42	129	129	3/31/2024
38374NH34	131	90	41	90	90	3/31/2024
31397YZ20	97	61	36	61	61	3/31/2024
3137B5SC8	126	95	31	95	95	3/31/2024
38377LL48	129	108	21	108	108	3/31/2024
31394UL26	78	61	17	61	61	3/31/2024
38374KKX0	67	50	17	50	50	3/31/2024
92917EAC2	62	46	16	46	51	3/31/2024
92916YAC9	58	43	14	43	46	3/31/2024
3136AJKS4	64	51	13	51	51	3/31/2024
92913BAJ7	22	11	11	11	9	3/31/2024
38375PYP0	6	5	1	5	5	3/31/2024
31398SF40	6	6	1	6	6	3/31/2024
31339GWU1	3	2	1	2	2	3/31/2024
38375LUL2	1	1	1	1	1	3/31/2024
Total			$11,036

Securities with no amount disclosed represents an OTTI of less than $1.
The total amount of OTTI's recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43 was $11,036, $18,934 and $50,101 in 2024, 2023 and 2022, respectively.
The following table discloses, in the aggregate, all structured securities in an unrealized loss position for which an OTTI has not been recognized in accordance with the requirements of SSAP No. 43. This includes securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2024		December 31, 2023
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
Less than 12 months	$10,359	$853,804	$22,601	$806,008
Greater than 12 months	986,431	2,416,324	1,060,596	3,967,794
Total	$996,790	$3,270,128	$1,083,197	$4,773,802

31

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

Net Investment Income
Major categories of net investment income are summarized as follows:

	Year ended December 31
	2024	2023	2022
Gross investment income:
Equity securities	$9,502	$7,241	$5,692
Bonds	1,044,798	983,941	929,774
Mortgage loans	240,567	138,209	100,392
Derivatives	(6,417)	(7,678)	41,564
Contract loans	94,185	82,115	74,320
Other invested assets	108,975	81,002	106,979
Other	43,540	23,515	3,290
Total gross investment income	1,535,150	1,308,345	1,262,011
Investment expenses	(150,051)	(109,070)	(70,027)
Net investment income	$1,385,099	$1,199,275	$1,191,984
Accrued Investment Income
The following table shows the components of accrued investment income as of December 31, 2024 and 2023:

	2024	2023
Accrued investment income:
Gross	$228,850	$226,925
Nonadmitted	2,442	—
Admitted	$226,408	$226,925

Aggregate deferred interest included in accrued investment income	$—	$—
Federal Home Loan Bank Agreements
The Company is a member of the FHLB of Topeka. Through its membership, the Company has conducted business (issued funding agreements) with the FHLB. It is part of the Company's strategy to utilize these funds for spread lending purposes. Reserves for these funds appear on the statement of admitted assets, liabilities, and capital and surplus under deposit type contracts. The Company has determined the estimated maximum borrowing capacity as $13,300,000 at December 31, 2024. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is potentially up to 40% of the general account total net admitted assets, excluding Separate Accounts, of the Company, one quarter in arrears, based on credit approval from FHLB of Topeka.
32

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

The amount of FHLB capital stock held by the Company is as follows:

	2024			2023
	General Account	Separate Account	Total	General Account	Separate Account	Total
Membership stock - Class A	$500	$—	$500	$500	$—	$500
Activity stock	99,850	—	99,850	80,500	—	80,500
Excess stock	2,331	—	2,331	1,901	—	1,901
Aggregate total	$102,681	$—	$102,681	$82,901	$—	$82,901
All FHLB membership stock is not eligible for redemption.

The amount of collateral pledged to FHLB at the end of the reporting period, and the maximum amount that was pledged to FHLB during the reporting period is as follows:

	Amount Pledged at End of Reporting Period			Maximum Amount Pledged During Reporting Period
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
As of December 31, 2024
General account	$3,535,514	$4,328,310	$2,230,000	$3,900,416	$4,556,966	$2,230,000
Separate account	—	—	—	—	—	—
Total	$3,535,514	$4,328,310	$2,230,000	$3,900,416	$4,556,966	$2,230,000

As of December 31, 2023
General account	$2,995,041	$3,743,039	$1,800,000	$2,995,041	$3,743,039	$1,800,000
Separate account	—	—	—	—	—	—
Total	$2,995,041	$3,743,039	$1,800,000	$2,995,041	$3,743,039	$1,800,000
The aggregate amount borrowed from the FHLB at the the end of the reporting period is as follows:

	General Account	Separate Account	Total	Funding Agreements Reserves Established
As of December 31, 2024
Debt	$—	$—	$—	XXX
Funding agreements	2,230,000	—	2,230,000	$2,224,951
Other	—	—	—	XXX
Aggregate total	$2,230,000	$—	$2,230,000	$2,224,951

As of December 31, 2023
Debt	$—	$—	$—	XXX
Funding agreements	1,800,000	—	1,800,000	$1,803,761
Other	—	—	—	XXX
Aggregate total	$1,800,000	$—	$1,800,000	$1,803,761
The maximum aggregate amount the general account borrowed from FHLB during 2024 was $2,400,000.
33

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

As of December 31, 2024, the Company's FHLB borrowings are subject to prepayment penalties.
Restricted Assets (including Pledged)
The following table shows assets pledged as collateral or restricted at December 31, 2024:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*
FHLB capital stock	102,681	—	102,681	82,901	19,780	—	102,681	0.3%	0.3%
On deposit with states	28,074	—	28,074	27,139	935	—	28,074	0.1%	0.1%
Pledged as collateral to FHLB (including assets backing funding agreements)	4,328,310	—	4,328,310	3,743,039	585,271	—	4,328,310	12.5%	12.6%
Reinsurance trust	15,921,905	—	15,921,905	16,735,678	(813,773)	—	15,921,905	45.8%	46.2%
Derivative pledged collateral	22,126	—	22,126	14,981	7,145	—	22,126	0.1%	0.1%
Total restricted assets	$20,403,096	$—	$20,403,096	$20,603,738	$(200,642)	$—	$20,403,096	58.8%	59.3%

* Subset of Total General Account Gross Restricted Assets
The following table shows assets pledged as collateral or restricted at December 31, 2023:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*
FHLB capital stock	$82,901	$—	$82,901	$75,886	$7,015	$—	$82,901	0.2%	0.2%
On deposit with states	27,139	—	27,139	27,081	58	—	27,139	0.1%	0.1%
Pledged as collateral to FHLB (including assets backing funding agreements)	3,743,039	—	3,743,039	2,834,631	908,408	—	3,743,039	10.7%	10.8%
Reinsurance trust	16,735,678	—	16,735,678	—	16,735,678	—	16,735,678	47.9%	48.3%
Derivative pledged collateral	14,981	—	14,981	18,593	(3,612)	—	14,981	0.0%	0.0%
Total restricted assets	$20,603,738	$—	$20,603,738	$2,956,191	$17,647,547	$—	$20,603,738	58.9%	59.4%

* Subset of Total General Account Gross Restricted Assets
34

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

The following table shows collateral received and reflected as assets at December 31, 2024:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
General Account
Cash, Cash Equivalents and Short-Term Investments	$473,657	$473,657	1.43%	1.45%
Total collateral Assets	$473,657	$473,657	1.43%	1.45%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

The Company has not received collateral reflected as assets in the separate account.
			Amount	% of Liability to Total Liabilities
Recognized Obligation to Return Collateral Asset (General Account)*			$473,657	1.45%

*BACV divided by total liabilities excluding Separate Accounts
The following table shows collateral received and reflected as assets at December 31, 2023:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
General Account
Cash, Cash Equivalents and Short-Term Investments	$371,333	$371,333	1.06%	1.06%
Total collateral Assets	$371,333	$371,333	1.06%	1.06%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

The Company has not received collateral reflected as assets in the separate account.
			Amount	% of Liability to Total Liabilities
Recognized Obligation to Return Collateral Asset (General Account)*			$371,333	1.07%

*BACV divided by total liabilities excluding Separate Accounts

Troubled Debt Restructuring
The Company has a high quality, well performing, portfolio of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the
35

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.
As of December 31, 2024 and 2023, the Company held 0 and 2 private placement troubled debt restructuring loans with a carrying value of $0 and $9,941, respectively.
For the years ended December 31, 2024 and 2023, the Company’s total recorded investment in restructured debt was $0 and $9,941, respectively. The Company realized losses related to these investments of $0, $0, and $0 during 2024, 2023, and 2022, respectively.
The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.
The Company accrues interest income on impaired loans to the extent it is deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.
3.    Derivative Financial Instruments Held for Purposes Other than Trading
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, foreign exchange risk, and market risk. The Company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.
Upfront fees paid or received on derivative contracts are included on the statements of admitted assets and are being amortized to investment income over the remaining terms of the contracts.
Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the statements of admitted assets, liabilities and capital and surplus. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized to investment income.
Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments (replication transactions) are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective
36

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.
The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.
Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.
The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

	As of December 31, 2024	As of December 31, 2023
Collateral Type:
Cash
Held- OTC Contracts	$473,657	$371,333
Held- Cleared Contracts	6,082	10,698
Pledged- OTC Contracts	7,580	—
Pledged- Cleared Contracts	217	1,543

Securities
Held	$—	$—
Delivered	14,546	14,981
The table below summarizes the Company’s derivative contracts at December 31, 2024 and 2023:

	December 31, 2024			December 31, 2023
	Notional Amount	Carrying Value	Fair Value	Notional Amount	Carrying Value	Fair Value
Derivative contracts:
Credit contracts	$200,000	$3,796	$4,500	$100,000	$981	$5,774
Equity contracts	3,231,354	464,666	464,666	3,055,518	385,831	385,832
Foreign exchange contracts	57,145	4,241	4,212	84,379	367	1,738
Interest rate contracts	2,117,000	1,370	(33,629)	63,000	5,117	5,117
Total derivative contracts	$5,605,499	$474,073	$439,749	$3,302,897	$392,296	$398,461
37

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

The Company does not have any derivative contracts with financing premiums.
4.    Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $1,097,867 and $868,501 and an aggregate fair value of $1,015,694 and $767,179 at December 31, 2024 and 2023, respectively. Those holdings amounted to 4.9% and 3.7% of the Company’s investments in bonds and 3.4% and 2.6% of total admitted assets at December 31, 2024 and 2023, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $219,311 and $44,229 with an aggregate fair value of $216,866 and $38,411 at December 31, 2024 and 2023, respectively. The carrying value of these holdings amounted to 1.0% and 0.2% of the Company’s investment in bonds and 0.6% and 0.1% of the Company’s total admitted assets at December 31, 2024 and 2023, respectively.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.
38

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2024		2023
	Carrying Value	%	Carrying Value	%
Commercial Mortgage Loans:
Loan-to-Value:
0% - 50%	$1,042,190	22.6%	$2,083,418	55.9%
50% - 60%	1,145,912	24.9	222,816	6.0
60% - 70%	468,228	10.2	234,369	6.3
70% - 80%	45,287	1.0	29,591	0.8
80% - 90%	23,658	0.5	112,605	3.0
Total Commercial Mortgage Loans	2,725,275	59.2	2,682,799	72.0
Residential Mortgage Loans:
Performing	1,837,283	39.8	1,042,582	28.0
Non-performing	43,969	1.0	—	—
Total Residential Mortgage Loans	1,881,252	40.8	1,042,582	28.0

Total	$4,606,527	100.0%	$3,725,381	100.0%

Debt Service Coverage Ratio
Commercial Mortgage Loans:
Greater than 1.5x	$1,903,482	69.8%	$1,937,663	72.2%
1.25x to 1.5x	301,210	11.1	214,995	8.0
1.0x to 1.25x	248,801	9.1	199,815	7.5
Less than 1.0x	271,782	10.0	330,326	12.3
Total	$2,725,275	100.0%	$2,682,799	100.0%
If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.
39

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2024		As of December 31, 2023
Property Type	Carrying Value	%	Carrying Value	%

Apartments	$2,871,786	62.4%	$2,042,357	54.9%
Hotel/Motel	42,787	0.9	44,643	1.2
Industrial	774,924	16.8	667,214	17.9
Mixed Use	29,820	0.6	8,601	0.2
Office	233,172	5.1	284,346	7.6
Other	234,748	5.1	139,907	3.8
Retail	419,290	9.1	538,313	14.4
Total	$4,606,527	100.0%	$3,725,381	100.0%
The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2024		As of December 31, 2023
Region	Carrying Value	%	Carrying Value	%

Pacific	$729,995	15.7%	$742,507	19.9%
South Atlantic	1,138,425	24.7	916,738	24.6
West South Central	435,365	9.5	363,161	9.7
East North Central	527,973	11.5	342,875	9.2
Middle Atlantic	731,667	15.9	561,783	15.1
Mountain	522,848	11.4	402,181	10.8
West North Central	153,032	3.3	136,346	3.7
New England	106,664	2.3	74,483	2.0
East South Central	260,558	5.7	185,307	5.0
Total	$4,606,527	100.0%	$3,725,381	100.0%
The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2024	2023
2024	$1,018,984	$—
2023	1,408,348	1,373,067
2022	577,190	488,830
2021	184,981	193,029
2020	45,135	48,867
2019	108,206	111,540
2018 and prior	1,263,681	1,510,049
Total	$4,606,527	$3,725,381
40

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

5.    Reserves
At December 31, 2024 and 2023, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account Non-Guaranteed	Total	% of Total
December 31, 2024
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$137,699	$—	$137,699	9.9%
At book value less current surrender charge of 5% or more	805	—	805	0.1
At fair value	—	11,328	11,328	0.8
Total with market value adjustment or at fair value	138,504	11,328	149,832	10.8
At book value without adjustment (minimal or no charge or adjustment)	627,231	—	627,231	45.2
Not subject to discretionary withdrawal	611,195	—	611,195	44.0
Total gross individual annuities reserves	1,376,930	11,328	1,388,258	100.0%
Less reinsurance ceded	1,316	—	1,316
Total net individual annuities reserves	$1,375,614	$11,328	$1,386,942
Amount at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date	$64	$—	$64

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$4,166	$—	$4,166	0.4%
Total with market value adjustment or at fair value	4,166	—	4,166	0.4
At book value without adjustment (minimal or no charge or adjustment)	425	—	425	0.0
Not subject to discretionary withdrawal	1,160,185	—	1,160,185	99.6
Total gross group annuities reserves	1,164,776	—	1,164,776	100.0%
Less reinsurance ceded	—	—	—
Total net gross annuities reserves	$1,164,776	$—	$1,164,776
Amount at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—

Deposit Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
At book value without adjustment (minimal or no charge or adjustment)	$493,727	$—	$493,727	16.8%
Not subject to discretionary withdrawal	2,443,500	—	2,443,500	83.2
Total gross deposit type contracts reserves	2,937,227	—	2,937,227	100.0%
Less reinsurance ceded	725	—	725
Total net deposit type contracts reserves	$2,936,502	$—	$2,936,502
Amount at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—
41

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

	General Account	Separate Account Non-Guaranteed	Total	Percent of Total
December 31, 2023
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$161,556	$—	$161,556	10.2%
At book value less current surrender charge of 5% or more	1,894	—	1,894	0.1
At fair value	—	9,170	9,170	0.6
Total with market value adjustment or at fair value	163,450	9,170	172,620	10.9
At book value without adjustment (minimal or no charge or adjustment)	764,041	—	764,041	48.1%
Not subject to discretionary withdrawal	651,006	—	651,006	41.0
Total gross individual annuities reserves	1,578,497	9,170	1,587,667	100.0%
Less reinsurance ceded	1,504	—	1,504
Total net individual annuities reserves	$1,576,993	$9,170	$1,586,163
Amount at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date	$152	$—	$152

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$4,477	$—	$4,477	0.4%
Total with market value adjustment or at fair value	4,477	—	4,477	0.4
At book value without adjustment (minimal or no charge or adjustment)	1,213	—	1,213	0.1
Not subject to discretionary withdrawal	1,244,396	—	1,244,396	99.5
Total gross group annuities reserves	1,250,086	—	1,250,086	100.0%
Less reinsurance ceded	—	—	—
Total net gross annuities reserves	$1,250,086	$—	$1,250,086
Amount at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—

Deposit Type-Contracts (no life contingencies):
Subject to discretionary withdrawal:
At book value without adjustment (minimal or no charge or adjustment)	$511,070	$—	$511,070	20.0%
Not subject to discretionary withdrawal	2,034,874	—	2,034,874	80.0
Total gross deposit type contracts reserves	2,545,944	—	2,545,944	100.0%
Less reinsurance ceded	773	—	773
Total net deposit fund liabilities reserves	$2,545,171	$—	$2,545,171
Amount at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—
The reconciliation of total annuity reserves and deposit-type contract fund liabilities at December 31, 2024 and 2023, is as follows:

	December 31
	2024	2023
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$2,397,353	$2,685,091
Exhibit 5, Supplemental Contracts with Life Contingencies Section, Total (net)	143,037	141,989
Exhibit 7, Deposit - Type Contracts, line 14, column 1	2,936,502	2,545,171
Total Life & Accident & Health Annual Statement	5,476,892	5,372,251

Separate Accounts Annual Statement:
Exhibit 3, Annuities Section, Total (net)	11,328	9,169
Total Separate Accounts Annual Statement	11,328	9,169

Combined Total	$5,488,220	$5,381,420
42

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

At December 31, 2024 and 2023, the Company’s life insurance reserves, including those held in separate accounts that are subject to discretionary withdrawal and not subject to discretionary withdrawal provisions are summarized as follows:

	Account Value	Cash Value	Reserve
December 31, 2024
General Account:
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$232,292	$835,516
Universal life	10,001,285	9,876,918	9,651,386
Universal life with secondary guarantees	2,198,458	2,097,675	7,251,144
Indexed universal life	2,947,748	2,744,246	2,978,771
Indexed universal life with secondary guarantees	201,045	169,710	403,574
Other permanent cash value life Insurance	2,178,016	3,813,996	3,531,898
Variable life	4,495	4,495	4,484
Variable universal life	1,223,058	1,218,422	1,153,989
Miscellaneous reserves	—	—	112
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	7,082,151
Accidental death benefits	XXX	XXX	11,672
Disability - active lives	XXX	XXX	52,761
Disability - disabled lives	XXX	XXX	97,305
Miscellaneous reserves	XXX	XXX	2,424,193
Total gross life insurance reserves	18,754,105	20,157,754	35,478,956
Less reinsurance ceded	5,532,118	6,471,400	20,517,656
Total net life insurance reserves	$13,221,987	$13,686,354	$14,961,300

Separate Account with Nonguaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Universal life	$1,668,096	$1,640,314	$1,669,991
Total gross life insurance reserves	1,668,096	1,640,314	1,669,991
Less reinsurance ceded	—	—	—
Total net separate account with nonguaranteed life insurance reserves	$1,668,096	$1,640,314	$1,669,991
43

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

	Account Value	Cash Value	Reserve
December 31, 2023
General Account:
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$232,067	$788,328
Universal life	10,259,164	10,123,785	9,880,871
Universal life with secondary guarantees	2,333,050	2,207,822	7,228,718
Indexed universal life	2,699,351	2,485,763	2,619,560
Indexed universal life with secondary guarantees	182,466	145,810	369,993
Other permanent cash value life Insurance	2,231,998	3,972,392	3,616,859
Variable life	4,882	4,882	4,864
Variable universal life	1,191,819	1,183,528	1,127,074
Miscellaneous reserves	—	—	34
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	7,413,015
Accidental death benefits	XXX	XXX	12,124
Disability - active lives	XXX	XXX	54,854
Disability - disabled lives	XXX	XXX	104,932
Miscellaneous reserves	XXX	XXX	2,660,538
Total gross life insurance reserves	18,902,730	20,356,049	35,881,764
Less reinsurance ceded	5,576,947	6,459,151	20,824,215
Total net life insurance reserves	$13,325,783	$13,896,898	$15,057,549

Separate Account with Nonguaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$1,514,138	$1,482,766	$1,514,114
Total gross life insurance reserves	1,514,138	1,482,766	1,514,114
Less reinsurance ceded	—	—	—
Total net separate account with nonguaranteed life insurance reserves	$1,514,138	$1,482,766	$1,514,114
The reconciliation of total life insurance reserves at December 31, 2024 and 2023, is as follows:

	December 31
	2024	2023
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$13,547,180	$13,508,596
Exhibit 5, Accidental Death Benefits Section, Total (net)	9,427	9,711
Exhibit 5, Disability – Active Lives Section, Total (net)	10,729	11,756
Exhibit 5, Disability – Disabled Lives Section, Total (net)	67,894	70,388
Exhibit 5, Miscellaneous Reserves Section, Total (net)	1,326,070	1,457,098
Total Life & Accident & Health Annual Statement	14,961,300	15,057,549

Separate Accounts Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	1,669,991	1,514,114
Total Separate Accounts Annual Statement	1,669,991	1,514,114

Combined Total	$16,631,291	$16,571,663
44

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2024 and 2023 are as follows:

	2024		2023
	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$16,190	$300	$11,315	$6,543
Ordinary renewal	42,120	(6,138)	5,027	(39,846)
Group life	833	(53)	(19)	(25)
Group annuity	(54)	(54)	(63)	(63)
Total	$59,089	$(5,945)	$16,260	$(33,391)
6.    Employee Benefit Plans
Defined Benefit Plan: Prior to the Individual Life Transaction, the Company sponsored a non-contributory supplemental retirement non-qualified plan covering U.S. employees. The obligation was released as part of the Individual Life Transaction and the Company did not have any further obligations to the plan.
Defined Contribution Plans: Subsequent to the Individual Life Transaction, Resolution Life Services (US), Inc. sponsors the Resolution Life US 401(k) Plan (the “Plan”). Substantially all employees of Resolution Life Services (US) Inc. and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, other than Company agents. The Plan is a tax qualified defined contribution plan. Plan benefits are not guaranteed by the Pension Benefit Guaranty Corporation (“PBGC”). The Plan allows eligible participants to defer into the Plan a specified percentage of eligible compensation on a pretax basis. Resolution Life Services (US) Inc. matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are automatically vested, regardless of service history. All contributions made to the Plan are subject to certain limits imposed by applicable law. Expenses allocated to the Company were $4,656, $3,685, and $3,214 for 2024, 2023, and 2022, respectively.
Consolidated/Holding Company Plans: Subsequent to the Individual Life Transaction Resolution Life Services (US) Inc., an affiliate, offers long term incentives to its eligible employees and certain other individuals who meet the eligibility criteria. Expenses allocated to the Company were $4,765, $5,021, and $2,666 for 2024, 2023, and 2022, respectively.
7.    Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.
45

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

The general nature and characteristics of separate accounts business is as follows:

	December 31, 2024	December 31, 2023
Non-Guaranteed Separate Accounts
Premium, consideration or deposits for the year	$37,793	$37,048

Reserves for separate accounts with assets at:
Fair value	$1,681,319	$1,523,284
Total reserves	$1,681,319	$1,523,284

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
At book value without market value adjustment and with current surrender charge of 5% or more	—	9,170
At fair value	$1,681,319	$1,514,114
Total reserves	$1,681,319	$1,523,284
The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2024 and 2023, the Company reported assets and liabilities from Individual Annuity and Individual Life product lines in separate accounts.
Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type:

	December 31, 2024		December 31, 2023
Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets	Legally Insulated Assets	Not Legally Insulated Assets
Individual life	$1,668,096	$—	$1,514,137	$—
Individual annuity	11,328	—	9,174	—
Total	$1,679,424	$—	$1,523,311	$—
Separate account assets for products registered with the SEC totaled $1,644,738 and $1,490,662 as of December 31, 2024 and 2023, respectively. Separate account assets for products not registered with the SEC totaled $34,686 and $32,649; all of which were Private Placement Variable Universal Life Products, as of December 31, 2024 and 2023, respectively.
46

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amount in risk charges:

Year ended	Risk Charges
2024	$22
2023	21
2022	22
2021	21
2020	21
The Company’s general account did not pay any separate account guarantees for the years ended December 31, 2024, 2023 and 2022.
The Company does not engage in securities lending transactions within its separate accounts.
A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2024	2023	2022
Transfers as reported in the summary of operations
of the separate accounts statement:
Transfers to separate accounts	$37,793	$37,048	$39,294
Transfers from separate accounts	80,750	88,769	85,055
Transfers as reported in the summary of operations	$(42,957)	$(51,721)	$(45,761)
8.    Federal Income Taxes
The Company has entered into a tax allocation agreement with members of an affiliated group. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal, state, local or foreign tax returns. The tax allocation agreement provides that each subsidiary will make a payment to Resolution Life Colorado Inc. equal to its tax liability computed on a separate company basis and such payment will be reduced by any losses, loss carryforwards or other tax attributes that reduced the group's liability and which are allocable to the subsidiary.
47

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Resolution Life Colorado Inc.
Security Life of Denver Insurance Company
Roaring River II, Inc.
Midwestern United Life Insurance Company
Security Life of Denver International Limited
Under the intercompany tax allocation agreement, the Company had a receivable of $17,077 at December 31, 2024 and $29,366 at December 31, 2023 respectively, from Resolution Life Colorado Inc., an affiliate, for federal income taxes.
Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2024	2023	2022
Federal tax (benefit) expense on operations	$4,219	$3,997	$(5,622)
Federal tax (benefit) expense on capital gains and losses	(4,219)	(12,281)	(9,699)
Total current tax (benefit) expense incurred	$—	$(8,284)	$(15,321)
The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset ("DTA") at December 31, 2024 and 2023 are as follows:

	12/31/24			12/31/23			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$606,634	$236,970	$843,604	$667,454	$157,850	$825,304	$(60,820)	$79,120	$18,300
Statutory valuation allowance adjustments	—	212,492	212,492	—	133,668	133,668	—	78,824	78,824
Adjusted gross DTAs	606,634	24,478	631,112	667,454	24,182	691,636	(60,820)	296	(60,524)
Nonadmitted DTAs	289,096	—	289,096	315,952	—	315,952	(26,856)	—	(26,856)
Subtotal net admitted DTAs	317,538	24,478	342,016	351,502	24,182	375,684	(33,964)	296	(33,668)
Deferred tax liabilities*	148,814	24,478	173,292	158,839	24,182	183,021	(10,025)	296	(9,729)
Net admitted DTA (DTL)	$168,724	$—	$168,724	$192,663	$—	$192,663	$(23,939)	$—	$(23,939)

*A portion of the capital DTL has been used to offset ordinary DTAs.
48

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2024 and 2023 are as follows:

		12/31/2024			12/31/2023			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	168,724	—	168,724	192,664	—	192,664	(23,940)	—	(23,940)
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	220,644	—	220,644	221,832	—	221,832	(1,188)	—	(1,188)
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	168,724	XXX	XXX	192,664	XXX	XXX	(23,940)
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	148,814	24,478	173,292	158,839	24,182	183,021	(10,025)	296	(9,729)
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$317,538	$24,478	$342,016	$351,503	$24,182	$375,685	$(33,965)	$296	$(33,669)
The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2024	2023
Ratio percentage used to determine recovery period and threshold limitation amount	754.8%	888.1%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$1,532,073	$1,632,480
Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/2024		12/31/2023		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$606,634	$24,478	$667,454	$24,182	$(60,820)	$296
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Admitted Adjusted Gross DTAs	$317,538	$24,478	$351,503	$24,182	$(33,965)	$296
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
The Company’s tax planning strategies do not include the use of reinsurance.
49

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	12/31/2024	12/31/2023	Change
Deferred tax assets:
Ordinary:
Unearned premium reserve	$1	$1	$—
Policyholder reserves	163,911	181,784	(17,873)
Investments	99,805	129,397	(29,592)
Deferred acquisition costs	230,362	254,272	(23,910)
Policyholder dividends accrual	3,873	4,634	(761)
Compensation and benefits accrual	—	3	(3)
Receivables - nonadmitted*	2,756	878	1,878
Net Operating loss carry-forward	105,193	95,534	9,659
Tax credit carry-forward	482	482	—
Other	251	469	(218)
Gross ordinary deferred tax assets	606,634	667,454	(60,820)
Nonadmitted	289,096	315,952	(26,856)
Admitted ordinary deferred tax assets	317,538	351,502	(33,964)
Capital:
Investments	24,478	24,182	296
Net capital loss carry-forward	212,492	133,668	78,824
Subtotal	236,970	157,850	79,120
Statutory valuation allowance adjustment	212,492	133,668	78,824
Admitted capital deferred tax assets	24,478	24,182	296
Admitted deferred tax assets	$342,016	$375,684	$(33,668)

Deferred tax liabilities:
Ordinary:
Investments	$96,250	$112,423	$(16,173)
Deferred and uncollected premiums	5,165	5,327	(162)
Policyholder reserves	6,154	9,885	(3,731)
Total ordinary deferred tax liabilities	107,569	127,635	(20,066)
Capital:
Investments	65,723	55,386	10,337
Total capital deferred tax liabilities	65,723	55,386	10,337
Total deferred tax liabilities	$173,292	$183,021	$(9,729)

Net admitted deferred tax assets (liabilities)	$168,724	$192,663	$(23,939)

* Includes other nonadmitted assets
Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2024 and December 31, 2023, the Company had valuation allowances of $212,492 and $133,668 respectively.
50

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

	Year Ended December 31
	2024		2023		2022
	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Ordinary (loss) income	$46,444		$(484,235)		$330,721
Capital (losses) gains	(16,705)		(164,731)		(143,673)
Total pretax (loss) income	29,739		(648,966)		187,048

Expected tax (benefit) expense at 21% statutory rate	6,245	21.0%	(136,283)	21.0%	39,280	21.0%
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(780)	(2.6)%	(967)	0.1%	(1,733)	(0.9)%
Interest maintenance reserve	(84,344)	(283.5)%	(107,786)	16.7%	(88,176)	(47.0)%
Reinsurance	(5,421)	(18.2)%	(4,066)	0.6%	(6,777)	(3.6)%
NOL adjustment	(6,343)	(21.3)%	(13,400)	2.1%	—	—%
Capital loss adjustment	45,303	152.3%	99,910	(15.4)%	(2,951)	(1.6)%
Change in valuation allowance	78,824	265.1%	33,758	(5.2)%	99,910	53.4%
Other	(1,249)	(4.4)%	4,832	(0.8)%	1,574	0.7%
Total income tax reported	$32,235	108.4%	$(124,002)	19.1%	$41,127	22.0%

Current income taxes incurred	$—	—%	$(8,284)	1.3%	$(15,321)	(8.2)%
Change in deferred income tax*	32,235	108.4%	(115,718)	17.8%	56,448	30.2%
Total income tax reported	$32,235	108.4%	$(124,002)	19.1%	$41,127	22.0%
* Excluding tax on unrealized gains (losses) and other surplus items.
As of December 31, 2024, the Company's loss carry-forwards originated and expires as follows:

	Year of Origination	Year of Expiration	Amount
Net capital loss carry-forward	2023	2028	$420,787
Net capital loss carry-forward	2024	2029	591,081
Total Net capital loss carry-forward*			$1,011,868

Net operating loss	2022	NONE	$138,715
Net operating loss	2023	NONE	346,415
Net operating loss	2024	NONE	15,792
Total Net operating loss carry-forward*			$500,922
*Tax allocation agreement allows for members of the consolidated group to share losses generated on a separate company basis.
There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2024 and 2023.
There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2024 and 2023.
51

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

The Company has no unrecognized tax benefits as of December 31, 2024 and 2023.
The Company has no unrecognized tax benefits for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.
The Company had no unrecognized tax benefits as of December 31, 2024 and 2023, that would affect the Company’s effective tax rate if recognized.
The Company does not have any transferable state tax credit assets at December 31, 2024.

The Company does not have any non-transferable or nonadmitted state tax credit assets at December 31, 2024.
The Company did not recognize an impairment loss on state transferable and non-transferable tax credits for the year ended December 31, 2024 and 2023, respectively.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Federal income taxes and Federal income tax expense on the statements of admitted assets, liabilities and capital and surplus and statement of operations, respectively. The Company had no accrued interest or penalties as of December 31, 2024, 2023 and 2022.
The Inflation Reduction Act (“Act”) was enacted on August 16, 2022, and included a new corporate alternative minimum tax (“CAMT”). The Act and the CAMT went into effect for tax years beginning after 2022. The Company has determined that it is not subject to CAMT in 2024.
9.    Investment in Subsidiaries
The Company has two wholly owned insurance subsidiaries, Midwestern United Life Insurance Company ("Midwestern"), and RRII. The Company also has one wholly owned non-insurance subsidiary, SLD America Equities, Inc. ("SLD AE").
The carrying values of the Company’s subsidiaries are summarized as follows:

	December 31
	2024	2023
Common stock:
Midwestern	$173,732	$164,746
SLD AE	1,941	1,944
RRII	—	—
Total investment in subsidiaries	$175,673	$166,690
At December 31, 2024 and 2023, the Company had no amounts nonadmitted related to its investment in SCA entities.
52

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

Information regarding the non-insurance subsidiary, SLD AE, NAIC filings are as follows:

	Type of NAIC Filing	Date of Filing to the NAIC	NAIC Valuation Amount	Response Received	Resubmission Required
2024	S2	5/21/2024	$1,944	Y	N
2023	S2	7/26/2023	$1,940	Y	N
RRII receives a prescribed practice from the Arizona Department of Insurance to reflect a credit linked note as an admitted asset in its statutory-basis financial statements, which is used to finance excess reserves related to level premium term life reinsurance ("XXX") and universal life with secondary guarantees ("AXXX") business assumed by RRII. If the permitted practice were not granted, RRII's statutory surplus would be in a deficit position; as such, the Company has reduced its investment in RRII to zero as of December 31, 2024 and 2023.

10.    Reinsurance
The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

As part of the Individual Life Transaction, the Company entered into an agreement to assume on a coinsurance basis with assets transferred to a comfort trust for general account liabilities and on a modified coinsurance basis for separate account liabilities with the following former related entities: ReliaStar Life Insurance Company (“RLI”), ReliaStar Life Insurance Company of New York (“RNY”), and Voya Retirement Insurance and Annuity Company (“VRIAC”). The coinsurance/modified coinsurance agreements with RLI, RNY and VRIAC cover all remaining life business not already reinsured with other reinsurers (including life business assumed from other insurers) from RLI and RNY, the majority of fixed and variable annuity products not already reinsured with other reinsurers from RLI and RNY, and certain fixed and variable annuity and pension risk transfer products from VRIAC. The liabilities covered under the agreement are reinsured on a 100% quota share basis from RLI and VRIAC and a 75% quota share basis from RNY. In preparation for transactions required by the MTA, the Company recaptured several reinsurance agreements with the following parties: RLI, RR4, SLDI, Hannover Re, New Reinsurance Company Ltd., FNL Insurance Company, Ltd. (“FNL”), and The Canada Life Assurance Company.

Additionally, the Company entered into reinsurance agreements on a coinsurance with funds withheld basis with SLDI, RRII, FNL, and Partner Reinsurance Europe SE – Zurich Branch (“Partner Re”) in order to facilitate the financing of excess reserve requirements associated with Regulation XXX/AG38 and Regulation AXXX which require insurers to hold
53

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

significantly higher levels of reserves on certain term products and return of premium endowment term insurance products and certain riders and on universal life insurance products with secondary guarantees. Such reinsurance enables the Company to use both traditional and alternative sources of collateral to fund the excess reserve requirements and is generally able to secure longer term financing on a more capital efficient basis.

Effective October 1, 2021, the Company entered into an agreement under which the Company assumes from Lincoln National Life Insurance Company (“Lincoln”) on a 100% coinsurance (modco for separate accounts) basis its interest and liabilities with respect to certain universal life and variable universal life products. The Company also entered into an agreement under which the Company cedes to New Reinsurance Company, Ltd. on a coinsurance with funds withheld basis combined with a yearly renewable term basis certain universal life and variable universal life products that were assumed from Lincoln.

Effective August 1, 2023, the Company entered into an agreement under which the Company assumes from Farmers New World Life Insurance Company (“FNWL”) on a 100% coinsurance (modco for separate accounts) basis its interest and liabilities with respect to certain life and annuity products. The Company also entered into an agreement under which the Company cedes to Swiss Re Life & Health America Inc. on a 100% coinsurance basis with respect to term life products that was assumed from FNWL. The Company also entered into an agreement under which the Company cedes to Partner Re on a coinsurance with funds withheld basis combined with a yearly renewable term basis certain universal life, whole life and variable universal life products that were assumed from FNWL.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2024	2023	2022
Statements of operations
Premiums	$2,031,915	$6,393,914	$1,155,062
Benefits and other expenses	1,770,554	5,948,895	1,365,901
Statements of admitted assets, liabilities, and capital and surplus
Deferred and uncollected premiums	783,679	880,730	496,621
Policy and contract liabilities	21,129,920	21,610,545	17,207,151
The Company does not have any reinsurance agreement in effect under which the reinsurer may unilaterally cancel the agreement.
Assumed premiums amounted to $1,894,993, $7,413,769 and $962,488 for 2024, 2023 and 2022, respectively.
54

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

The Company estimates that an aggregate reduction in surplus of $5,041,359 would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2024. The amount estimated as of December 31, 2023 and 2022 was $4,947,089 and $2,584,625, respectively.
11.    Capital and Surplus
The Company's capital is common stock, with 149 shares authorized and 144 shares issued and outstanding with a par value of $20,000 per share as of December 31, 2024.
The date of restatement of gross paid-in and contributed surplus and unassigned funds (surplus) under quasi-reorganizations in the prior 10 years is January 4, 2021.
Under Colorado insurance regulations, the Company is required to maintain a minimum total capital and surplus of $1,500. Additionally, as a condition of approving the Individual Life Transaction, the Colorado Division of Insurance has required that any dividend or distribution made prior to January 4, 2025 must be approved by the Division as though it were an extraordinary dividend or distribution. An extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the lesser of (1) 10% of the insurer’s policyholder surplus as of the preceding December 31 or (2) the insurer's net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with statutory accounting principles.
On April 23, 2024, the Company paid an extraordinary cash distribution of $200,000 to its parent company, RLCO.
On August 01, 2023, the Company received a cash capital contribution of $665,000 from its parent company, RLCO, to facilitate a reinsurance transaction.
The portion of unassigned surplus represented (reduced) by each item below is as follows:

	December 31
	2024	2023
Nonadmitted assets:
Net deferred tax asset	$(289,096)	$(315,951)
Other	(13,125)	(4,180)
Total nonadmitted assets	$(302,221)	$(320,131)

Cumulative unrealized gains and losses	$384,643	$418,564
Provision for reinsurance	$—	$(120)
Asset valuation reserve	$(395,990)	$(335,111)
55

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

On January 4, 2021, the 2017 and 2018 notes were restructured into one surplus note with a fixed interest rate of 5.0% and a maturity date of January 4, 2031. On September 7, 2021, the Colorado Insurance Commissioner approved a Second Amended and Restated Surplus Note Agreement which extends the Scheduled Maturity Date to January 1, 2036 and restricts the prepayment of principal until January 4, 2026. The Second Amended and Restated Surplus Note Agreement was effective as of January 4, 2021. Any payment of principal and/or interest is subject to the prior approval of the Colorado Insurance Commissioner.
The Company's surplus notes as of December 31, 2024 are as follows:

Date Issued	Interest Rate	Original Issue Amount of Note	Is Surplus Note Holder a Related Party (Y/N)	Carrying Value of Note Prior Year	Carrying Value of Note Current Year*	Unapproved Interest And/Or Principal
1/4/2021	5%	$123,000	N	$123,000	$123,000	$—
XXX	XXX	$123,000	XXX	$123,000	$123,000	$—

Current year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Current Year Interest Offset Percentage (not including amounts paid to a 3rd party liquidity provider).	Current Year Principal Paid	Life-To-Date Principal Paid	Date of Maturity
$6,150	$24,943	0.0%	$0	$0	1/1/2036
$6,150	$24,943	XXX	$—	$—	XXX

Are Surplus Note payments contractually linked? (Y/N)	Surplus Note payments subject to administrative offsetting provisions? (Y/N)	Were Surplus Notes proceeds used to purchase an asset directly from the holder of the surplus note? (Y/N)	Is Asset Issuer a Related Party (Y/N)	Type of Assets Received Upon Issuance
Y	N	N	N

Principal Amount of Assets Received Upon Issuance	Book/Adjusted Carry Value of Assets	Is Liquidity Source a Related Party to the Surplus Note Issuer? (Y/N)
$—	$—	N
$—	$—	XXX
Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.
56

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

12.    Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties other than in a forced or liquidation sale. Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds, when carried at the lower of cost or market.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company’s financial assets and liabilities are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The levels of the fair value hierarchy are as follows:
▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)Quoted prices for similar assets or liabilities in active markets;
b)Quoted prices for identical or similar assets or liabilities in non-active markets;
c)Inputs other than quoted market prices that are observable; and
d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments described below. The Company’s composition of
57

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

asset mix can change from period to period and all assets described below may not be held at December 31, 2024.

Bonds and other invested assets: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated through price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.
Fair values for actively traded marketable bonds are determined based upon quoted market prices and are classified as Level 1 assets. Corporate bonds, ABS, U.S. agency bonds, and foreign securities use observable pricing method such as matrix pricing, market corroborated pricing or inputs such as yield curves and indices. These investments are classified as Level 2.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity. The Company's statutory fair values represent the amount that would be received to sell securities at the measurement date, i.e., “exit price” concept. These assets are classified as Level 3.

Preferred and Common Stock: Fair values of publicly traded stocks are based upon quoted market price and are classified as Level 1 assets. Certain preferred and common stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other stocks, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.
Mortgage loans: The fair values for mortgage loans are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans are classified as Level 3.
Contract loans: The fair value of contract loans approximates the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.
Cash equivalents and short-term investments: The fair values for cash equivalents and short-term investments are generally determined based on quoted market prices. These assets are classified as Level 1 and Level 2.
58

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

Derivatives: Certain derivatives are carried at fair value which is determined using observable key financial data such as yield curves, exchange rates, S&P 500 Index prices, SOFR, and OIS. Derivatives fair values are generally obtained from third party sources. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better.
Separate account assets: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1 and Level 2.
Supplementary contracts and immediate annuities: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.
Deposit type contracts: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3. For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

59

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2024:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$19,219,099	$22,566,919	$164,777	$14,288,284	$4,766,038
Preferred stock	4,658	5,026	—	1,580	3,078
Common stock (unaffiliated)	112,272	112,271	—	102,681	9,591
Mortgage loans	4,457,188	4,606,527	—	—	4,457,188
Contract loans	1,871,474	1,871,474	—	1,871,474	—
Other invested assets	112,496	130,568	—	75,524	36,972
Cash equivalents and short-term investments	342,016	341,997	274,545	—	67,471
Derivatives:
Credit contracts	4,500	3,796	—	4,500	—
Equity contracts	522,666	522,665	554	114,824	407,288
Foreign exchange contracts	4,212	4,285	—	4,212	—
Interest rate contracts	2,403	2,353	—	2,403	—
Separate account assets	1,679,424	1,679,424	1,677,812	1,612	—
Total Assets	$28,332,408	$31,847,305	$2,117,688	$16,467,094	$9,747,626

Liabilities:
Supplementary contracts and immediate annuities	$211,520	$241,350	$—	$39,315	$172,205
Deposit type contracts	2,735,934	2,695,151	—	2,735,934	—
Derivatives:
Equity contracts	57,999	57,999	—	57,999	—
Foreign exchange contracts	—	44	—	—	—
Interest rate contracts	36,031	983	—	36,031	—
Total Liabilities	$3,041,484	$2,995,527	$—	$2,869,279	$172,205
The Company did not have any financial instruments for which it was not practicable to estimate the fair value or measured and reported at net asset value ("NAV") at December 31, 2024.
60

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2023:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$19,851,613	$23,501,612	$177,146	$16,480,886	$3,193,581
Preferred stock	4,766	5,160	—	1,714	3,052
Common stock	90,584	90,584	—	82,901	7,683
Mortgage loans	3,529,575	3,725,381	—	—	3,529,575
Contract loans	1,853,620	1,853,620	—	1,853,620	—
Other invested assets	130,583	150,896	—	89,681	40,902
Cash equivalents and short-term investments	767,475	767,474	765,406	2,069	—
Derivatives:
Credit contracts	5,774	982	—	5,774	—
Equity contracts	464,551	464,550	—	137,941	326,609
Foreign exchange contracts	2,364	1,457	—	2,364	—
Interest rate contracts	5,567	5,567	—	5,567	—
Separate account assets	1,523,310	1,523,311	1,516,436	6,875	—
Total Assets	$28,229,782	$32,090,594	$2,458,988	$18,669,392	$7,101,402

Liabilities:
Supplementary contracts and immediate annuities	$220,170	$254,942	$—	$41,607	$178,563
Deposit type contracts	2,305,744	2,290,228	—	2,305,744	—
Derivatives:
Equity contracts	78,719	78,719	—	78,719	—
Foreign exchange contracts	626	1,090	—	626	—
Interest rate contracts	450	450	—	450	—
Total Liabilities	$2,605,709	$2,625,429	$—	$2,427,146	$178,563
The Company did not have any financial instruments for which it was not practicable to estimate the fair value or measured and reported at NAV at December 31, 2023.
61

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Bonds:
Industrial and misc.	$—	$911	$—	$911
Preferred stock	—	1,580	—	1,580
Common stock	—	102,681	9,591	112,272
Derivatives:
Equity contracts	554	114,824	407,288	522,666
Foreign exchange contracts	—	13	—	13
Interest rate contracts	—	2,403	—	2,403
Separate account assets	1,677,812	1,612	—	1,679,424
Total assets	$1,678,366	$224,024	$416,879	$2,319,269

Liabilities:
Supplementary contracts and immediate annuities	$—	$—	$—	$—
Deposit type contracts	—	—	—	—
Derivatives:
Equity contracts	—	57,999	—	57,999
Foreign exchange contracts	—	—	—	—
Interest rate contracts	—	1,033	—	1,033
Total liabilities	$—	$59,032	$—	$59,032
The table below shows assets and liabilities measured and reported at fair value as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets:
Bonds:
Residential mortgage-backed	$—	$335	$—	$335
Preferred stock	—	1,714	—	1,714
Common stock	—	82,901	7,683	90,584
Derivatives:
Equity contracts	—	137,941	326,609	464,550
Interest rate contracts	—	5,567	—	5,567
Separate account assets	1,516,437	6,875	—	1,523,312
Total assets	$1,516,437	$235,333	$334,292	$2,086,062

Liabilities:
Supplementary contracts and immediate annuities	$—	$41,607	$—	$41,607
Deposit type contracts	—	486,467	—	486,467
Derivatives:
Equity contracts	—	78,719	—	78,719
Foreign exchange contracts	—	437	—	437
Interest rate contracts	—	450	—	450
Total liabilities	$—	$607,680	$—	$607,680
62

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2024:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
Common stock	$7,683	$—	$—	$—	$1,489	$419	$—	$—	$—	$9,591
Derivatives:
Equity contracts	326,610	—	—	95,611	93,128	75,925	—	(183,986)	—	407,288
Total	$334,293	$—	$—	$95,611	$94,617	$76,344	$—	$(183,986)	$—	$416,879
The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2023:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
Preferred stock	$102	$—	$—	$—	$(102)	$—	$—	$—	$—	$—
Common stock	9,236	—	—	—	(1,553)		—	—	—	7,683
Derivatives:
Equity contracts	172,820	—	—	44,688	97,613	71,469	—	(59,980)	—	326,610
Total	$182,158	$—	$—	$44,688	$95,958	$71,469	$—	$(59,980)	$—	$334,293
The Company may reclassify assets reported at fair value between levels of the fair value hierarchy established as part of SSAP No. 100, Fair Value, if appropriate, based on changes in the quality of valuation inputs available during a reporting period. The policy governing when these transfers are recognized did not change during 2024 or 2023.
The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.
13.    Commitments and Contingencies
Guarantee Agreements: The Company guarantees certain contractual policy claims of its subsidiary, Midwestern. In the unlikely event that Midwestern was unable to fulfill its obligations to policyholders, the Company would be obligated to assume the guaranteed policy obligations. Any ultimate contingent losses in connection with such guarantees will not have a material adverse impact on the Company’s future operations or financial position. The Company recorded a liability of $0 related to this guarantee as of December 31, 2024 and 2023. The Company was not required to make any payments related to this guarantee during the years ended 2024 and 2023. The maximum potential of future payments is $0 as of 2024.

63

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

Operating Leases: The Company is party to certain cost-sharing arrangements and service agreements with other affiliated Resolution Life U.S. Holdings Inc. companies. Included in these cost-sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. Under a former cost-sharing and services agreements with Voya Financial, Inc. companies, the rent expense was allocated to the Company in accordance with systematic cost allocation arrangements. The Company incurred rent expense of $2,339, $3,943 and $2,283 for 2024, 2023 and 2022 under this cost-sharing methodology respectively.
Legal Proceedings - The Company is involved in threatened or pending lawsuits or arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation and arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals.

In addition, the life insurance industry, including the Company, has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a material adverse effect on the Company's operations or financial position. The Company has reached agreement in principle to settle the class action lawsuit titled Advance Trust & Life Escrow Services, LTA v. Security Life of Denver (USDC District of Colorado, No. 1:18-cv-01897) (filed July 26, 2018). The agreement in principle contemplates a cash payment by the Company of $30,000 to settle all claims brought on behalf of all members of the certified class. The Court approved the settlement on September 13, 2023, and the $30,000 settlement was funded on October 18, 2023. As part of the settlement, the Plaintiff Class reserved the right to appeal the court's summary judgment ruling in favor of SLD on all claims relating to the LDGUL product. The Plaintiff Class filed its Notice of Appeal on October 12, 2023 and briefing is now complete. The 10th Circuit Court of Appeals affirmed the summary judgment ruling in favor of SLD on the LDGUL claims and the matter is now concluded.

Regulatory Matters - As with many financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict, but could subject the Company to adverse
64

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company to cooperate fully in these matters.
Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgages of $1,072,941 and $1,675,083 at December 31, 2024 and 2023, respectively. The Company is also committed to provide additional capital contributions of $567,101 and $675,892 at December 31, 2024 and 2023, respectively, in partnerships.
Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, withdrawals, death benefits, surrenders and dividends to its parent.
The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows.
The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.
65

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

14.    Financing Agreements
The Company has entered into a reciprocal loan agreement with Resolution Life US to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires January 4, 2031, the Company and Resolution Life US can borrow up to 3% of the Company's admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. During 2024, rates ranged from 5.4% to 6.4%. Under this agreement, the Company incurred interest expense of $320, $57, and $1,322 and interest income of $5,323, $2,187 and $128 for the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, the Company had $0 and $0 outstanding receivable from and $0 and $0 outstanding payable to Resolution Life US under the reciprocal loan agreement, respectively.
As of December 31, 2024, the Company is the beneficiary of letters of credit totaling $931 The terms of the letters of credit provide for automatic renewal upon anniversary unless otherwise canceled or terminated by the ceding company or the letter of credit provider.
15.    Related Party Transactions
The Company has entered into various management and services contracts with affiliated companies. The costs associated with these agreements are allocated among those companies in accordance with systematic cost allocation methods. The Company's primary related party agreements are detailed below, expenses incurred under the agreements were all quantitatively immaterial for disclosure:
Service Agreements: The Company has entered into an inter-insurer services agreement with its U.S. insurance company affiliates and other affiliates (collectively, the "affiliates") whereby the affiliates provide certain administrative, management, professional, advisory, consulting, and other services to each other. For the years ended December 31, 2024 and 2023 expenses were immaterial.
Tax Sharing Agreements: See Note 8 for disclosure related to the federal tax sharing agreement.

The Company has also entered into a state tax sharing agreement with Resolution Life U.S. Holdings Inc. and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which Resolution Life U.S. Holdings Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.
66

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2024 and 2023
____________________________________________________________________________________________________________________________________________________________($’s in thousands, except par value and share amounts)

16. Accident and Health Contracts
Effective January 1, 2020, the accident and health business assumed by the Company was recaptured by RLI. Simultaneously with this recapture, effective January 1, 2020, the Company recaptured the retrocession of the block from Canada Life. The Company reports zero accident and health business on a net basis, and a de minimis amount on a gross basis.
17.    Subsequent Events
The Company has evaluated all events occurring after December 31, 2024 through April 11, 2025, the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the statutory basis financial statements.
There were no material events that occurred subsequent to December 31, 2024.
67

Supplementary Information

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2024
($'s in thousands)

Investment Income Earned:
U.S. government bonds	$81,812
Other bonds (unaffiliated)	867,332
Bonds of affiliates	95,653
Preferred stocks (unaffiliated)	208
Common stocks (unaffiliated)	9,294
Mortgage loans	240,567
Contract loans	94,185
Cash, cash equivalents, and short-term investments	42,042
Other invested assets	108,975
Derivative instruments	(6,417)
Aggregate write-ins for investment income	1,498
Gross investment income	$1,535,149

Mortgage Loans (Book Value):
Commercial mortgages	$2,561,666
Residential mortgages	1,881,252
Mezzanine	163,609
Total mortgage loans	$4,606,527

Mortgage Loans by Standing (Book Value):
Good standing	$4,538,127
Good standing with restructured terms	9,659
Interest overdue more than 90 days, not in foreclosure	58,741
Total mortgage loans by standing	$4,606,527

Other long-term assets (statement value)	$1,315,840

Contract loans	$1,871,474

Bonds and Stocks of Parents, Subsidiaries and Affiliates (Book Value):
Bonds	$2,037,644

Common stocks	$175,673
Total bonds and stocks of parents, subsidiaries and affiliates	$2,213,317

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2024
($'s in thousands)

Bonds and Short-term Investments by NAIC Designation and Maturity:
Bonds and Short-term Investments by Maturity (Statement Value):
Due within 1 year or less	$962,606
Over 1 year through 5 years	4,791,365
Over 5 years through 10 years	5,158,355
Over 10 years through 20 years	6,476,213
Over 20 years	5,245,850
Total by maturity	$22,634,389

Bonds and Short-term Investments by NAIC Designation (Statement Value):
NAIC 1	$13,310,719
NAIC 2	8,225,804
NAIC 3	732,850
NAIC 4	301,805
NAIC 5	61,705
NAIC 6	1,507
Total by NAIC Designation	$22,634,390

Total bonds and short-term investments publicly traded	$8,471,685

Total bonds and short-term investments privately placed	$14,162,705

Preferred stocks (statement value)	$5,026

Common stocks, including subsidiaries (market value)	$287,944

Short-term investments (book value)	$67,471

Cash equivalents	$274,526

Financial options owned (statement value)	$522,112

Financial options written and in force (statement value)	$(57,999)

Financial collar, swap and forward agreements open (statement value)	$9,407

Financial futures contracts open (current value)	$554

Cash on deposit	$(9,321)

Life Insurance in Force:
Ordinary	55,352,487
Group life	43,308
Total life insurance in force	$55,395,795

Amount of accidental death insurance in force under ordinary policies	$2,946,438

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2024
($'s in thousands)

Life Insurance Policies with Disability Provisions in Force:
Ordinary	$31,662,458
Group life	$200

Supplementary Contracts in Force:
Ordinary-not involving life contingencies:
Amount on deposit	$193,898
Amount of income payable	$6,203
Ordinary-involving life contingencies:
Amount on deposit	$—
Amount of income payable	$14,504
Group-not involving life contingencies:
Amount on deposit	$—
Amount of income payable	$—
Group-involving life contingencies:
Amount on deposit	$—
Amount of income payable	$—

Annuities:
Ordinary:
Immediate-amount of income payable	$55,707
Deferred-fully paid account balance	$322,980
Deferred-not fully paid account balance	$531,904
Group:
Amount of income payable	$565
Fully paid account balance	$558
Not fully paid account balance	$—

Accident and Health Insurance Premiums in Force:
Ordinary	$—
Group	$—

Deposit Funds and Dividend Accumulations:
Deposit funds-account balance	$2,582,580
Dividend accumulations-account balance	$65,986

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2024
($'s in thousands)

Claim payments for the years ended December 31:
Group accident and health:
2024	$—

2023	$—

2022	$—

2021	$—

2020	$—

Prior	$—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Life and Health Reinsurance Disclosures
December 31, 2024
($'s in thousands)
The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

Reinsurance Credit:

The Company has not identified any reinsurance contracts entered into, renewed, or amended on or after January 1, 1996 that would require disclosure in the supplemental schedule of life and health reinsurance disclosures as required under SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2024
($'s in thousands)

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
For the year Ended December 31, 2024
(To Be Filed by April 1)

Of The SECURITY LIFE OF DENVER INSURANCE COMPANY

ADDRESS (City, State and Zop Code) West Chester , PA 19380-1478....................................................................................................................................................................................
NAIC Group Code 4992 ............................ NAIC Company Code 68713 ....................… Federal Employer's Identification Number (FEIN) 84-0499703 ........................................

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.Reporting entity’s total admitted assets as reported on Page 2 of this annual statement............................................................................................................$ .....…...... 32,759,344

2.Ten largest exposures to a single issuer/borrower/investment.

	1 Issuer	2 Description of Exposure	3 Amount	4 Percentage of Total Admitted Assets
2.01	Blackstone	Bonds	$1,923,204	5.9%
2.02	Bank of New York Mellon	Cash	$274,545	0.8%
2.03	Barings	Bond, Equity	$224,522	0.7%
2.04	Bronco Funding 2024-1 LLC	Bond	$205,558	0.6%
2.05	Brookfield	Bond, Equity	$205,471	0.6%
2.06	Federal National Mortgage Association	Bond	$195,508	0.6%
2.07	Midwestern United Life Insurance Company	Common Stock	$173,732	0.5%
2.08	Victory Park Capital	Bond, Equity	$171,537	0.5%
2.09	Neuberger	Bond, Equity	$167,893	0.5%
2.10	Crescent	Bond, Equity	$148,357	0.5%

3.Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC designation.

	Bonds	1	2		Preferred Stocks	3	4
3.01	NAIC 1	$13,310,719	40.6%	3.07	NAIC 1	$3,446	0.0%
3.02	NAIC 2	$8,225,804	25.1%	3.08	NAIC 2	$1,580	0.0%
3.03	NAIC 3	$732,850	2.2%	3.09	NAIC 3	$—	0.0%
3.04	NAIC 4	$301,805	0.9%	3.10	NAIC 4	$—	0.0%
3.05	NAIC 5	$61,705	0.2%	3.11	NAIC 5	$—	0.0%
3.06	NAIC 6	$1,507	0.0%	3.12	NAIC 6	$—	0.0%

4.Assets held in foreign investments:
4.01    Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?          Yes [ ] No [ X]
If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.

4.02	Total admitted assets held in foreign investments	$3,887,035	11.9%
4.03	Foreign-currency-denominated investments	$88,571	0.3%
4.04	Insurance liabilities denominated in that same foreign currency	$—	0.0%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2024
($'s in thousands)
SUPPLEMENT FOR THE YEAR 2024 OF THE SECURITY LIFE OF DENVER INSURANCE COMPANY

5.Aggregate foreign investment exposure categorized by NAIC sovereign designation:

		1	2
5.01	Countries designated NAIC-1	$3,480,149	10.6%
5.02	Countries designated NAIC-2	$360,281	1.1%
5.03	Countries designated NAIC-3 or below	$46,605	0.1%

6.Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign designation:

			1	2
	Countries designated NAIC - 1:
6.01	Country 1:	Cayman Islands	$1,385,443	4.2%
6.02	Country 2:	Australia	$457,281	1.4%
	Countries designated NAIC - 2:
6.03	Country 1:	Mexico	$183,674	0.6%
6.04	Country 2:	Peru	$39,357	0.1%
	Countries designated NAIC - 3 or below:
6.05	Country 1:	Colombia	$25,114	0.1%
6.06	Country 2:	Liberia	$8,000	0.0%

			1	2
7.	Aggregate unhedged foreign currency exposure		$16,974	0.1%

8.Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign designation:

		1	2
8.01	Countries designated NAIC-1	$16,974	0.1%
8.02	Countries designated NAIC-2	$—	0.0%
8.03	Countries designated NAIC-3 or below	$—	0.0%

9.Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign designation:

			1	2
	Countries designated NAIC - 1:
9.01	Country 1:	LUXEMBOURG	$8,171	0.0%
9.02	Country 2:	UNITED KINGDOM	$6,116	0.0%
	Countries designated NAIC - 2:
9.03	Country 1:		$—	0.0%
9.04	Country 2:		$—	0.0%
	Countries designated NAIC - 3 or below:
9.05	Country 1:		$—	0.0%
9.06	Country 2:		$—	0.0%
10.Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	1 Issuer	2 NAIC Designation	3	4
10.01	BID III Note Issuer L.P.	1PL, 2PL, 3PL	$161,502	0.5%
10.02	NSW ELECTRICITY NETWORK 3.8 16OCT32	2, 2FE	$55,414	0.2%
10.03	Greensaif Pipelines Bidco Sarl	1FE	$54,867	0.2%
10.04	AP Grange Holdings LLC	1PL	$51,498	0.2%
10.05	HAFSLUND E-CO AS 3.14 15AUG31	1PL	$48,412	0.1%
10.06	Pfp 2023 10 Ltd.	1FE	$44,497	0.1%
10.07	TRAFIGURA FDG S A 4.89 28APR31	2PL	$42,000	0.1%
10.08	NSW PORTS FIN CO PTY L 4.16 11APR33	2FE, 2YE	$41,719	0.1%
10.09	ARTS ET TECHNIQUES DU P 3.5 27OCT27	2, 2YE	$40,430	0.1%
10.10	Galaxy 30 CLO, Ltd.	1FE, 2FE	$39,000	0.1%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2024
($'s in thousands)

SUPPLEMENT FOR THE YEAR 2024 OF THE SECURITY LIFE OF DENVER INSURANCE COMPANY

11.Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?                  Yes [ X] No [ ]
If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

		1	2
11.02	Total admitted assets held in Canadian investments	$—	0.0%
11.03	Canadian-currency-denominated investments	$—	0.0%
11.04	Canadian-denominated insurance liabilities	$—	0.0%
11.05	Unhedged Canadian currency exposure	$—	0.0%

12Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions:

12.01Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets?           Yes [ X] No [ ]
If response to 12.01 is yes, detail is not required for the remainder of interrogatory 12.

	1	2	3
12.02	Aggregate statement value of investments with contractual sales restrictions	$—	0.0%
	Largest three investments with contractual sales restrictions:
12.03		$—	0.0%
12.04		$—	0.0%
12.05		$—	0.0%

13Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets?           Yes [ ] No [ X]
If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

	1 Issuer	2	3
13.02	Blackstone Rated Senior Direct Lending Fund LP	$191,021	0.6%
13.03	Midwestern United Life Insurance Company	$173,732	0.5%
13.04	KKR	$118,958	0.4%
13.05	Federal Home Loan Bank of Topeka	$102,681	0.3%
13.06	Partners Group	$56,807	0.2%
13.07	PEG Co-Investment Fund L.P.	$45,760	0.1%
13.08	Pomona	$45,175	0.1%
13.09	Brookfield	$43,969	0.1%
13.10	Crescent	$33,766	0.1%
13.11	Victory Park Capital	$33,637	0.1%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2024
($'s in thousands)

SUPPLEMENT FOR THE YEAR 2024 OF THE SECURITY LIFE OF DENVER INSURANCE COMPANY

14Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

14.01Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?              Yes [ ] No [ X]
If response to 14.01 is yes, responses are not required for 14.02 through 14.05.

	1	2	3
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$1,144,532	3.5%
	Largest three investments with contractual sales restrictions:
14.03	Blackstone	$191,021	0.6%
14.04	KKR	$118,958	0.4%
14.05	Federal Home Loan Bank of Topeka	$102,681	0.3%

	1 Fund Manager	2 Total Invested	3 Diversified	4 Nondiversified
14.06	Blackstone	$191,021	$191,021	$—
14.07	KKR	$118,958	$118,958	$—
14.08	Partners Group	$56,807	$56,807	$—
14.09	PEG Co-Investment Fund L.P.	$45,760	$45,760	$—
14.10	Pomona	$45,175	$45,175	$—
14.11	Brookfield	$43,969	$43,969	$—
14.12	Crescent	$33,766	$33,766	$—
14.13	Victory Park Capital	$33,637	$33,637	$—
14.14	Barings	$28,028	$28,028	$—
14.15	INSIGHT VENTURE PARTNERS	$26,175	$26,175	$—

15Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

15.01Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets?                  Yes [ ] No [ X]
If response to 15.01 is yes, responses are not required for the remainder of Interrogatory 15.

	1	2	3
15.02	Aggregate statement value of investments held in general partnership interests	$1,185,272	3.6%
	Largest three investments in general partnership interests:
15.03	Blackstone Rated Senior Direct Lending Fund LP	$134,189	0.4%
15.04	PEG Co-Investment Fund L.P.	$45,760	0.1%
15.05	Crescent Direct Lending Fund III Note Feeder LP	$33,766	0.1%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2024
($'s in thousands)

SUPPLEMENT FOR THE YEAR 2024 OF THE SECURITY LIFE OF DENVER INSURANCE COMPANY

16Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

16.01Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets?                  Yes [ ] No [ X]

If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

	1 Type (Residential, Commercial, Agricultural)	2	3
16.02	Commercial Mortgage Loans	$75,000	0.2%
16.03	Commercial Mortgage Loans	$66,140	0.2%
16.04	Residential Mortgage Loans	$55,165	0.2%
16.05	Residential Mortgage Loans	$54,123	0.2%
16.06	Commercial Mortgage Loans	$51,900	0.2%
16.07	Commercial Mortgage Loans	$51,132	0.2%
16.08	Commercial Mortgage Loans	$49,000	0.1%
16.09	Commercial Mortgage Loans	$47,250	0.1%
16.10	Commercial Mortgage Loans	$45,000	0.1%
16.11	Commercial Mortgage Loans	$42,350	0.1%

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

		Loans
16.12	Construction loans	$53,986	0.2%
16.13	Mortgage loans over 90 days past due	$58,741	0.2%
16.14	Mortgage loans in the process of foreclosure	$—	0.0%
16.15	Mortgage loans foreclosed	$—	0.0%
16.16	Restructured mortgage loans	$—	0.0%

17Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

		Residential		Commercial		Agricultural
Loan to Value		1	2	3	4	5	6
17.01	above 95%	$—	0.0%	$20,746	0.1%	$—	0.0%
17.02	91 to 95%	$—	0.0%	$—	0.0%	$—	0.0%
17.03	81 to 90%	$323	0.0%	$2,912	0.0%	$—	0.0%
17.04	71 to 80%	$822,631	2.5%	$45,287	0.1%	$—	0.0%
17.05	below 70%	$1,058,298	3.2%	$2,656,330	8.1%	$—	0.0%

18Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

18.01Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets?                      Yes [ X] No [ ]
If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18. Largest five investments in any one parcel or group of contiguous parcels of real estate.

	Largest five investments in any one parcel or group of contiguous parcels of real estate.
	Description 1	2	3
18.02		$—	0.0%
18.03		$—	0.0%
18.04		$—	0.0%
18.05		$—	0.0%
18.06		$—	0.0%

19Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

19.01Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets?          Yes [ X] No [ ]

If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

	1	2	3
19.02	Aggregate statement value of investments held in mezzanine real estate loans:	$—	0.0%
	Largest three investments held in mezzanine real estate loans:
19.03		$—	0.0%
19.04		$—	0.0%
19.05		$—	0.0%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2024
($'s in thousands)

SUPPLEMENT FOR THE YEAR 2024 OF THE SECURITY LIFE OF DENVER INSURANCE COMPANY

20.Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

		At Year End		At End of Each Quarter
		1	2	1st Quarter 3	2nd Quarter 4	3rd Quarter 5
20.01	Securities lending agreements (do not include
	assets held as collateral for such transactions)	$—	0.0%	$—	$—	$—
20.02	Repurchase agreements	$—	0.0%	$—	$—	$—
20.03	Reverse repurchase agreements	$—	0.0%	$—	$—	$—
20.04	Dollar repurchase agreements	$—	0.0%	$—	$—	$—
20.05	Dollar reverse repurchase agreements	$—	0.0%	$—	$—	$—

21.Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
		1	2	3	4
21.01	Hedging	$—	0.0%	$—	0.0%
21.02	Income generation	$—	0.0%	$—	0.0%
21.03	Other	$—	0.0%	$—	0.0%

22.Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

		At Year End		At End of Each Quarter
		1	2	1st Quarter 3	2nd Quarter 4	3rd Quarter 5
22.01	Hedging	$25,387	0.1%	$2,159	$2,317	$25,782
22.02	Income generation	$—	0.0%	$—	$—	$—
22.03	Replications	$200,000	0.6%	$99,000	$199,000	$200,000
22.04	Other	$—	0.0%	$—	$—	$—

23.Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

		At Year End		At End of Each Quarter
		1	2	1st Quarter 3	2nd Quarter 4	3rd Quarter 5
23.01	Hedging	$—	0.0%	$—	$—	$—
23.01	Income generation	$—	0.0%	$—	$—	$—
23.01	Replications	$—	0.0%	$—	$—	$—
23.01	Other	$902	0.0%	$1,137	$1,010	$931

SECURITY LIFE OF DENVER INSURANCE COMPANY
Summary Investment Schedule
December 31, 2024
($'s in thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage of Total	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage of Total
Long-Term Bonds:
U.S. Governments	$2,293,316	7.2%	$2,293,316	$—	$2,293,316	7.2%
All Other Governments	190,436	0.6	190,436	—	190,436	0.6
U.S. States, Territories and Possessions, etc. Guaranteed	9,813	0.0	9,813	—	9,813	0.0
U.S. Political Subdivisions of States, Territories, and Possessions, Guaranteed	25,899	0.1	25,899	—	25,899	0.1
U.S. Special Revenue & Special Assessment Obligations, etc. Non-Guaranteed	557,271	1.8	557,271	—	557,271	1.8
Industrial and Miscellaneous	16,587,200	52.4	16,587,200	—	16,587,200	52.4
Hybrid Securities	341,859	1.1	341,859	—	341,859	1.1
Parent, Subsidiaries and Affiliates	2,037,644	6.4	2,037,644	—	2,037,644	6.4
Unaffiliated Bank Loans	523,482	1.7	523,482	—	523,482	1.7
Total Long-Term Bonds	$22,566,920	71.3%	$22,566,920	$—	$22,566,920	71.3%
Preferred Stocks:
Industrial and Miscellaneous (Unaffiliated)	$5,026	0.0%	$5,026	$—	$5,026	0.0%
Total Preferred Stocks	$5,026	0.0%	$5,026	$—	$5,026	0.0%
Common Stocks:
Industrial and Miscellaneous Other (Unaffiliated)	$112,271	0.4%	$112,271	—	$112,271	0.4%
Parent, Subsidiaries and Affiliates Other	175,673	0.6	175,673	—	175,673	0.6
Total Common Stocks	$287,944	1.0%	$287,944	$—	$287,944	1.0%
Mortgage Loans:
Residential Mortgages	$1,881,252	5.9%	$1,881,252	—	$1,881,252	5.9%
Commercial Mortgages	2,561,666	8.1	2,561,666	—	2,561,666	8.1
Mezzanine Real Estate Loans	163,609	0.5	163,609	—	163,609	0.5
Total Mortgage Loans	$4,606,527	14.5%	$4,606,527	$—	$4,606,527	14.5%
Cash, Cash Equivalents and Short-Term Investments:
Cash	$(9,321)	0.0%	$(9,321)	$—	$(9,321)	0.0%
Cash Equivalents	274,526	0.9	274,526	—	274,526	0.9
Short-Term Investments	67,471	0.2	67,471	—	67,471	0.2
Total Cash, Cash Equivalents and Short-Term Investments	$332,676	1.1%	$332,676	$—	$332,676	1.1%
Contract Loans	1,872,570	6.0	1,871,474	—	1,871,474	5.9
Derivatives	533,099	1.7	533,099	—	533,099	1.7
Other Invested Assets	1,315,840	4.2	1,315,840	—	1,315,840	4.2
Receivables for Securities	80,726	0.3	80,726	—	80,726	0.3
Write-ins for Invested Assets	40,359	0.1	40,359	—	40,359	0.1
Total Invested Assets	$31,641,684	100.0%	$31,640,589	$—	$31,640,589	100.0%

* Excluding separate accounts
80